             As filed with the Securities and Exchange Commission
                              on February 8, 2002
                     Registration No. 333-74295; 811-09253

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           __
Pre-Effective Amendment No. ___                                   __
Post-Effective Amendment No. 32                                    X
                                                                  ---
                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   __
Amendment No. 33                                                   X
                                                                  ---
                           ________________________


                            WELLS FARGO FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)
                               525 Market Street
                           San Francisco, CA  94105
         (Address of Principal Executive Offices, including Zip Code)

                          __________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                               C. David Messman
                       Wells Fargo Funds Management, LLC
                         525 Market Street, 12th Floor
                           San Francisco, CA  94105
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006


It is proposed that this filing will become effective (check appropriate box):

__ Immediately upon filing pursuant to Rule 485(b), or

__ on _________ pursuant to Rule 485(b)

X  60 days after filing pursuant to Rule 485(a)(1), or
--

__ on _________ pursuant to Rule 485(a)(1)

__ 75 days after filing pursuant to Rule 485(a)(2), or


__ on ___________pursuant to Rule 485(a)(2)

If appropriate, check  the following box:

__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            WELLS FARGO FUNDS TRUST
                            -----------------------
                             Cross Reference Sheet
                             ---------------------

Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

1               Front and Back Cover Pages
2               Objectives
                Principal Strategies
                Important Risks
3               Summary of Expenses
                Example of Expenses
4               Objectives
                Principal Strategies
                Important Risks
                See Individual Fund Summaries
                Additional Strategies and General Investment Risks
5               Not applicable
6               Organization and Management of the Funds
7               Your Account
                How to Buy Shares
                How to Sell Shares
                Exchanges/How to Exchange Shares
                Dividends and Distributions
                Taxes
8               Distribution Plan
                Exchanges/How to Exchange Shares
9               See Individual Fund Summaries

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page and Table of Contents
11              Historical Fund Information
                Cover Page
12              Investment Restrictions
                Additional Investment Policies
                Risk Factors
13              Management
14              Capital Stock
15              Management
16              Portfolio Transactions
17              Capital Stock
18              Determination of Net Asset Value
                Additional Purchase and Redemption Information
19              Federal Income Taxes
20              Management
21              Performance Calculations
22              Financial Information

Part C          Other Information
------          -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                               EXPLANATORY NOTE
                               ----------------

     This Post-Effective Amendment No. 32 to the Registration Statement of Wells Fargo Funds Trust is being filed to make changes in connection with a change in sub-adviser for the Asset Allocation Fund and the Index Allocation Fund, and to make certain other non-material changes to the Registration Statement.

                                                              [WELLS FARGO LOGO]
WELLS FARGO ALLOCATION FUNDS

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                                   Asset Allocation Fund

                                                   Growth Balanced Fund

                                                   Index Allocation Fund

                                                   Class A, Class B, and Class C


                                                       April 12, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                                                      Allocation Funds
---------------------------------------------------------------------------------------------------------
Overview                             Objectives and Principal Strategies                                4
                                     Summary of Important Risks                                         6
Important summary information        Performance History                                                8
about the Funds.                     Summary of Expenses                                               12
                                     Key Information                                                   16

---------------------------------------------------------------------------------------------------------
The Funds                            Asset Allocation Fund                                             18
                                     Growth Balanced Fund                                              24
Important information about          Index Allocation Fund                                             30
the individual Funds.                Additional Strategies and General
                                     Investment Risks                                                  36
                                     Organization and Management
                                       of the Funds                                                    41

---------------------------------------------------------------------------------------------------------
Your Investment                      A Choice of Share Classes                                         46
                                     Reductions and Waivers of Sales Charges                           49
How to open an account and           Exchanges                                                         52
how to buy, sell and exchange        Your Account                                                      53
Fund shares.                           How to Buy Shares                                               53
                                       How to Sell Shares                                              57

---------------------------------------------------------------------------------------------------------
Reference                            Additional Services and
                                       Other Information                                               59
Additional information and           Table of Predecessors                                             61
term definitions.                    Description of Core Portfolios                                    62
                                     Portfolio Managers                                                66
                                     Glossary                                                          69


Allocation Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the glossary.

----------------------------------------------------------------------------------------------------------------
FUND                                    OBJECTIVE
-----------------------------------------------------------------------------------------------------------------
     Asset Allocation Fund              Seeks long-term total return, consistent with reasonable risk.

     Growth Balanced Fund               Seeks a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

     Index Allocation Fund              Seeks to earn a high level of total return, consistent with the assumption of reasonable risk.

4    Allocation Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The Fund invests in equity and fixed-income securities in varying proportions, with an emphasis on equity securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed-income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. We seek to maintain a 95% or better performance correlation with the respective indexes before fees and expenses, regardless of market conditions. The Fund's "neutral" target allocation is 60% equity securities and 40% fixed-income securities.

The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on equity portfolios. The Fund's "neutral" target allocation is 65% equity securities and 35% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund uses 5 different equity styles, and the fixed-income portion of the Fund uses 3 different fixed-income styles.

The Fund invests in equity and fixed-income securities in varying proportions, with a strong emphasis on equity securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed-income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. We seek to maintain a 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. The Fund's "neutral" target allocation is 100% equity securities and no fixed-income securities.

                                                Allocation Funds Prospectus    5

Summary of Important Risks
--------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .  the individual Fund Descriptions later in this Prospectus;
 .  the "Additional Strategies and General Investment Risks" section beginning on page 36; and
 .  the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
Equity Securities
Each Fund invests in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected. Securities of small or medium-sized companies tend to be more volatile and less liquid than those of large companies.

Foreign Investments
The Funds make foreign investments, which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depository Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depository Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

Debt Securities
The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also have the effect of extending or shortening the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

6  Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                     SPECIFIC RISKS
--------------------------------------------------------------------------------

                         The Funds are subject to the "Equity Securities" and
Asset Allocation and     "Debt Securities" risks described under "Common Risks
Index Allocation Funds   for the Funds" on page 6. Fund assets that track the
                         performance of an index do so whether the index rises or falls.

                         The Fund is primarily subject to the "Equity
Growth Balanced Fund     Securities" and "Debt Securities" risks described under
                         "Common Risks for the Funds" on page 6.

                                                  Allocation Funds Prospectus  7

Performance History
--------------------------------------------------------------------------------

The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable) are compared to the performance of an appropriate broad-based index (or indexes)."Since Inception" information shown for a broad-based index reflects the published return closest to the Fund's inception date.

Please remember that past performance is no guarantee of future results.

Asset Allocation Fund Class A Calendar Year Returns*

  [GRAPH]

'92        7.00%
'93       14.94%
'94       (2.82)%
'95       29.18%
'96       11.65%
'97       22.01%
'98       25.58%
'99        9.49%
'00        0.99%
'01       (7.19)%

Best Qtr.: Q4 '98 . 16.09%         Worst Qtr.: Q1 '01 . (8.90)%

* Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/
for the period ended 12/31/01              1 year       5 years      10 years

Class A (Incept. 11/13/86)                (12.54)%        8.18%         9.83%

Class B (Incept. 1/1/95)/2/               (12.14)%        8.46%         9.86%

Class C (Incept. 4/1/98)/2/                (8.67)%        8.71%         9.86%

S&P 500 Index/3/                          (11.88)%       10.70%        12.93%

LB 20+ Treasury Index/4/                    3.63%         8.49%         8.66%

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  S&P 500 is a registered trademark of Standard & Poor's.
/4/  Lehman Brothers 20+ Treasury Index.

8  Allocation Funds Prospectus

Growth Balanced Fund Class A Shares Calendar Year Returns*/2/

[GRAPH]

'92        5.58%
'93       10.26%
'94        0.16%
'95       23.29%
'96       14.21%
'97       20.78%
'98       22.37%
'99       12.12%
'00        7.59%
'01       (3.15)%

Best Qtr.: Q4 '98 . 16.79%              Worst Qtr.: Q3 '01 . (9.15)%

*  Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/
for the period ended 12/31/01              1 year       5 years      10 years

 Class A (Incept. 10/14/98)/2/             (8.72)%       10.23%        10.29%

 Class B (Incept. 10/1/98)/2/              (8.48)%       10.46%        10.13%

 Class C (Incept. 10/1/98)/2/              (4.80)%       10.77%        10.15%

 S&P 500 Index/3/                         (11.88)%       10.70%        12.93%

 LB Aggregate Bond Index/4/                 8.44%         7.43%         7.23%

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to inception reflects performance of the Institutional Class shares, adjusted to reflect the fees and expenses of this Class. For periods prior to November 11, 1994, performance shown reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of this Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/3/  S&P 500 is a registered trademark of Standard & Poor's.
/4/  Lehman Brothers Aggregate Bond Index.

                                                  Allocation Funds Prospectus  9

Performance History
--------------------------------------------------------------------------------

Index Allocation Fund Class A Shares Calendar Year Returns*/2/

  [GRAPH]

'92        7.44%
'93       12.54%
'94       (0.68)%
'95       34.71%
'96       17.04%
'97       25.18%
'98       26.56%
'99       19.56%
'00       (9.45)%
'01      (13.00)%

Best Qtr.: Q4 '98 . 20.85%              Worst Qtr.: Q3 '01 . (14.97)%

*  Returns do not reflect sales charges. If they did, returns would be lower.

Average annual total return/1/
for the period ended 12/31/01                1 year       5 years      10 years

Class A (Incept. 4/7/88)/2/                 (18.02)%        7.06%        10.29%

Class B (Incept. 12/15/97)/3/               (17.81)%        7.17%        10.18%

Class C (Incept. 7/1/93)/3/                 (14.49)%        7.49%        10.19%

S&P 500 Index/4/                            (11.88)%       10.70%        12.93%

LB 20+ Treasury Index/5/                      3.63%         8.49%         8.66%

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for the Class A shares for the periods prior to December 15, 1997 reflects performance of the Class A shares of the Overland Express Index Allocation Fund.
/3/ Performance shown for the Class B and Class C shares prior to December 15, 1997 reflects the performance of the Class D shares of the Overland Fund adjusted to reflect the Class B and Class C fees and expenses, respectively. For the periods prior to July 1, 1993, the Class B and Class C share performance reflects the performance of the Class A shares of the Overland Fund adjusted to reflect the Class B and Class C fees and expenses, respectively.
/4/  S&P 500 is a registered trademark of Standard & Poor's.
/5/  Lehman Brothers 20+ Treasury Index.

10  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Allocation Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Expenses include core and gateway fees, where applicable.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                                           All Funds
                                                                           ----------------------------------------
                                                                                CLASS A       CLASS B       CLASS C
-------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                              5.75%        None          None

Maximum deferred sales charge (load) (as a percentage of the lower
of the Net Asset Value ("NAV") at purchase or the NAV at redemption)             None/1/      5.00%         1.00%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                 Asset Allocation
                                                                                       Fund
                                                             ------------------------------------------------------
                                                                   CLASS A             CLASS B              CLASS C
-------------------------------------------------------------------------------------------------------------------
Management Fees                                                      0.75%               0.75%                0.75%
Distribution (12b-1) Fees                                            0.00%               0.75%                0.75%
Other Expenses/2/                                                    0.57%               0.55%                0.51%
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 1.32%               2.05%                2.01%
-------------------------------------------------------------------------------------------------------------------
Fee Waivers                                                          0.17%               0.15%                0.11%
-------------------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                                      1.15%               1.90%                1.90%
-------------------------------------------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.
/2/ Other expenses may include expenses payable to affiliates of Wells Fargo
    Bank. Other expenses for the Asset Allocation Fund and Index Allocation Fund have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses.
/3/ The adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.
/4/ Expenses for the Growth Balanced Fund include expenses allocated from the core portfolios in which the Fund invests.
/5/ Net expenses shown are lower than the capped operating expense ratio. The capped operating expense ratio for the Class A shares is 1.30%, and for the Class C shares is 2.05%.

12   Allocation Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

            Growth Balanced                          Index Allocation
                Fund/4/                                    Fund
--------------------------------------------------------------------------------
CLASS A        CLASS B       CLASS C       CLASS A       CLASS B        CLASS C
--------------------------------------------------------------------------------
   0.84%         0.84%         0.84%         0.75%         0.75%          0.75%
   0.00%         0.75%         0.75%         0.00%         0.75%          0.75%
   0.46%         0.57%         0.47%         0.52%         0.62%          0.52%
--------------------------------------------------------------------------------
   1.30%         2.16%         2.06%         1.27%         2.12%          2.02%
--------------------------------------------------------------------------------
   0.15%         0.26%         0.16%         0.00%         0.07%          0.00%
--------------------------------------------------------------------------------
   1.15%         1.90%         1.90%         1.27%/5/      2.05%          2.02%/5/
--------------------------------------------------------------------------------

                                               Allocation Funds Prospectus    13

Allocation Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                   Asset Allocation
                                                        Fund
                                        ----------------------------------------
                                          CLASS A        CLASS B       CLASS C
--------------------------------------------------------------------------------
   1 YEAR                                  $  685         $  693        $  293
   3 YEARS                                 $  953         $  928        $  620
   5 YEARS                                 $1,242         $1,290        $1,073
  10 YEARS                                 $2,060         $2,092        $2,329
--------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                   Asset Allocation
                                                        Fund
                                        ----------------------------------------
                                          CLASS A        CLASS B       CLASS C
--------------------------------------------------------------------------------
   1 YEAR                                  $  685         $  193        $  193
   3 YEARS                                 $  953         $  628        $  620
   5 YEARS                                 $1,242         $1,090        $1,073
  10 YEARS                                 $2,060         $2,092        $2,329
--------------------------------------------------------------------------------

14    Allocation Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Growth Balanced                            Index Allocation
                Fund                                         Fund
--------------------------------------------------------------------------------
 CLASS A        CLASS B       CLASS C       CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
  $  685         $  693        $  293        $  697        $  708        $  305
  $  949         $  951        $  630        $  955        $  957        $  634
  $1,233         $1,336        $1,094        $1,232        $1,333        $1,088
  $2,040         $2,151        $2,377        $2,021        $2,127        $2,348
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
           Growth Balanced                            Index Allocation
                Fund                                         Fund
--------------------------------------------------------------------------------
 CLASS A        CLASS B       CLASS C       CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
  $  685         $  193        $  193        $  697        $  208        $  205
  $  949         $  651        $  630        $  955        $  657        $  634
  $1,233         $1,136        $1,094        $1,232        $1,133        $1,088
  $2,040         $2,151        $2,377        $2,021        $2,127        $2,348
--------------------------------------------------------------------------------

                                               Allocation Funds Prospectus    15

Key Information
--------------------------------------------------------------------------------

In this Prospectus,"we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers."You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Core/Gateway Structure
The Growth Balanced Fund is a "gateway" fund in a "core and gateway" structure. In this structure, a gateway fund invests substantially all of its assets in one or more core portfolios of Wells Fargo Core Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective. Through this structure, gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Core portfolios offer their shares to multiple gateway funds and other core portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the core portfolio(s). The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolio(s). Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined terms. References to the investment activities of a gateway fund are intended to refer to the investment activities of the core portfolio(s) in which it invests.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .  what the Fund is trying to achieve;
 . how we intend to invest your money; and . what makes the Fund different from the other Funds offered in this
   Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

16  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Asset Allocation Fund
--------------------------------------------------------------------------------

Investment Objective
The Asset Allocation Fund seeks long-term total return, consistent with reasonable risk.

--------------------------------------------------------------------------------
Investment Strategies
The Fund invests in equity and fixed-income securities in varying proportions, with an emphasis on equity securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed-income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. The Fund's "neutral" target allocation is 60% equity securities and 40% fixed-income securities.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------
Permitted Investments
The asset classes we invest in are:

 .    Stock Investments--We invest this portion of the Fund in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index; and

 .    Bond Investments--We invest this portion of the Fund in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. Bonds in this index have remaining maturities of twenty years or more.

We seek to maintain a 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. The Fund uses futures contracts to implement target allocation changes recommended by the asset allocation model.

The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations.

--------------------------------------------------------------------------------
Important Risk Factors
The Fund is subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6. Fund assets that track the performance of an index do so whether the index rises or falls.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

18  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Asset Allocation Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------
                                                                  CLASS A SHARES--COMMENCED
                                                                  ON NOVEMBER 13, 1986
                                                                  ------------------------------------------------------------------
                                                                  Sept. 30,       Sept. 30,        Sept. 30,        Feb. 28,
For the period ended:                                               2001            2000            1999/1/          1999/2/
                                                                  ------------------------------------------------------------------
Net asset value, beginning of period                               $  24.36      $     25.84      $     25.65      $     24.99
Income from investment operations:
 Net investment income (loss)                                          0.36             0.55             0.36             0.38
 Net realized and unrealized gain (loss)
  on investments                                                      (3.87)            2.21             0.19             2.92
Total from investment operations                                      (3.51)            2.76             0.55             3.30
Less distributions:
 Dividends from net investment income                                 (0.36)           (0.55)           (0.36)           (0.33)
 Distributions from net realized gain                                 (1.77)           (3.69)            0.00            (2.31)
Total from distributions                                              (2.13)           (4.24)           (0.36)           (2.64)
Net asset value, end of period                                     $  18.72      $     24.36      $     25.84      $     25.65
Total return/5/                                                      (15.52)%          11.96%            2.10%           13.69%
Ratios/supplemental data:
 Net assets, end of period (000s)                                  $989,513      $ 1,266,358      $ 1,310,935      $ 1,362,966
Ratios to average net assets (annualized):
 Ratio of expenses to average net assets                               0.99%            0.99%            0.95%            0.92%
 Ratio of net investment income (loss) to
  average net assets                                                   1.71%            2.20%            2.08%            1.65%
Portfolio turnover                                                       54%              37%              29%              31%
Ratio of expenses to average net assets prior to
 waived fees and reimbursed expenses (annualized)/6/                   1.20%            1.18%            0.96%             N/A
------------------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from February 28 to September 30.
/2/  The Fund changed its fiscal year-end from March 31 to February 28.
/3/  The Fund changed its fiscal year-end from September 30 to March 31.
/4/ This ratio includes activity of the Master Portfolio prior to December 15, 1997.
/5/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/6/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

20  Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                          CLASS B SHARES--COMMENCED
                                          ON JANUARY 1, 1995
----------------------------------------------------------------------------------------------------------------------
   March 31,         March 31,            Sept. 30,    Sept. 30,   Sept. 30,   Feb. 28,      March 31,       March 31,
      1998           1997/3/                2001         2000      1999/1/     1999/2/         1998          1997/3/
-------------------------------------------------------------------------------------------------------------------------
  $    20.30        $    21.24            $  14.78     $  15.63    $  15.55    $  15.16      $  12.29        $  12.84
        0.69              0.41                0.13         0.22        0.18        0.13          0.29            0.19
        6.37              0.65               (2.35)        1.35        0.08        1.77          3.89            0.41
        7.06              1.06               (2.22)        1.57        0.26        1.90          4.18            0.60
       (0.69)            (0.41)              (0.13)       (0.19)      (0.18)      (0.11)        (0.29)          (0.19)
       (1.68)            (1.59)              (1.07)       (2.23)       0.00       (1.40)        (1.02)          (0.96)
       (2.37)            (2.00)              (1.20)       (2.42)      (0.18)      (1.51)        (1.31)          (1.15)
  $    24.99        $    20.30            $  11.36     $  14.78    $  15.63    $  15.55      $  15.16        $  12.29
       36.08%             4.94%             (16.18)%      11.21%       1.68%      12.98%        35.16%           4.62%
  $1,305,848        $1,041,622            $479,035     $577,526    $491,284    $402,991      $267,060        $ 89,252
        0.95%/4/          0.92%/4/            1.74%        1.74%       1.63%       1.62%         1.60%/4/        1.53%/4/
        2.99%/4/          3.91%/4/            0.96%        1.45%       1.42%       0.91%         2.15%/4/        3.30%/4/
          51%/4/             5%/4/              54%          37%         29%         31%           51%/4/           5%/4/
        N/A                N/A                1.93%        1.97%       1.68%       1.63%         N/A             1.58%/4/
-------------------------------------------------------------------------------------------------------------------------

                                                  Allocation Funds Prospectus 21

Asset Allocation Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

----------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------------
                                                                           CLASS C SHARES--COMMENCED
                                                                           ON APRIL 1,        1998
                                                                          --------------------------------------------------------
                                                                           Sept. 30,          Sept. 30,    Sept. 30,      Feb. 28,
For the period ended:                                                        2001               2000        1999/1/        1999
                                                                          --------------------------------------------------------
Net asset value, beginning of period                                       $  14.82             15.68       $ 15.59       $ 15.16

Income from investment operations:
 Net investment income (loss)                                                  0.13              0.21          0.18          0.08
 Net realized and unrealized gain (loss)
  on investments                                                              (2.35)             1.36          0.09          1.82

Total from investment operations                                              (2.22)             1.57          0.27          1.90

Less distributions:
 Dividends from net investment income                                         (0.13)            (0.19)        (0.18)        (0.07)
 Distributions from net realized gain                                         (1.08)            (2.24)         0.00         (1.40)

Total from distributions                                                      (1.21)            (2.43)        (0.18)        (1.47)

Net asset value, end of period                                             $  11.39             14.82       $ 15.68       $ 15.59

Total return/2/                                                              (16.16)%           11.17%         1.69%        12.97%

Ratios/supplemental data:
 Net assets, end of period (000s)                                          $ 31,536            32,911       $20,218       $10,076

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets                                       1.74%             1.74%         1.64%         1.64%
 Ratio of net investment income (loss) to
  average net assets                                                           0.96%             1.42%         1.46%         0.69%

Portfolio turnover                                                               54%               37%           29%           31%

Ratio of expenses to average net assets prior to
 waived fees and reimbursed expenses (annualized)/3/                           1.89%             1.91%         1.70%         1.85%
----------------------------------------------------------------------------------------------------------------------------------


/1/ The Fund changed its fiscal year-end from February 28 to September 30.
/2/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

22  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Growth Balanced Fund
--------------------------------------------------------------------------------

     Investment Objective
     The Growth Balanced Fund seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

     ---------------------------------------------------------------------------
     Investment Strategies
     The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on equity portfolios. The Fund's "neutral" target allocation is 65% equity securities and 35% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. "Style" means either an approach to selecting investments, or a type of investment. We currently invest in 14 core portfolios.

     We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

     ---------------------------------------------------------------------------
     Permitted Investments
     We invest the equity portion of the portfolio in 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. We invest the fixed-income portion of the portfolio in 3 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund's investments.

     The percentage of Fund assets that we invest in different core portfolios may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations. Under normal circumstances, we invest at least 25% of our total assets in fixed-income securities. When market conditions are not "normal," as determined by the model, the Fund's asset allocation may be as low as 20% in fixed-income securities, and these conditions may last for extended periods of time.

     We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

     ---------------------------------------------------------------------------
     Target Allocations
                           Neutral Target Allocations  Target Allocation Ranges
     Equity Styles                    65%                     50-80%
     Fixed-Income Styles              35%                     20-50%

24    Allocation Funds Prospectus

-------------------------------------------------------------------------------

Portfolio Allocation
The Fund's "neutral" portfolio allocations are as follows:

                                                         Allocation

Investment Style/Portfolios                                  65%
Diversified Equity Style
      Index Portfolio                                             16.25%
      Equity Income Portfolio                                     16.25%
      Large Company Style                                         16.25%
           Large Cap Appreciation Portfolio                              1.625%
           Large Company Growth Portfolio                                 13.0%
           Disciplined Growth Portfolio                                  1.625%
      Small Cap Style                                               6.5%
           Small Cap Index Portfolio                                     1.625%
           Small Company Growth Portfolio                                1.625%
           Small Company Value Portfolio                                 1.625%
           Small Cap Value Portfolio                                     1.625%
      International Style                                          9.75%
           International Portfolio                                       4.875%
           International Equity Portfolio                                4.875%
Diversified Bond Style                                       35%
      Managed Fixed Income Portfolio                               17.5%
      Strategic Value Bond Portfolio                               5.85%
      Tactical Maturity Bond Portfolio                            11.65%
TOTAL FUND ASSETS                                           100%

--------------------------------------------------------------------------------
Portfolio Management

Please see the "Description of Core Portfolios" section on page 62 for the objective and principal strategies of each portfolio, and the "Portfolio Managers" section on page 66 for the professional summaries for these managers.

Core Portfolio                   Sub-Adviser         Portfolio Manager(s)
Tactical Maturity Bond           Peregrine           William D. Giese, CFA and
                                                     Patricia Burns, CFA
Strategic Value Bond             Galliard            Richard Merriam, CFA,
                                                     and John Huber
Managed Fixed Income             Galliard            Richard Merriam, CFA,
                                                     and Ajay Mirza, CFA
                                                     Laurie R. White
Equity Income                    WCM                 David L. Roberts, CFA and
                                                     Gary J. Dunn, CFA
Large Cap Appreciation           Cadence             David B. Breed, CFA and
                                                     Wayne A. Wicker, CFA
Large Company Growth             Peregrine           John S. Dale, CFA and
                                                     Gary E. Nussbaum, CFA
Disciplined Growth               Smith               Stephen S. Smith, CFA
Small Cap Index                  WCM                 David D. Sylvester and
                                                     Laurie R. White
Small Company Growth             Peregrine           Robert B. Mersky, CFA and
                                                     Paul E. von Kuster, CFA
Small Company Value              Peregrine           Tasso H. Coin, Jr., CFA and
                                                     Douglas G. Pugh, CFA
Small Cap Value                  Smith               Stephen S. Smith, CFA
International                    Schroder            Michael Perelstein
International Equity             WCM                 Cynthia Tusan, CFA and
                                                     Sabrina Yih, CFA

                                               Allocation Funds Prospectus    25

Growth Balanced Fund
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6. The Fund also invests in small company and foreign securities which are subject to additional risks, including less liquidity and greater price volatility.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

26    Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Growth Balanced Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------------------
                                                           CLASS A SHARES--COMMENCED
                                                           ON OCTOBER 14, 1998
                                                           ---------------------------------------------------
                                                           Sept. 30,      Sept. 30,     Sept 30,       May 31,
For the period ended:                                         2001           2000       1999/1/         1999
                                                           ---------------------------------------------------
Net asset value, beginning of period                        $ 34.96        $ 32.69       $32.78        $28.09

Income from investment operations:
 Net investment income (loss)                                  0.59           0.62         0.16          0.63
 Net realized and unrealized gain (loss)
   on investments                                             (3.72)          4.05        (0.25)         5.67

Total from investment operations                              (3.13)          4.67        (0.09)         6.30

Less distributions:
 Dividends from net investment income                         (0.62)         (0.59)        0.00         (0.58)
 Distributions from net realized gain                         (2.03)         (1.81)        0.00         (1.03)

Total from distributions                                      (2.65)         (2.40)        0.00         (1.61)

Net asset value, end of period                              $ 29.18        $ 34.96       $32.69        $32.78

Total return/4/                                               (9.78)%        14.86%       (0.27)%       22.83%

Ratios/supplemental data:
 Net assets, end of period (000s)                           $25,049        $17,976       $6,552        $3,667

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets/2/                    1.15%          1.15%        1.15%         1.15%
 Ratio of net investment income (loss) to
   average net assets                                          1.93%          2.05%        1.83%         1.92%

Portfolio turnover/3/                                            60%            56%          11%           49%

Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses (annualized)/2/,/5/                                  1.30%          1.37%        1.67%         1.88%
--------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests. /3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

28   Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
  CLASS B SHARES--COMMENCED                         CLASS C SHARES--COMMENCED
  ON OCTOBER 1, 1998                                ON OCTOBER 1, 1998
---------------------------------------------------------------------------------------------------
  Sept. 30,    Sept. 30,    Sept. 30,    May 31,    Sept. 30,    Sept. 30,    Sept. 30,    May 31,
    2001         2000        1999/1/      1999         2001          2000      1999/1/      1999
---------------------------------------------------------------------------------------------------
   $ 32.50      $ 30.59      $ 30.59     $26.96      $ 32.50       $30.65      $30.79      $26.96

      0.39         0.42         0.10       0.56         0.39         0.48        0.07        0.65

     (3.50)        3.71        (0.27)      4.82        (3.50)        3.66       (0.21)       4.79

     (3.11)        4.13        (0.17)      5.38        (3.11)        4.14       (0.14)       5.44

     (0.44)       (0.41)        0.00      (0.55)       (0.45)       (0.48)       0.00       (0.58)
     (2.03)       (1.81)        0.00      (1.03)       (2.03)       (1.81)       0.00       (1.03)

     (2.47)       (2.22)        0.00      (1.58)       (2.48)       (2.29)       0.00       (1.61)

   $ 26.92      $ 32.50      $ 30.59     $30.76      $ 26.91       $32.50      $30.65      $30.79

    (10.45)%      14.04%       (0.55)%    20.36%      (10.46)%      14.06%      (0.45)%     20.59%

   $48,487      $20,198      $11,967     $8,978      $11,265       $6,564      $2,153      $1,236

      1.90%        1.90%        1.90%      1.75%        1.90%        1.90%       1.68%       1.68%

      1.16%        1.28%        1.08%      1.34%        1.18%        1.31%       1.30%       1.45%

        60%          56%          11%        49%          60%          56%         11%         49%


      2.16%        2.15%        2.31%      2.43%        2.06%        2.12%       2.46%       4.43%
---------------------------------------------------------------------------------------------------

                                                Allocation Funds Prospectus   29

Index Allocation Fund
--------------------------------------------------------------------------------

Investment Objective
The Index Allocation Fund seeks to earn a high level of total return, consistent with the assumption of reasonable risk.

--------------------------------------------------------------------------------

Investment Strategies
The Fund invests in equity and fixed-income securities in varying proportions, with a strong emphasis on equity securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed-income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ year Treasury Index. The Fund's "neutral" target allocation is 100% equity securities and no fixed-income securities.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------

Permitted Investments
The asset classes we invest in are:

  . Stock Investments--We invest this portion of the Fund in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index; and

  . Bond Investments--We invest this portion of the Fund in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. Bonds in this index will have remaining maturities of twenty years or more.

We seek to maintain a 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. The Fund uses futures contracts to implement target allocation changes recommended by the asset allocation model. Under normal market conditions, we invest at least 80% of the Fund's assets in securities representative of the S&P 500 Index, Lehman Brothers 20+ Year Treasury Index, or a combination of both.

The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations.

30    Allocation Funds Prospectus

-------------------------------------------------------------------------------

     Important Risk Factors
     The Fund is subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6. Fund assets that track the performance of an index do so whether the index rises or falls.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 36. These considerations are all important to your investment choice.

                                                Allocation Funds Prospectus   31

Index Allocation Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                                          CLASS A SHARES--COMMENCED
                                                          ON APRIL 7, 1988
                                                          -------------------------------------------------------------------
                                                          Sept. 30,      Sept. 30,      Sept. 30,      Feb. 28,      March 31,
For the period ended:                                       2001           2000          1999/1/       1999/2/        1998/3/
                                                          -------------------------------------------------------------------
Net asset value, beginning of period                      $ 21.50        $ 19.72        $ 19.04        $ 17.55       $ 15.51

Income from investment operations:
 Net investment income (loss)                                0.01           0.01           0.02           0.03          0.01
 Net realized and unrealized gain (loss)
  on investments                                            (5.41)          2.48           0.68           2.14          2.04

Total from investment operations                            (5.40)          2.49           0.70           2.17          2.05

Less distributions:
 Dividends from net investment income                        0.00           0.00          (0.02)         (0.03)        (0.01)
 Distributions from net realized gain                       (2.07)         (0.71)          0.00          (0.65)         0.00

Total from distributions                                    (2.07)         (0.71)         (0.02)         (0.68)        (0.01)

Net asset value, end of period                            $ 14.03        $ 21.50        $ 19.72        $ 19.04       $ 17.55

Total return/4/                                            (27.42)%        12.63%          3.68%         12.60%        13.23%

Ratios/supplemental data:
 Net assets, end of period (000s)                         $57,833        $89,608        $94,676        $92,655       $92,733

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets                     1.30%          1.30%          1.26%          1.29%         1.31%
 Ratio of net investment income (loss) to
  average net assets                                         0.01%         (0.01)%         0.15%          0.19%         0.30%

Portfolio turnover                                              4%             7%             3%            12%            0%

Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses (annualized)/5/                                    1.30%          1.32%          1.26%           N/A          1.32%
-----------------------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from February 28 to September 30.
/2/ The Fund changed its fiscal year-end from March 31 to February 28.
/3/ The Fund changed its fiscal year-end from December 31 to March 31.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.


32   Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

                          CLASS B SHARES--COMMENCED                                               CLASS C SHARES--COMMENCED
                          ON DECEMBER 15, 1997                                                     ON JULY 1, 1993
----------------------------------------------------------------------------------------------------------------------------
  Dec. 31,    Dec. 31,    Sept. 30,    Sept. 30,    Sept. 30,    Feb. 28,    March 31,    Dec. 31,   Sept. 30,    Sept. 30,
    1997        1996         2001         2000        1999/1/     1999/2/     1998/3/       1997        2001        2000
----------------------------------------------------------------------------------------------------------------------------
  $ 13.99     $ 13.76     $  26.30     $ 24.30      $ 23.55      $ 21.81     $ 19.31      $ 18.99    $  26.31     $ 24.32

     0.28        0.29        (0.16)      (0.15)       (0.05)       (0.07)      (0.01)        0.00       (0.21)      (0.22)

     3.23        2.02        (6.58)       3.02         0.80         2.61        2.51         0.32       (6.53)       3.08

     3.51        2.31        (6.74)       2.87         0.75         2.54        2.50         0.32       (6.74)       2.86

    (0.28)      (0.29)        0.00        0.00         0.00         0.00        0.00         0.00        0.00        0.00
    (1.71)      (1.79)       (2.53)      (0.87)        0.00        (0.80)       0.00         0.00       (2.53)      (0.87)

    (1.99)      (2.08)       (2.53)      (0.87)        0.00        (0.80)       0.00         0.00       (2.53)      (0.87)

  $ 15.51     $ 13.99     $  17.03     $ 26.30      $ 24.30      $ 23.55     $ 21.81      $ 19.31    $  17.04     $ 26.31

    25.18%      17.04%      (27.98)%     11.81%        3.18%       11.88%      12.95%        1.69%     (27.97)%     11.76%

  $80,512     $60,353     $ 19,755     $29,726      $19,431      $12,568     $ 3,322      $   356    $ 44,621     $77,008

     1.26%       1.31%        2.05%       2.05%        2.03%        2.04%       2.06%        2.05%       2.05%       2.05%

     1.82%       2.06%       (0.74)%     (0.78)%      (0.61)%      (0.57)%     (0.43)%      (0.17)%     (0.74)%     (0.76)%

       80%         67%           4%          7%           3%          12%          0%          80%          4%          7%


     1.29%       1.44%        2.15%       2.18%        2.07%        2.26%       4.03%       15.17%       2.05%       2.13%
----------------------------------------------------------------------------------------------------------------------------

                                                Allocation Funds Prospectus   33

Index Allocation Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                    CLASS C SHARES--CONTINUED
                                                    ----------------------------------------------------------------
                                                    Sept. 30,     Feb. 28,     March 31,      Dec. 31,      Dec. 31,
For the period ended:                                1999/1/      1999/2/       1998/3/         1997          1996
                                                    ----------------------------------------------------------------
Net asset value, beginning of period                $ 23.56       $ 21.82       $ 19.32       $ 17.42       $ 17.10

Income from investment operations:
 Net investment income (loss)                         (0.07)        (0.10)        (0.02)         0.20          0.22
 Net realized and unrealized gain (loss)
  on investments                                       0.83          2.64          2.52          4.00          2.54

Total from investment operations                       0.76          2.54          2.50          4.20          2.76

Less distributions:
 Dividends from net investment income                  0.00          0.00          0.00         (0.20)        (0.22)
 Distributions from net realized gain                  0.00         (0.80)         0.00         (2.10)        (2.22)

Total from distributions                               0.00         (0.80)         0.00         (2.30)        (2.44)

Net asset value, end of period                      $ 24.32       $ 23.56       $ 21.82       $ 19.32       $ 17.42

Total return/4/                                        3.23%        11.88%        13.00%        24.07%        16.37%

Ratios/supplemental data:
 Net assets, end of period (000s)                   $77,530       $67,364       $56,164       $46,084       $24,655

Ratios to average net assets (annualized):
 Ratio of expenses to average net assets               2.01%         2.05%         2.05%         2.02%         2.05%
 Ratio of net investment income (loss) to
  average net assets                                  (0.60)%       (0.56)%       (0.44)%        1.00%         1.35%

Portfolio turnover                                        3%           12%            0%           80%           67%

Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses (annualized)/5/                              2.02%         2.06%         2.09%         2.05%         2.20%

--------------------------------------------------------------------------------------------------------------------

/1/ The Fund changed its fiscal year-end from February 28 to September 30.
/2/ The Fund changed its fiscal year-end from March 31 to February 28.
/3/ The Fund changed its fiscal year-end from December 31 to March 31.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

34   Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------


Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

 .  We cannot guarantee that a Fund will meet its investment objective.

 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good any such losses.

 . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 . An investment in a single Fund, by itself, does not constitute a complete investment plan.

 . The Growth Balanced Fund is subject to leverage risk, which is the risk that some relatively smaller transactions may multiply smaller market movements into larger changes in the Fund's NAV. This risk may occur when the Fund makes investments in derivatives, such as options or futures contracts.

 . The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.

 . The Funds may also use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

 .  The Growth Balanced Fund may invest a portion of its assets in U.S.
   Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce

36  Allocation Funds Prospectus

--------------------------------------------------------------------------------

   the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Emerging Market Risk--The additional risks associated with emerging markets, as defined in the glossary, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                  Allocation Funds Prospectus 37

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of those securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors"
section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

38  Allocation Funds Prospectus

-------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.


                                                                                                  ASSET    GROWTH     INDEX
                                                                                               ALLOCATION BALANCED  ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT PRACTICE                                                PRINCIPAL RISKS
-----------------------------------------------------------------------------------------------------------------------------------
 Borrowing Policies
 The ability to borrow money for temporary                         Leverage Risk                     x         x          x
 purposes (e.g. to meet shareholder redemptions).

 Emerging Markets
 Securities of companies based in countries                        Emerging Market, Foreign
 considered developing or to have "emerging"                       Investment, Regulatory,                     x
 stock markets. Generally these securities have                    Liquidity and Currency Risk
 the same type of risks as foreign securities,
 but to a higher degree.

 Floating and Variable Rate Debt                                   Interest Rate
 Instruments with interest rates that are adjusted                 and Credit Risk                             x
 either on a schedule or when an index or benchmark changes.

 Foreign Securities
 Equity securities issued by a non-U.S. company, which             Foreign Investment,
 may be in the form of an ADR or similar investment, or            Regulatory, Liquidity             x         x          x
 debt securities of a non-U.S. company or foreign government.      and Currency Risk

 Forward Commitment, When-Issued and Delayed
 Delivery Transactions                                             Interest Rate,
 Securities bought or sold for delivery at a later date            Leverage Risk, and                x         x          x
 or bought or sold for a fixed price at a fixed date.              Credit Risk

 Illiquid Securities
 A security which may not be sold or disposed of in the            Liquidity Risk                    x         x          x
 ordinary course of business within seven days at the value
 determined by the Fund. Limited to 15% of net assets.

 Loans of Portfolio Securities
 The practice of loaning securities to brokers, dealers and        Credit, Counter-Party
 financial institutions to increase returns on those               and Leverage Risk                 x         x          x
 securities. Loans may be made up to 1940 Act limits
 (currently one-third of total assets, including the value
 of the collateral received).

                                                  Allocation Funds Prospectus 39

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

                                                                                        ASSET      GROWTH    INDEX
                                                                                      ALLOCATION  BALANCED  ALLOCATION
----------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                           PRINCIPAL RISKS
---------------------------------------------------------------------------------------------------------------------
Mortgage- and Asset-Backed Securities
Securities consisting of undivided fractional                 Interest Rate, Credit,                   x
interests in pools of consumer loans, such as                 and Prepayment/
mortgage loans, car loans, credit card debt or                Extension Risk
receivables held in trust.

Options
The right or obligation to receive or deliver                 Credit and
a security or cash payment depending on the                   Liquidity Risk                 x         x           x
security's price or the performance of an index
or benchmark. Types of options used may include:
options on securities, options on a stock index,
stock index futures and options on stock index
futures to protect liquidity and portfolio value.

Other Mutual Funds
Investments by the Fund in shares of other mutual                                            x         x           x
funds, Market Risk which will cause Fund shareholders
to bear a pro rata portion of the other fund's
expenses,in addition to the expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but which may         Liquidity Risk
or may not be resold in accordance with Rule 144A under                                      x         x           x
the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security               Credit and                     x         x           x
agrees to  Credit and buy back a security at an               Counter-Party Risk
agreed upon time and price, usually with interest.

Small Company Securities
Investments in small companies, which may be less             Small Company Investment,
liquid and more volatile than investments                     Market and Liquidity Risk.               x
in larger companies.

Stripped Obligations
Securities that give ownership to either future               Interest Rate Risk
payments of interest or a future payment of                                                            x
principal, but not both. These securities tend
to have greater interest rate sensitivity than
conventional debt.

40    Allocation Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.


About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment adviser to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment adviser to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 61 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders it may change service providers.

--------------------------------------------------------------------------------------------
                             BOARD OF TRUSTEES
--------------------------------------------------------------------------------------------
                          Supervises the Funds' activities
--------------------------------------------------------------------------------------------
         INVESTMENT ADVISER                               CUSTODIAN
--------------------------------------------------------------------------------------------
 Wells Fargo Funds Management, LLC           Wells Fargo Bank Minnesota, N.A.
 525 Market St., San Francisco, CA           6th & Marquette, Minneapolis, MN
 Manages the Funds' investment activities

                                             Provides safekeeping for the Funds' assets
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                          INVESTMENT SUB-ADVISER
--------------------------------------------------------------------------------------------
                  Wells Capital Management Incorporated
                            525 Market Street
                            San Francisco, CA
              Responsible for day-to-day portfolio management
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                                     SHAREHOLDER
                                         TRANSFER                     SERVICING
     ADMINISTRATOR                        AGENT                         AGENTS
--------------------------------------------------------------------------------------------
     Wells Fargo Funds             Boston Financial Data            Various Agents
     Management, LLC               Services, Inc.
     525 Market St.                Two Heritage Dr.
     San Francisco, CA             Quincy, MA

     Manages the                   Maintains records                Provide
     Funds' business               of shares and                    services to
     activities                    supervises the payment           customers
                                   of dividends
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------------------
        Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                 SHAREHOLDERS
--------------------------------------------------------------------------------------------

                                                Allocation Funds Prospectus   41

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. As of September 30, 2001, Funds Management and its affiliates managed over $155 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Growth Balanced Fund is a gateway fund that invests in various core portfolios. Funds Management is entitled to receive an annual investment advisory fee of 0.25% of the Fund's average daily net assets for providing advisory services to the Fund, including the determination of the asset allocations of the Fund's investments in various core portfolios. Funds Management also acts as the adviser to, and is entitled to receive a fee from, the core portfolios. The total amount of investment advisory fees paid to Funds Management as a result of the Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios.

Dormant Investment Advisory Arrangements
Under the investment advisory contract for the Funds, Funds Management acts as investment adviser for gateway fund assets redeemed from a core portfolio and invested directly in a portfolio of securities. Funds Management does not receive any compensation under this arrangement as long as a gateway fund invests substantially all of its assets in one or more core portfolios. If a gateway fund redeems assets from a core portfolio and invests them directly, Funds Management receives an investment advisory fee from the gateway fund for the management of those assets.

Each gateway fund has a similar "dormant" sub-advisory arrangement with some or all of the sub-advisers that advise the core portfolio(s) in which a gateway fund invests. Under these arrangements, if a gateway fund redeems assets from a core portfolio and invests them directly using the sub-adviser, the sub-adviser would receive a sub-advisory fee from Funds Management at the same rate the sub-adviser received from the core portfolio for investing the portion of the Fund's assets formerly invested in the core portfolio.

The Sub-Advisers
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management located at 525 Market Street, San Francisco, CA 94163, is the sub-adviser for each of the Funds, and in this capacity is responsible for the day-to-day investment management activities of the Funds. WCM also is the sub-adviser for the Index, Equity Income, Small Cap Index and International Equity Portfolios in which the Growth Balanced Fund invests. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of September 30, 2001, WCM managed assets aggregating in excess of $99 billion.

Cadence Capital Management ("Cadence"), a wholly-owned subsidiary of Allianz A.G. located at 265 Franklin Street, Boston, Massachusetts 02110, is the investment sub-adviser for the Large Cap Appreciation Portfolio. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Cadence is a registered investment adviser that provides investment management services to pension plans, endowments, mutual funds, and individual investors. As of September 30, 2001, Cadence managed approximately $5.1 billion in assets.

42  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Galliard Capital Management ("Galliard"), located at LaSalle Plaza, 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479, is the investment sub-adviser for the Strategic Value Bond and Managed Fixed Income Portfolios in which the Growth Balanced Fund invests. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Galliard provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations and corporate and other business entities. As of September 30, 2001, Galliard managed approximately $8.7 billion in assets.

Peregrine Capital Management ("Peregrine"), a wholly-owned subsidiary of Wells Fargo Bank, Minnesota, N.A. located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, is the investment sub-adviser for the Large Company Growth, Small Company Growth, Small Company Value and Tactical Maturity Bond Portfolios in which the Growth Balanced Fund invests. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans, 401(k) plans, foundation and endowments. As of September 30, 2001, Peregrine managed approximately $9.1 billion in assets.

Schroder Investment Management ("Schroder"), located at 787 7th Avenue, New York, NY 10019, is the investment sub-adviser for the International Core Portfolio in which the Growth Balanced Fund invests. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Schroder provides investment management services to company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of September 30, 2001, Schroder managed $34 billion in assets.

Smith Asset Management Group ("Smith Group"), located at 200 Crescent Court, Suite 850, Dallas, Texas 75201, is the investment sub-adviser for the Disciplined Growth and Small Cap Value Portfolios in which the Growth Balanced Fund invests. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Smith Group provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style. As of September 30, 2001, the Smith Group managed over $1.2 billion in assets.

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund class. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily assets.

                                                  Allocation Funds Prospectus 43

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

44  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this
Prospectus:

 .   Class A Shares--with a front-end sales charge, volume reductions and lower ongoing expenses than Class B and Class C shares.
 .   Class B Shares--with a contingent deferred sales charge ("CDSC")
    payable upon redemption that diminishes over time, and higher ongoing expenses than Class A shares.
 .   Class C Shares--with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Class C shares are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares depends on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused. For Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also either will be treated as orders for Class A shares or will be refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.


Class A Share Sales Charge Schedule

If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

46  Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------

                                AMOUNT OF              FRONT-END SALES              FRONT-END SALES
                                 PURCHASE               CHARGE AS % OF               CHARGE AS % OF
                                                    PUBLIC OFFERING PRICE         NET AMOUNT INVESTED
Less than $                        50,000                      5.75%                      6.10%
$50,000 to                       $ 99,999                      4.75%                      4.99%
$100,000 to                      $249,999                      3.75%                      3.90%
$250,000 to                      $499,999                      2.75%                      2.83%
$500,000 to                      $999,999                      2.00%                      2.04%
$1,000,000 and over/1/                                         0.00%                      0.00%

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule

If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Waivers" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

--------------------------------------------------------------------------------
CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN   1 YEAR    2 YEARS    3 YEARS    4 YEARS    5 YEARS    6 YEARS    7 YEARS    8 YEARS
CDSC                 5.00%     4.00%      3.00%      3.00%       2.00%      1.00%      0.00%    A shares

The CDSC percentage you pay is applied to the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased after July 17, 1999 are also subject to the above CDSC schedule.

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased after May 18, 1999 are also subject to the above CDSC schedule.

                                                  Allocation Funds Prospectus 47

A Choice of Share Classes
--------------------------------------------------------------------------------

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased prior to July 17, 1999, but after March 3, 1997, are subject to the following CDSC schedule, and such shares convert to Class A shares automatically after six years:

---------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED AFTER MARCH 3, 1997, BUT BEFORE JULY 17, 1999 HAVE THE FOLLOWING CDSC
SCHEDULE:
---------------------------------------------------------------------------

     REDEMPTION WITHIN        1 YEAR     2  YEARS     3 YEARS     4 YEARS     5 YEARS    6  YEARS     7 YEARS
     CDSC                      5.00%        4.00%      3.00%       3.00%       2.00%      1.00%       A shares

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares that were purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC schedule for these shares is below:

------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED PRIOR TO MARCH 3, 1997 HAVE THE FOLLOWING CDSC SCHEDULE:
-------------------------------------------------------------------------

     REDEMPTION WITHIN        1 YEAR    2  YEARS     3 YEARS     4 YEARS     5 YEARS     6 YEARS    7 YEARS
     CDSC                      3.00%      2.00%        1.00%      1.00%       0.00%       0.00%     A shares

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased prior to May 18, 1999 are subject to the following CDSC schedule on the exchanged shares, and such shares convert to Class A shares automatically after seven years:

---------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR NORWEST ADVANTAGE FUND SHARES PURCHASED PRIOR TO MAY 18, 1999 HAVE THE FOLLOWING CDSC SCHEDULE:
---------------------------------------------------------------------

     REDEMPTION WITHIN        1 YEAR    2 YEARS     3 YEARS     4 YEARS     5 YEARS     6 YEARS    7 YEARS     8 YEARS
     CDSC                      4.00%     3.00%       3.00%       2.00%       2.00%       1.00%      0.00%      A shares

If you exchange the Class B shares received in the reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.


Class C Share CDSC Schedule

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is applied to the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your CDSC. Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

48  Allocation Funds Prospectus

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.


Class A Share Reductions

 . You pay no sales charges on Fund shares you buy with reinvested distributions.

 . You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

 . By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

 . Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B, and Class C shares of any Wells Fargo Fund already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.

 . You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A shares or Class B shares within 120 days of the date of the redemption.

 . You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 . a family unit, including children under the age of twenty-one or single trust estate;

 .  a trustee or fiduciary purchasing for a single fiduciary relationship;
   or

 . the members of a "qualified group" which consists of a "company" (as defined in the 1940 Act, as amended), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.


                  How a Letter of Intent Can Save You Money!

If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

                                                  Allocation Funds Prospectus 49

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Class B and Class C Share CDSC Waivers

 .  You pay no CDSC on Funds shares you purchase with reinvested distributions.

 . We waive the CDSC for all redemptions made because of scheduled (Rule 72T withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

 . We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

 . We waive the CDSC for redemptions made at the direction of Funds Management in order, for example, to complete a merger.

 .  We waive the Class B share CDSC for withdrawals made by former Norwest
   Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

 .  We waive the Class C share CDSC for certain types of accounts.

For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, and for all other shareholders, no CDSC is imposed on withdrawals that meet of all the following circumstances:

 .  withdrawals are made by participating in the Systematic Withdrawal Program;

 . withdrawals may not exceed 10% of your fund assets (including "free shares") annually based on your anniversary date in the Systematic Withdrawal Program; and

 .  you participate in the dividend and capital gain reinvestment program.

Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

 .  Current and retired employees, directors/trustees and officers of:

     .  Wells Fargo Funds (including any predecessor funds);

     .  Wells Fargo & Company and its affiliates;

     .  and the family members of any of the above.

 .  Current employees of:

     .  Stephens Inc. and its affiliates;

     .  broker-dealers who act as selling agents;

     . and immediate family members (spouse, sibling, parent, or child) of any of the above.

Contact your selling agent for further information.

You also may buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension, trust or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

50  Allocation Funds Prospectus

--------------------------------------------------------------------------------
We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.


Distribution Plan

We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 of the 1940 Act for the Class B and Class C shares of the Funds. The Plan authorizes the payment of all or part of the cost of preparing and distributing Prospectuses and distribution-related services, including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. For these services, the Class B and Class C shares of the Funds pay 0.75% of their average daily net assets on an annual basis.

These fees are paid out of the Funds' assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                  Allocation Funds Prospectus 51

Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .  You should carefully read the prospectus for the Fund into which you wish to exchange.
 . Every exchange involves selling Fund shares that may produce a capital gain or loss for tax purposes.

 . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

 . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 . Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

 . Exchanges may be made between like share classes. Class C shares of non-money market Funds may be exchanged for Class A shares of money market Funds. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds. The aging schedule of the originally purchased shares transfers to the exchanged shares for the purpose of applying any CDSC upon redemption.

 . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

52  Allocation Funds Prospectus

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

 .    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

 .    Each Fund's investments are generally valued at current market prices.
     Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

 .    We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

 .    We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m.
     (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day.
     Requests we receive after the cutoff time are processed the next business day.

 .    The Funds are open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares

 .    By opening an account directly with the Fund (simply complete and return a
     Wells Fargo Funds Application with proper payment);

 .    Through a brokerage account with an approved selling agent; or

 .    Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor or their affiliates in connection with the sale of Fund shares.

                                                  Allocation Funds Prospectus 53

Your Account
--------------------------------------------------------------------------------

Minimum Investments

 .  $1,000 per Fund minimum initial investment; or

 .  $100 per Fund if you use the Systematic Purchase Program; and

 .  $100 per Fund for all investments after your initial investment.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

Small Account Redemptions

 .    We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please consult your selling agent for further details.

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

 .    Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (If no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

 .    Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example,"Wells Fargo Growth Balanced Fund, Class B." Please note that checks made payable to any other entity other than the full Fund name or "Wells Fargo Funds" will be returned to you. . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

 .    You may start your account with $100 if you elect the Systematic Purchase
     Program option on the Application.

 .    Mail to: Wells Fargo Funds              Overnight Mail Only: Wells Fargo Funds
              P.O. Box 8266                                       Attn: CCSU-Boston Financial
              Boston, MA 02266-8266                               66 Brooks Drive
                                                                  Braintree, MA 02184

54    Allocation Funds Prospectus

                                                          How to Buy Shares
--------------------------------------------------------------------------------


    ----------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
    ----------------------------------------------------------------------------
     . Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

     .  Enclose the payment stub/card from your statement if available.

     .  Mail to: Wells Fargo Funds
                 P.O. Box 8266
                 Boston, MA 02266-8266

    ----------------------------------------------------------------------------
     BY WIRE
    ----------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
    ----------------------------------------------------------------------------
     . You must first call investor Service at 1-800-222-8222, option 0, to notify them of an incoming wire your account number on the check as well

     . If you do not currently have an account, complete a Wells Fargo Funds Application. You must wire at least $1,000. Be sure to indicate the fund name and the share class into which you intend to invest.

     .  All purchases must be made with U.S. dollars.

     . Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application in proper order

      .  Overnight Application to:  Wells Fargo Funds
                                    ATTN: CCSU-Boston Financial
                                    66 Brooks Drive
                                    Braintree, MA 02184

      .  Wire money to:             State Street Bank & Trust                 Attention:
                                    Boston, MA                                Wells Fargo Funds (Name
                                                                              of Fund, Account Number,
                                    Bank Routing Number:                      and Share Class)
                                    ABA 011 000028

                                                                              Account Name:
                                    Wire Purchase Account Number:             (Registration Name
                                    9905-437-1                                Indicated on Application)

    ----------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
    ----------------------------------------------------------------------------
     . Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

      .  Wire money to:  State Street Bank & Trust              Attention:
                         Boston, MA                             Wells Fargo Funds (Name
                                                                of Fund, Account Number,
                         Bank Routing Number:                   and Share Class)
                         ABA 011 000028
                                                                Account Name:
                         Wire Purchase Account Number:          (Registration Name
                         9905-437-1                             Indicated on Account)


                                                  Allocation Funds Prospectus 55

Your Account                                                How to Buy Shares
--------------------------------------------------------------------------------


    ----------------------------------------------------------------------------
     BY PHONE
    ----------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
    ----------------------------------------------------------------------------
     You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

     . Call Investor Services at 1-800-222-8222, option 0 for an Investor Service Representative or option 2 to use our Automated Voice Response service to either:

        .  transfer at least $1,000 from a linked settlement account, or

        . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

    ----------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
    ----------------------------------------------------------------------------
     . Call Investor Services at 1-800-222-8222, option 0 for an Investor Service Representative or option 2 to use our Automated Voice Response service to either:

        .  transfer at least $100 from a linked settlement account, or

        . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

56  Allocation Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------


 The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

----------------------------------------------------------------------------
 BY MAIL
----------------------------------------------------------------------------
 . Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

 . Make sure all the account owners sign the request exactly as their names appear on the account application.

 . You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 . Signature Guarantees are required for mailed redemption requests over $50,000, or if the address on your account was changed within the last 30 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

 .  Mail to:         Wells Fargo Funds
                     P.O. Box 8266
                     Boston, MA 02266-8266

----------------------------------------------------------------------------
 BY PHONE
----------------------------------------------------------------------------
 . Call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or option 2 to use our Automated Voice Response service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

 . Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

 . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 . Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

 . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

 . We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

                                                  Allocation Funds Prospectus 57

Your Account                                                 How to Sell Shares
--------------------------------------------------------------------------------


----------------------------------------------------------------------------
 GENERAL NOTES FOR SELLING SHARES
----------------------------------------------------------------------------
 . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.
 .  Your redemptions are net of any applicable CDSC.
 . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.
 . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
 . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

58  Allocation Funds Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------


Automatic Programs
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th of the month. Call Investor Services at 1-800-222-8222, option 0 for more information.

 . Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund and class you would like to purchase and specify an amount of at least $100.

 . Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 . Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

   .  must have a Fund account valued at $10,000 or more;

   .  must have your distributions reinvested; and

   .  may not simultaneously participate in the Systematic Purchase
      Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.


Income and Gain Distributions
The Asset Allocation and Index Allocation Funds in this Prospectus pay any distributions of net investment income quarterly and capital gain distributions at least annually. The Growth Balanced Fund pays any distributions of net investment income and capital gain at least annually.

We offer the following distribution options:
 . Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

 . Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

 . Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

                                                  Allocation Funds Prospectus 59

Additional Services and Other Information
--------------------------------------------------------------------------------


 . Directed Distribution Purchase Option--Lets you buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing the NAV per share by the amount distributed.


Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for further federal income tax considerations.

As required by the Internal Revenue Code, we will pass on to you substantially all of a Fund's net investment income and realized capital gains. Distributions of a Fund's ordinary income, net short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding.

60  Allocation Funds Prospectus

Table of Predecessors
-------------------------------------------------------------------------------

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

Each Fund listed below is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.

   Wells Fargo Funds Trust          Predecessor Fund
   Asset Allocation Fund            Stagecoach Asset Allocation Fund
   Growth Balanced Fund             Norwest Advantage Growth Balanced Fund
   Index Allocation Fund            Stagecoach Index Allocation Fund

                                                  Allocation Funds Prospectus 61

Description of Core Portfolios
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
PORTFOLIO                     OBJECTIVE
---------------------------------------------------------------------------------------------------------
Disciplined Growth Portfolio  The Portfolio seeks capital appreciation by investing in common stocks of larger companies.

Equity Income Portfolio       The Portfolio seeks to provide long-term capital appreciation consistent with above-average dividend income.

Index Portfolio               The Portfolio seeks to replicate the return of the S&P 500 Index with minimum tracking error and to minimize transaction costs.

International Portfolio       The Portfolio seeks to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the
                              United States.

International Equity          The Portfolio seeks total return, with an emphasis on capital appreciation
Portfolio                     over the long term, by investing in equity securities of companies located or operating in developed non-U.S. countries and in emerging markets of the world.

Large Cap Appreciation        The Portfolio seeks long-term capital appreciation.
Portfolio

Large Company Growth          The Portfolio seeks to provide long-term capital appreciation by investing
Portfolio                     primarily in large, high-quality domestic companies that the adviser believes have superior growth potential.

Managed Fixed Income          The Portfolio seeks consistent fixed-income returns by investing primarily
Portfolio                     in investment grade intermediate-term securities.

Small Cap Index Portfolio     The Portfolio seeks to replicate the total return of the S&P Small Cap 600
                              Index with minimum tracking error and to minimize transaction costs.

Small Cap Value Portfolio     The Portfolio seeks capital appreciation by investing in common stocks of smaller companies.

Small Company Growth          The Portfolio seeks to provide long-term capital appreciation by investing
Portfolio                     in smaller domestic companies.

62    Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
The Portfolio invests primarily in the common stocks of companies that, in the view of the adviser, possess above-average potential for growth. We invest in a portfolio of securities with an average market capitalization greater than $5 billion.

The Portfolio invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations and above-average dividend income. We invest principally in securities of companies with market capitalizations of $3 billion or more.

Under normal circumstances, the Portfolio holds stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index.

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment.

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment. We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth and total return capabilities.

In making investment decisions for the Portfolio, we consider the 1,000 largest publicly traded companies in the U.S., screening the stocks in this universe for a series of growth and value criteria. We invest principally in securities of companies with market capitalizations of $3 billion or more.

The Portfolio invests primarily in large companies that have superior growth potential. We invest principally in securities of companies with market capitalizations of $3 billion or more.

The Portfolio invests in a diversified blend of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities of a broad spectrum of U.S. and foreign issuers including U.S. Government securities, and the debt securities of financial institutions, corporations and others.

Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market value of the S&P 600 Small Cap Index.

The Portfolio invests primarily in companies that the adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

The Portfolio invests primarily in the common stock of small domestic companies that are either growing rapidly or completing a period of significant change. We invest principally in securities of companies with market capitalizations of $ 3billion or less.

                                                  Allocation Funds Prospectus 63

Description of Core Portfolios
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                        OBJECTIVE
--------------------------------------------------------------------------------
Small Company Value         The Portfolio seeks to provide long-term capital
Portfolio                   appreciation by investing principally in smaller
                            companies whose market capitalization is less than
                            the largest stock in the Russell 2000 Index, a
                            small-capitalization range that is expected to
                            change frequently.

Strategic Value Bond        The Portfolio seeks total return by investing
Portfolio                   primarily in income-producing securities.

Tactical Maturity           The Portfolio seeks positive total return each
Bond Portfolio              calendar year regardless of general bond market
                            performance by investing in a portfolio of high
                            quality U.S. Government securities and corporate
                            fixed-income securities.

64  Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
In making investment decisions for the Portfolio, we focus on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, cash flows, or other measures. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

The Portfolio invests in a broad range of debt securities in order to create a strategically diversified portfolio of fixed-income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government securities, preferred stock, convertible bonds, and foreign bonds.

The Portfolio's assets are divided into two components,"short" bonds with maturities (or average life) of two years or less, and "long" bonds with maturities of 25 years or more. The Portfolio invests in U.S. Government securities and corporate fixed-income investments rated within 1 of the 2 highest long-term rating categories, or that are unrated and determined by the adviser to be of comparable quality. The Portfolio's assets are divided into two components, short bonds with maturities of 2 years or less and long bonds with maturities of 25 years or more. During periods of falling prices, long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. The dollar-weighted average maturity of the fund may vary between 1 and 30 years.

                                                  Allocation Funds Prospectus 65

Portfolio Managers
--------------------------------------------------------------------------------

David B. Breed, CFA
Growth Balanced Fund since 2001
Managing Director, Chief Executive Officer, Chief Investment Officer and founding partner of Cadence. He has managed separate equity accounts and has led the team of equity portfolio managers and analysts there since 1988. He earned his BA in Finance from the University of Massachusetts, and his MBA in Finance from the Wharton School of Business.

Patricia Burns, CFA
Growth Balanced Fund and its predecessor since 1998
Ms. Burns joined Peregrine over ten years ago and is a Senior Vice President and Portfolio Manager for taxable fixed-income portfolios. She has been associated with Norwest Bank and its affiliates since 1983. Ms. Burns earned her BA in Child Psychology/Sociology and her MBA from the University of Minnesota.

Tasso H. Coin, Jr., CFA
Growth Balanced Fund and its predecessor since 1995
Mr. Coin joined Peregrine in 1995 as a Senior Vice President. His responsibilities include overseeing the Small Company Value Portfolio. Prior to 1995, Mr. Coin was a research officer at Lord Asset Management. Mr. Coin earned his BA in Economics from Loyola University of Chicago.

John S. Dale, CFA
Growth Balanced Fund and its predecessor since 1989
Mr. Dale joined Peregrine in 1988 as a Senior Vice President and has managed large company growth portfolios since 1983, currently totaling assets in excess of $3 billion. Prior to joining Peregrine, Mr. Dale had been associated with Norwest Bank and its affiliates since 1968. Mr. Dale earned his BA in Marketing from the University of Minnesota.

Gary J. Dunn, CFA
Growth Balanced Fund and its predecessor since 1989
Mr. Dunn joined WCM in 1998 as Principal for its Equity Income Team. WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Dunn formerly was the Director of Institutional Investments of NIM. He has been associated with Norwest Bank or its affiliates as a Financial Analyst and Portfolio Manager since 1979. Mr. Dunn earned his BA in Economics from Carroll College.

William D. Giese, CFA
Growth Balanced Fund and its predecessor since 1994
Mr. Giese joined Peregrine more than 10 years ago as a Senior Vice President and Portfolio Manager. His responsibilities include overseeing the Tactical Maturity Bond Portfolio. Mr. Giese has more than 20 years of experience in fixed-income securities management. Mr. Giese earned his BS in Civil Engineering from the Illinois Institute of Technology and his MBA from the University of Michigan.

John Huber, CFA
Growth Balanced Fund and its predecessor since 1998
Mr. Huber joined Galliard at the firm's inception in 1995 as a Portfolio Manager. Currently, Mr. Huber is highly involved with portfolio management, strategy, issue selection and trading. Mr. Huber oversees the Stable Income Portfolio and the Strategic Value Bond Portfolio and specializes in corporate and taxable municipal securities. Prior to joining Galliard, Mr. Huber was an Assistant Portfolio Manager with NIM. In addition, he previously served as a Senior Analyst in Norwest Bank's Capital Market Credit Group. Mr. Huber earned his BA in Communications from the University of Iowa and his MBA from the University of Minnesota.

Richard Merriam, CFA
Growth Balanced Fund and its predecessor since 1997
Mr. Merriam joined Galliard at the firm's inception in 1995. Currently, Mr. Merriam is a Managing Partner at Galliard. He is responsible for investment process and strategy. Mr. Merriam oversees the Strategic Value Bond Portfolio and Managed Fixed-Income Portfolios. Prior to joining Galliard, Mr. Merriam was Chief Investment Officer for Insight Management. Mr. Merriam earned his BA in Economics and English from the University of Michigan and his MBA from the University of Minnesota.


66  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Robert B. Mersky, CFA
Growth Balanced Fund and its predecessor since 1989
Mr. Mersky is founder, President and a Portfolio Manager at Peregrine. In 1984, Mr. Mersky and five other Senior Portfolio Managers founded Peregrine. Mr. Mersky is responsible for Peregrine's Small Cap Equity style and oversees the Small Company Growth Portfolio. Mr. Mersky has actively managed small cap stocks since 1973. Prior to joining Peregrine, Mr. Mersky had been associated with Norwest Bank since 1968; and his responsibilities included Senior Research Analyst, Portfolio Manager, Director of Research and Chief Investment Officer. Mr. Mersky earned his BS in Accounting from the University of Minnesota.

Ajay Mirza, CFA
Growth Balanced Fund and its predecessor since 1998
Mr. Mirza joined Galliard at the firm's inception in 1995 as a Portfolio Manager and Mortgage Specialist. Mr. Mirza oversees the Managed Income Fund Portfolio and specializes in asset- and mortgage-backed securities. Prior to joining Galliard, Mr. Mirza was a research analyst at Insight Investment Management and at Lehman Brothers. Mr. Mirza earned his BE in Instrumentation from the Birla Institute of Technology (India), his MA in Economics from Tulane University, and his MBA from the University of Minnesota.

Gary E. Nussbaum, CFA
Growth Balanced Fund and its predecessor since 1990
Mr. Nussbaum joined Peregrine in 1990 as a Vice President and Portfolio Manager where he has managed large company growth portfolios, currently totaling assets in excess of $3 billion. Mr. Nussbaum earned his BA in Finance and his MBA from the University of Wisconsin.

Michael Perelstein
Growth Balanced Fund and its predecessor since 1997
Mr. Perelstein joined Schroder in 1997 as a Senior Vice President. Since 1999 he has served as Schroder's Senior Investment Officer. Mr. Perelstein currently manages international portfolios and has more than 24 years of investment experience that includes more than 17 years specializing in overseas investing. Prior to 1997, Mr. Perelstein was a Director and a Managing Director at MacKay-Shields. Mr. Perelstein earned his BA in Economics from Brandeis University and his MBA from the University of Chicago. As of September 30, 2001, Schroder had over $10 billion in EAFE (Europe, Asia, Far East) assets under management.

Douglas G. Pugh, CFA
Growth Balanced Fund and its predecessor since 1997
Mr. Pugh joined Peregrine in 1997 as a Senior Vice President. Mr. Pugh currently co-manages the Small Company Value Portfolio. Prior to 1997, Mr. Pugh was a Senior Equity Analyst and Portfolio Manager for Advantus Capital Management, an investment adviser firm. Mr. Pugh earned his BS in Finance and Business Administration from Drake University and his MBA from the University of Minnesota.

David L. Roberts, CFA
Growth Balanced Fund and its predecessor since 1989
Mr. Roberts joined WCM in 1998 as the Equity Income Managing Director and simultaneously held this position at NIM until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Roberts joined Norwest Corporation in 1972 as a Securities Analyst. He became Assistant Vice President Portfolio Manager in 1980 and was promoted to Vice President in 1982. He earned his BA in Mathematics from Carroll College.

Stephen S. Smith, CFA
Growth Balanced Fund and its predecessor since 1997
Mr. Smith is Principal and Chief Executive Officer of the Smith Group. Mr. Smith manages the Disciplined Growth Portfolio and Small Cap Value Portfolio. Prior to 1995, Mr. Smith previously served as Senior Portfolio Manager with NationsBank. Mr. Smith earned his BS in Industrial Engineering and his MBA from the University of Alabama.

                                                  Allocation Funds Prospectus 67

Portfolio Managers
--------------------------------------------------------------------------------


David D. Sylvester
Growth Balanced Fund and its predecessor since 1996
Mr. Sylvester has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 22 years. Mr. Sylvester joined WCM in 1998 as an Executive Vice President. He simultaneously held the position of Managing Director for Reserve Asset Management at Norwest Investment Management ("NIM") (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Sylvester has over 25 years of investment experience. He specializes in the management of structured portfolios, including indexed portfolios and overlay programs. Mr. Sylvester attended the University of Detroit--Mercy.

Cynthia A. Tusan, CFA
Growth Balanced Fund since 2001
Ms.Tusan joined WCM in 1996 from Wells Fargo Bank, N.A., where she managed individual and institutional investment management and trust accounts since 1989. She earned her BA in economics from Bryn Mawr College and her MBA from the Anderson School of Management at the University of California.

Paul E. von Kuster, CFA
Growth Balanced Fund and its predecessor since 1989
Mr. von Kuster joined Peregrine in 1984 as a Senior Vice President and Portfolio Manager. He currently co-manages the Small Company Growth Portfolio. Mr. von Kuster earned his BA in Philosophy from Princeton University.

Laurie R. White
Growth Balanced Fund and its predecessor since 1996
Ms. White has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 10 years. Ms. White joined WCM in 1998 as a Managing Director and simultaneously was a Director for Reserve Asset Management at NIM (since 1997) until WCM and NIM combined investment management services under the WCM name in 1999. Ms. White has over 14 years of investment management experience and currently specializes in managing indexed portfolios and overlay strategies for institutional investors. Ms. White earned her BA in Political Science from Carleton College and her MBA from the University of Minnesota.

Wayne A. Wicker, CFA
Growth Balanced Fund since 2001
Mr. Wicker joined Cadence in 1988 and serves as a Senior Portfolio Manager. Prior to joining Cadence, Mr. Wicker was Director of Investment Strategy at Howard Hughes Medical Institute, Manager and then Director of Employee Benefits at Dayton Hudson Corporation and a Financial Analyst at IDS Financial Services (now American Express Financial Advisors). He has 21 years of investment experience. Mr. Wicker earned his BA in Business Administration and his BA in Communications from the University of Washington. He earned his MBA in Finance from Michigan State University in 1984.

Sabrina Yih
Growth Balanced Fund since 2001
Ms. Yih joined WCM from the Columbia International Stock Fund, where she was a portfolio manager since December 1997. Over this period, her experience was focused on investing in Europe and Asia (exJapan), two of the International Equity Fund's largest regions. For eight years prior to that time, she was a portfolio manager for the Delphi International Fund for high net worth individuals. Ms. Yih received her BA in Economics from Mount Holyoke College, magna cum laude, in 1982, and her MBA from the J.L. Kellogg Graduate School of Management at Northwestern University in 1984. She is a Chartered Financial Analyst, a member of the Association of Investment Management and Research (AIMR), and a member of the International Society of Financial Analysts.

68  Allocation Funds Prospectus

Glossary
--------------------------------------------------------------------------------


We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which banks use to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
An increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

                                                  Allocation Funds Prospectus 69

Glossary
--------------------------------------------------------------------------------

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Gateway Fund
A Fund that invests its assets in one or more core portfolios or other Funds of Wells Fargo Funds, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same core portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

Public Offering Price ("POP")
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Russell 1000 Index
An index comprised of the 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered to be a mid-to-large cap index.

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a "small cap" index.


70  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index
Standard and Poor's, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                                  Allocation Funds Prospectus 71

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

P001 (4/02)                                                     [LOGO]
ICA Reg.                                               Printed on Recycled Paper
No. 811-09253

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO ALLOCATION FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                  Asset Allocation Fund

                                  Growth Balanced Fund

                                  Moderate Balanced Fund

                                  Strategic Growth Allocation Fund
                                  (formerly the Aggressive Balanced-Equity Fund)

                                  Strategic Income Fund


                                                       April 12, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

INSTITUTIONAL

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                                           Allocation Funds
--------------------------------------------------------------------------------------------
Overview                            Objectives and Principal Strategies                   4
                                    Summary of Important Risks                            6
Important summary information       Performance History                                   8
about the Funds.                    Summary of Expenses                                  14
                                    Key Information                                      16

-------------------------------------------------------------------------------------------
The Funds                           Asset Allocation Fund                                18
                                    Growth Balanced Fund                                 20
Important information about         Moderate Balanced Fund                               26
the individual Funds.               Strategic Growth Allocation Fund
                                      (formerly the Aggressive Balanced-Equity Fund)     32
                                    Strategic Income Fund                                36
                                    Additional Strategies and General
                                      Investment Risks                                   42
                                    Organization and Management of the Funds             47

-------------------------------------------------------------------------------------------
Your Investment                     Your Account                                         51
                                      How to Buy Shares                                  52
How to open an account and            How to Sell Shares                                 53
how to buy, sell and exchange         Exchanges                                          54
Fund shares.

-------------------------------------------------------------------------------------------
Reference                           Other Information                                    55
                                    Table of Predecessors                                56
Additional information and term     Description of Core Portfolios                       58
definitions.                        Portfolio Managers                                   62
                                    Glossary                                             67


Allocation Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details.

Words appearing in italicized print and highlighted in color are defined in the glossary.

-------------------------------------------------------------------------------------------------------
FUND                            OBJECTIVE
-------------------------------------------------------------------------------------------------------
Asset Allocation Fund           Seeks long-term total return, consistent with reasonable risk.

Growth Balanced Fund            Seeks a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

Moderate Balanced Fund          Seeks a combination of current income and capital appreciation by diversifying investments in stocks, bonds and other fixed-income investments.

Strategic Growth Allocation     Seeks capital appreciation with a secondary emphasis on current income.
Fund (formerly the
Aggressive Balanced-
Equity Fund)

Strategic Income Fund           Seeks a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments and stocks.


4  Allocation Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------

The Fund invests in equity and fixed-income securities in varying proportions, with an emphasis on equity securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed-income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. We seek to maintain a 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. The Fund's "neutral" target allocation is 60% equity securities and 40% fixed-income securities.

The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on equity portfolios. The Fund's "neutral" target allocation is 65% equity securities and 35% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund uses 5 different equity styles, and the fixed-income portion of the Fund uses 3 different fixed-income styles.

The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on fixed-income portfolios. The Fund's "neutral" target allocation is 60% fixed-income securities and 40% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund's portfolio uses 5 different equity styles, and the fixed-income portion of the Fund's portfolio uses 4 different fixed-income styles.

The Fund is a gateway fund that is designed for investors seeking to invest in equity securities with limited exposure to fixed-income securities. The Fund's "neutral" target allocation is 80% equity securities and 20% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund's portfolio uses 5 different equity investment styles, and the fixed-income portion of the Fund's portfolio uses 3 different fixed-income investment styles.

The Fund is a gateway fund that is designed for investors seeking to invest in fixed-income securities with limited exposure to equity securities. The Fund's "neutral" target allocation is 80% fixed-income securities and 20% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. The equity portion of the Fund's portfolio uses 5 different equity investment styles, and the fixed-income portion of the Fund's portfolio uses 4 different fixed-income investment styles.

                                                  Allocation Funds Prospectus  5

Summary of Important Risks
--------------------------------------------------------------------------------
This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

 .  the individual Fund Descriptions later in this Prospectus;
 .  the "Additional Strategies and General Investment Risks" section beginning on page 42; and
 .  the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
Equity Securities
The Funds invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected. Securities of small or medium-sized companies tend to be more volatile and less liquid than those of large companies.

Foreign Investments
The Funds make foreign investments, which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depository Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks. Similar investments (European and Global Depository Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

Debt Securities
The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes

6  Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
Debt Securities (cont'd)
than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also have the effect of extending or shortening the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

--------------------------------------------------------------------------------------------------
FUND                        SPECIFIC RISKS
--------------------------------------------------------------------------------------------------
Asset Allocation Fund       The Fund is subject to the "Equity Securities" and "Debt Securities"
                            risks described under "Common Risks for the Funds" on page 6.
                            Fund assets that track performance of an index do so whether the index rises or falls.

                            The Funds are primarily subject to the "Equity Securities" and
Growth Balanced Fund and    "Debt Securities" risks described under "Common Risks for the
Moderate Balanced Fund      Funds" on page 6.

Strategic Growth            The Fund is primarily subject to the "Equity Securities" risks
Allocation Fund             described under "Common Risks for the Funds" on page 6.

Strategic Income Fund       The Fund is primarily subject to the "Debt Securities" risks described under "Common Risks for the Funds" on page 6.


                                                  Allocation Funds Prospectus  7

Performance History
--------------------------------------------------------------------------------

The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one-, five- and ten-year periods (or inception, as applicable) are compared to the performance of an appropriate broad-based index (or indexes)."Since Inception" information shown for a broad-based index reflects the published return closest to the Fund's inception date.

Please remember that past performance is no guarantee of future results.

Asset Allocation Fund Institutional Class Calendar Year Returns/1/

   [GRAPH]

'92       7.00%
'93      14.94%
'94      (2.82)%
'95      29.18%
'96      11.65%
'97      22.01%
'98      25.58%
'99       9.49%
'00       0.98%
'01      (7.20)%

Best Qtr.: Q4 '98 . 16.09%  Worst Qtr.: Q1 '01 . (8.90)%


Average annual total return
for the period ended 12/31/01                  1 year     5 years    10 years
Institutional Class (Incept. 11/8/99)/1/        (7.20)%      9.47%      10.48%

S&P 500 Index/2/                               (11.88)%     10.70%      12.93%

LB 20+ Treasury Index/3/                         8.44%       7.43%       7.23%

/1/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares.
/2/  S&P 500 is a registered trademark of Standard & Poor's.
/3/  Lehman Brothers 20+ Treasury Index.

8  Allocation Funds Prospectus

--------------------------------------------------------------------------------
Growth Balanced Fund Institutional Class Calendar Year Returns/1/

[GRAPH]

'92     5.58%
'93    10.26%
'94    (0.14)%
'95    23.25%
'96    14.25%
'97    20.77%
'98    22.45%
'99    12.38%
'00     7.82%
'01    (2.94)%

Best Qtr.: Q4 '98 . 16.86%  Worst Qtr.: Q3 '01 . (9.08)%

Average annual total return
for the period ended 12/31/01                   1 year     5 years    10 years
Institutional Class (Incept. 11/11/94)/1/        (2.94)%     11.70%      11.03%
S&P 500 Index/2/                                (11.88)%     10.70%      12.93%

LB Aggregate Bond Index/3/                        8.44%       7.43%       7.23%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.
/3/  Lehman Brothers Aggregate Bond Index.

                                                  Allocation Funds Prospectus  9

Performance History
--------------------------------------------------------------------------------

Moderate Balanced Fund Institutional Class Calendar Year Returns/1/

[GRAPH]

'92     6.03%
'93     8.86%
'94     0.42%
'95    18.36%
'96    10.11%
'97    16.00%
'98    16.74%
'99     8.03%
'00     9.52%
'01     0.71%

Best Qtr.: Q4 '98 . 10.19%  Worst Qtr.: Q3 '01 . (4.62)%

Average annual total return
for the period ended 12/31/01                     1 year    5 years    10 years

Institutional Class (Incept. 11/11/94)/1/           0.71%     10.04%       9.32%

S&P 500 Index/2/                                  (11.88)%    10.70%      12.93%

LB Aggregate Bond Index/3/                          8.44%      7.43%       7.23%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.
/3/  Lehman Brothers Aggregate Bond Index.

10  Allocation Funds Prospectus

-------------------------------------------------------------------------------
Strategic Growth Allocation Fund Institutional Class Calendar Year Returns

  [GRAPH]

'98     24.21 %
'99     15.59 %
'00      5.07 %
'01     (5.84)%

Best Qtr.: Q4 '98 . 20.01%  Worst Qtr.: Q3 '01 . (11.81)%

Average annual total return                                         Since
for the period ended 12/31/01                     1 year          Inception
Institutional Class (Incept. 12/02/97)             (5.84)%          9.02%

S&P 500 Index/1/                                  (11.88)%          5.99%

LB Aggregate Bond Index/2/                          8.44 %          7.00%

/1/  S&P 500 is a registered trademark of Standard & Poor's.
/2/  Lehman Brothers Aggregate Bond Index.

                                                 Allocation Funds Prospectus  11

Performance History
-------------------------------------------------------------------------------

Strategic Income Fund Institutional Class Calendar Year Returns/1/

   [GRAPH]

'92     6.05%
'93     7.77%
'94     0.49%
'95    15.11%
'96     7.99%
'97    13.23%
'98    12.44%
'99     4.44%
'00    10.22%
'01     3.29%

Best Qtr.: Q2 '97 . 6.21%  Worst Qtr.: Q1 '94 . (1.41)%

Average annual total return
for the period ended 12/31/01                  1 year     5 years    10 years
Institutional Class (Incept. 11/11/94)/1/        3.29 %      8.64%       8.01%

S&P 500 Index/2/                               (11.88)%     10.70%      12.93%

LB Aggregate Bond Index/3/                       8.44 %      7.43%       7.23%

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/2/  S&P 500 is a registered trademark of Standard & Poor's.
/3/  Lehman Brothers Aggregate Bond Index.

12  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Allocation Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Expenses include core and gateway fees, where applicable.

---------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    All Funds
---------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a percentage of
offering price)                                                                                      None

Maximum deferred sales charge (load) (as a percentage of the lower of the Net
Asset Value ("NAV") at purchase or the NAV at redemption)                                            None
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)/1/
---------------------------------------------------------------------------------------------------------------------------------
                                                                         Asset Allocation       Growth Balanced
                                                                               Fund                   Fund
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                               0.75%                   0.84%
Distribution (12b-1) Fees                                                     0.00%                   0.00%
Other Expenses/2/                                                             0.44%                   0.13%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          1.19%                   0.97%
---------------------------------------------------------------------------------------------------------------------------------
Fee Waivers                                                                   0.24%                   0.04%
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                                               0.95%                   0.93%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                           Moderate Balanced           Strategic Growth          Strategic Income
                                                                 Fund                  Allocation Fund                Fund
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                  0.80%                        0.86%                   0.78%
Distribution (12b-1) Fees                                        0.00%                        0.00%                   0.00%
Other Expenses/2/                                                0.13%                        0.17%                   0.12%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                             0.93%                        1.03%                   0.90%
---------------------------------------------------------------------------------------------------------------------------------
Fee Waivers                                                      0.05%                        0.03%                   0.10%
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                                                  0.88%                        1.00%                   0.80%
---------------------------------------------------------------------------------------------------------------------------------

/1/ Expenses for gateway funds include expenses allocated from the core portfolios in which each such Fund invests.
/2/ Other expenses may include expenses payable to affiliates of Wells Fargo Bank, N.A. Other expenses for the Asset Allocation Fund have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
/3/ The adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

14  Allocation Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

-------------------------------------------------------------------------------------------------
                                                Asset Allocation          Growth Balanced
                                                     Fund                       Fund
-------------------------------------------------------------------------------------------------
  1 YEAR                                              $   97                 $   95
  3 YEARS                                             $  354                 $  305
  5 YEARS                                             $  631                 $  532
 10 YEARS                                             $1,422                 $1,186
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                     Moderate Balanced           Strategic Growth           Strategic Income
                          Fund                   Allocation Fund                 Fund
-------------------------------------------------------------------------------------------------
  1  YEAR                $   90                       $  102                   $   82
  3  YEARS               $  291                       $  325                   $  277
  5  YEARS               $  510                       $  566                   $  489
 10  YEARS               $1,138                       $1,257                   $1,099
-------------------------------------------------------------------------------------------------

                                                 Allocation Funds Prospectus  15

Key Information
--------------------------------------------------------------------------------
In this Prospectus,"we" generally refers to Wells Fargo Funds Trust (the "Trust") or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Core and Gateway Structure
Some of the Funds in this Prospectus are "gateway" funds in a "core and gateway" structure. In this structure, a gateway fund invests substantially all of its assets in one or more core portfolios of Wells Fargo Core Trust or other stand-alone funds of Wells Fargo Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective. Through this structure, gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Core portfolios offer their shares to multiple gateway funds and other core portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the core portfolio(s). The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolio(s). Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits. References to the investment activities of a gateway fund are intended to refer to the investment activities of the core portfolio(s) in which it invests.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

 .  what the Fund is trying to achieve;
 . how we intend to invest your money; and . what makes the Fund different from the other Funds offered in this
   Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of the "Fund's assets" are measured as percentages of net assets plus borrowings for investment purposes.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted are defined in the Glossary.

16  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Asset Allocation Fund
--------------------------------------------------------------------------------

Investment Objective
The Asset Allocation Fund seeks long-term total return, consistent with reasonable risk.

--------------------------------------------------------------------------------

Investment Strategies
The Fund invests in equity and fixed-income securities in varying proportions, with an emphasis on equity securities. The Fund does not select individual securities for investment, rather, it buys substantially all of the securities of various indexes to replicate such indexes. The Fund invests the equity portion of its assets in common stocks to replicate the S&P 500 Index, and invests the fixed-income portion of its assets in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. The Fund's "neutral" target allocation is 60% equity securities and 40% fixed-income securities.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------

Permitted Investments
The asset classes we invest in are:

 . Stock Investments--We invest this portion of the Fund in common stocks to replicate the S&P 500 Index. We do not individually select common stocks on the basis of traditional investment analysis. Instead, we invest in each company comprising the S&P 500 Index in proportion to its weighting in the S&P 500 Index; and

 . Bond Investments--We invest this portion of the Fund in U.S. Treasury Bonds to replicate the Lehman Brothers 20+ Year Treasury Index. Bonds in this index have remaining maturities of twenty years or more.

We seek to maintain a 95% or better performance correlation with the respective indexes, before fees and expenses, regardless of market conditions. The Fund uses futures contracts to implement target allocation changes recommended by the asset allocation model.

The percentage of Fund assets that we invest in different asset classes may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6. Fund assets that track the performance of an index do so whether the index rises or falls.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 42. These considerations are all important to your investment choice.

18  Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

----------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
----------------------------------------------------------------------------------------------
                                                               INSTITUTIONAL CLASS SHARES--
                                                               COMMENCED ON NOVEMBER 8, 1999
                                                               -------------------------------
                                                                   Sept. 30,         Sept. 30,
For the period ended:                                                2001             2000
                                                               -------------------------------
Net asset value, beginning of period                                $ 24.37           $ 23.18

Income from investment operations:
  Net investment income (loss)                                         0.46              0.50
  Net realized and unrealized gain (loss)
    on investments                                                    (3.98)             1.15

Total from investment operations                                      (3.52)             1.65

Less distributions:
  Dividends from net investment income                                (0.36)            (0.46)
  Distributions from net realized gain                                (1.77)             0.00

Total from distributions                                              (2.13)            (0.46)

Net asset value, end of period                                      $ 18.72           $ 24.37

Total return/1/                                                      (15.57)%            7.14%

Ratios/supplemental data:
  Net assets, end of period (000s)                                  $17,515           $20,822

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                              1.00%             0.99%
  Ratio of net investment income (loss) to
    average net assets                                                 1.70%             2.21%

Portfolio turnover                                                       54%               37%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/2/                  1.12%             1.03%
----------------------------------------------------------------------------------------------

/1/ Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                 Allocation Funds Prospectus  19

Growth Balanced Fund
--------------------------------------------------------------------------------

Investment Objective
The Growth Balanced Fund seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on equity portfolios. The Fund's "neutral" target allocation is 65% equity securities and 35% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style."Style" means either an approach to selecting investments, or a type of investment. We currently invest in 14 core portfolios.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------

Permitted Investments
We invest the equity portion of the portfolio in 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. We invest the fixed-income portion of the portfolio in 3 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund's investments.

The percentage of Fund assets that we invest in different core portfolios may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations. Under normal circumstances, we invest at least 25% of our total assets in fixed-income securities. When market conditions are not "normal", as determined by the model, the Fund's asset allocation may be as low as 20% in fixed-income securities, and these conditions may last for extended periods of time.

We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Target Allocations

                          Neutral Target Allocation     Target Allocation Ranges
Equity Styles                        65%                         50-80%

Fixed-Income Styles                  35%                         20-50%

20  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Allocation
The Fund's "neutral" portfolio allocations are as follows:

Investment Style/Portfolios                        Allocation
Diversified Equity Style                           65%
    Index Portfolio                                      16.25%
    Equity Income Portfolio                              16.25%
    Large Company Style                                  16.25%
        Large Cap Appreciation Portfolio                          1.625%
        Large Company Growth Portfolio                             13.0%
        Disciplined Growth Portfolio                              1.625%
    Small Cap Style                                        6.5%
        Small Cap Index Portfolio                                 1.625%
        Small Company Growth Portfolio                            1.625%
        Small Company Value Portfolio                             1.625%
        Small Cap Value Portfolio                                 1.625%
    International Style                                   9.75%
        International Portfolio                                   4.875%
        International Equity Portfolio                            4.875%
Diversified Bond Style                             35%
    Managed Fixed Income Portfolio                        17.5%
    Strategic Value Bond Portfolio                        5.85%
    Tactical Maturity Bond Portfolio                     11.65%
TOTAL FUND ASSETS                                 100%

--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 58 for the objective and principal strategies of each portfolio, and the "Portfolio Managers" section on page 62 for the professional summaries for these managers.

Core Portfolio                          Sub-Adviser            Portfolio Manager(s)
Tactical Maturity Bond                  Peregrine              William D. Giese, CFA and
                                                               Patricia Burns, CFA
Strategic Value Bond                    Galliard               Richard Merriam, CFA and
                                                               John Huber, CFA
Managed Fixed Income                    Galliard               Richard Merriam, CFA and
                                                               Ajay Mirza, CFA
Index                                   WCM                    David D. Sylvester and
                                                               Laurie R. White
Equity Income                           WCM                    David L. Roberts, CFA and
                                                               Gary J. Dunn, CFA
Large Cap Appreciation                  Cadence                David B. Breed, CFA and
                                                               Wayne A. Wicker, CFA
Large Company Growth                    Peregrine              John S. Dale, CFA and
                                                               Gary E. Nussbaum, CFA
Disciplined Growth                      Smith                  Stephen S. Smith, CFA
Small Cap Index                         WCM                    David D. Sylvester and
                                                               Laurie R. White
Small Company Growth                    Peregrine              Robert B. Mersky, CFA and
                                                               Paul E. von Kuster, CFA
Small Company Value                     Peregrine              Tasso H. Coin, Jr., CFA and
                                                               Douglas G. Pugh, CFA
Small Cap Value                         Smith                  Stephen S. Smith, CFA
International                           Schroder               Michael Perelstein
International Equity                    WCM                    Cynthia Tusan, CFA and
                                                               Sabrina Yih, CFA

                                                 Allocation Funds Prospectus  21

Growth Balanced Fund
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6. The Fund also invests in small company and foreign securities which are subject to additional risks, including less liquidity and greater price volatility.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 42. These considerations are all important to your investment choice.

22  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Growth Balanced Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------
                                                                      INSTITUTIONAL CLASS SHARES--
                                                                      COMMENCED ON NOVEMBER 11, 1994
                                                                      --------------------------------
                                                                         Sept. 30,          Sept. 30
For the period ended:                                                      2001               2000
                                                                      --------------------------------
Net asset value, beginning of period                                  $    32.91           $    30.86

Income from investment operations:
  Net investment income (loss)                                              0.57                 0.69
  Net realized and unrealized gain (loss) on investments                   (3.43)                3.79

Total from investment operations                                           (2.86)                4.48

Less distributions:
  Dividends from net investment income                                     (0.69)               (0.62)
  Distributions from net realized gain                                     (2.03)               (1.81)

Total from distributions                                                   (2.72)               (2.43)

Net asset value, end of period                                        $    27.33           $    32.91

Total return/4/                                                            (9.59)%              15.14%

Ratios/supplemental data:
  Net assets, end of period (000s)                                    $1,164,850           $1,065,362

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/                                0.93%                0.93%
  Ratio of net investment income (loss) to
    average net assets                                                      2.16%                2.23%

Portfolio turnover/3/                                                         60%                  56%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/2/, /5/                  0.97%                1.01%
------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

24  Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Sept. 30             May 31,             May 31,             May 31,
       1999/1/              1999                1998                1997
--------------------------------------------------------------------------------
      $  30.93            $  28.06            $  24.77            $  22.83

          0.19                0.60                0.58                0.62

         (0.26)               3.88                4.52                2.86

         (0.07)               4.48                5.10                3.48

          0.00               (0.58)              (0.60)              (0.63)
          0.00               (1.03)              (1.21)              (0.91)

          0.00               (1.61)              (1.81)              (1.54)

      $  30.86            $  30.93            $  28.06            $  24.77

         (0.23)%             16.38%              21.40%              15.81%

      $905,789            $850,503            $665,758            $503,382

          0.93%               0.93%               0.93%               0.94%

          2.05%               2.16%               2.38%               2.47%

            11%                 49%                 46%                 24%

          1.14%               1.13%               1.09%               1.16%
--------------------------------------------------------------------------------

                                                 Allocation Funds Prospectus  25

Moderate Balanced Fund
--------------------------------------------------------------------------------

Investment Objective
The Moderate Balanced Fund seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds and other fixed-income securities.
--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that invests in fixed-income and equity core portfolios in varying proportions, with an emphasis on fixed-income portfolios. The Fund's "neutral" target allocation is 60% fixed-income securities and 40% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style. "Style" means either an approach to selecting investments, or a type of investment. We currently invest in 15 core portfolios.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------

Permitted Investments
The equity portion of the Fund's portfolio uses 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed-income portion of the Fund's portfolio uses 4 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund.

The percentage of Fund assets that we invest in different styles may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations. Under normal circumstances, we invest at least 25% of our total assets in fixed-income securities.

We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Target Allocations

                          Neutral Target Allocation     Target Allocation Ranges
Equity Styles                        40%                         30-50%
Fixed-Income Styles                  60%                         50-70%

26  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Allocation

The Fund's "neutral" portfolio allocations are as follows:

Investment Style/Portfolios                         Allocation
Diversified Bond Style                              60%
   Tactical Maturity Bond Portfolio                       15.0%
   Strategic Value Bond Portfolio                          7.5%
   Managed Fixed Income Portfolio                         22.5%
   Stable Income Portfolio                                15.0%

Diversified Equity Style                            40%
   Index Portfolio                                          10%
   Equity Income Portfolio                                  10%
   Large Company Style                                      10%
      Large Cap Appreciation Portfolio                              1%
      Large Company Growth Portfolio                                8%
      Disciplined Growth Portfolio                                  1%
   Small Cap Style                                            4%
      Small Cap Index Portfolio                                     1%
      Small Company Growth Portfolio                                1%
      Small Company Value Portfolio                                 1%
      Small Cap Value Portfolio                                     1%
   International Style                                        6%
      International Portfolio                                     3.0%
      International Equity Portfolio                              3.0%
TOTAL FUND ASSETS                                  100%

                                                 Allocation Funds Prospectus  27

Moderate Balanced Fund
--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 58 for the objective and principal strategies of these portfolios, and the "Portfolio Managers" section on page 62 for the professional summaries for these managers.

Core                          Sub-Adviser           Portfolio Manager(s)
Tactical Maturity Bond        Peregrine             William D. Giese, CFA and
                                                    Patricia Burns, CFA

Strategic Value Bond          Galliard              Richard Merriam, CFA and
                                                    John Huber, CFA

Managed Fixed Income          Galliard              Richard Merriam, CFA and
                                                    Ajay Mirza, CFA

Stable Income                 Galliard              John Huber, CFA

Index                         WCM                   David D. Sylvester and
                                                    Laurie R. White

Equity Income                 WCM                   David L. Roberts, CFA and
                                                    Gary J. Dunn, CFA

Large Cap Appreciation        Cadence               David B. Breed, CFA and
                                                    Wayne A.Wicker, CFA

Large Company Growth          Peregrine             John S. Dale, CFA and
                                                    Gary E. Nussbaum, CFA

Disciplined Growth            Smith                 Stephen S. Smith, CFA

Small Cap Index               WCM                   David D. Sylvester and
                                                    Laurie R. White

Small Company Growth          Peregrine             Robert B. Mersky, CFA and
                                                    Paul E. von Kuster, CFA

Small Company Value           Peregrine             Tasso H. Coin, Jr., CFA and
                                                    Douglas G. Pugh, CFA

Small Cap Value               Smith                 Stephen S. Smith, CFA

International                 Schroder              Michael Perelstein

International Equity          WCM                   Cynthia Tusan, CFA and
                                                    Sabrina Yih, CFA

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" and "Debt Securities" risks described under "Common Risks for the Funds" on page 6.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 42. These considerations are all important to your investment choice.

28  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Moderate Balanced Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-----------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-----------------------------------------------------------------------------------------------------
                                                                    INSTITUTIONAL CLASS SHARES--
                                                                    COMMENCED ON NOVEMBER 11, 1994
                                                                    ---------------------------------
                                                                      Sept. 30,           Sept. 30,
For the period ended:                                                   2001                2000
                                                                    ---------------------------------
Net asset value, beginning of period                                $  24.83              $  24.18

Income from investment operations:
  Net investment income (loss)                                          0.76                  0.94
  Net realized and unrealized gain (loss)
    on investments                                                     (1.17)                 1.79

Total from investment operations                                       (0.41)                 2.73

Less distributions:
  Dividends from net investment income                                 (0.87)                (0.83)
  Distributions from net realized gain                                 (1.26)                (1.25)

Total from distributions                                               (2.13)                (2.08)

Net asset value, end of period                                      $  22.29              $  24.83

Total return/4/                                                        (1.98)%               11.98%

Ratios/supplemental data:
  Net assets, end of period (000s)                                  $519,931              $524,214

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/                            0.88%                 0.88%
  Ratio of net investment income (loss) to
    average net assets                                                  3.37%                 3.58%

Portfolio turnover                                                        69%/3/                58%/3/

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/2/, /5/                                         0.93%                 0.96%
-----------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

30  Allocation Funds Prospectus

                                                        Financial Highlights
----------------------------------------------------------------------------

----------------------------------------------------------------------------
   Sept. 30,           May 31,            May 31,            May 31,
    1999/1/             1999               1998               1997
----------------------------------------------------------------------------
 $  24.14            $  22.98           $  21.59           $  20.27

     0.26                0.75               0.80               0.77

    (0.22)               1.94               2.72               1.60

     0.04                2.69               3.52               2.37

     0.00               (0.75)             (0.86)             (0.76)
     0.00               (0.78)             (1.27)             (0.29)

     0.00               (1.53)             (2.13)             (1.05)

 $  24.18            $  24.14           $  22.98           $  21.59

     0.17%              12.02%             17.04%             12.04%

 $546,570            $527,693           $464,384           $418,680

     0.88%               0.88%              0.88%              0.88%

     3.37%               3.26%              3.57%              3.70%

       11%/3/              53%/3/             54%/3/             45%

     1.09%               1.09%              1.05%              1.04%
----------------------------------------------------------------------------

                                                 Allocation Funds Prospectus  31

Strategic Growth Allocation Fund
--------------------------------------------------------------------------------

Investment Objective
The Strategic Growth Allocation Fund seeks to provide capital appreciation with a secondary emphasis on current income.

--------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that is designed for investors seeking to invest in equity securities with limited exposure to fixed-income securities. The Fund's "neutral" target allocation is 80% equity securities and 20% fixed-income securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style."Style" means either an approach to selecting investments, or a type of investment. We currently invest in 14 core portfolios.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

--------------------------------------------------------------------------------

Permitted Investments
The equity portion of the Fund's portfolio uses 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. The fixed-income portion of the Fund's portfolio uses 4 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund.

The percentage of the Fund's assets that we invest in different styles may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations.

We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

--------------------------------------------------------------------------------

Target Allocations

                          Neutral Target Allocation    Target Allocation Ranges
Equity Styles                       80%                         65-95%
Fixed-Income Styles                 20%                          5-35%

32  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Allocation
The Fund's "neutral" portfolio allocations are as follows:

Investment Style/Portfolios                           Allocation
Diversified Equity Style                                80%
   Index Portfolio                                                   20%
   Equity Income Portfolio                                           20%
   Large Company Style                                               20%
      Large Cap Appreciation Portfolio                                           2%
      Large Company Growth Portfolio                                            16%
      Disciplined Growth Portfolio                                               2%
   Small Cap Style                                                    8%
      Small Cap Index Portfolio                                                  2%
      Small Company Growth Portfolio                                             2%
      Small Company Value Portfolio                                              2%
      Small Cap Value Portfolio                                                  2%
   International Style                                               12%
      International Portfolio                                                  6.0%
      International Equity Portfolio                                           6.0%
Diversified Bond Style                                  20%
   Managed Fixed-Income Portfolio                                  10.0%
   Strategic Value Bond Portfolio                                  3.33%
   Tactical Maturity Bond Portfolio                                6.67%
TOTAL FUND ASSETS                                      100%

                                                 Allocation Funds Prospectus  33

Strategic Growth Allocation Fund
--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 58 for the objective and principal strategies for each portfolio, and the "Portfolio Managers" section on page 62 for the professional summaries for these managers.

Core                              Sub-Adviser            Portfolio Manager(s)
Index                             WCM                    David D. Sylvester and
                                                         Laurie R. White

Equity Income                     WCM                    David L. Roberts, CFA and
                                                         Gary J. Dunn, CFA

Large Cap Appreciation            Cadence                David B. Breed, CFA and
                                                         Wayne A. Wicker, CFA

Large Company Growth              Peregrine              John S. Dale, CFA and
                                                         Gary E. Nussbaum, CFA

Disciplined Growth                Smith                  Stephen S. Smith, CFA

Small Cap Index                   WCM                    David D. Sylvester and
                                                         Laurie R. White

Small Company Growth              Peregrine              Robert B. Mersky, CFA and
                                                         Paul E. von Kuster, CFA

Small Company Value               Peregrine              Tasso H. Coin, Jr., CFA and
                                                         Douglas G. Pugh, CFA

Small Cap Value                   Smith                  Stephen S. Smith, CFA

International                     Schroder               Michael Perelstein

International Equity              WCM                    Cynthia Tusan, CFA and
                                                         Sabrina Yih, CFA

Managed Fixed-Income              Galliard               Richard Merriam, CFA and
                                                         Ajay Mirza, CFA

Strategic Value Bond              Galliard               Richard Merriam, CFA and
                                                         John Huber, CFA

Tactical Maturity Bond            Peregrine              William D. Giese, CFA and
                                                         Patricia Burns, CFA

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Equity Securities" risks described under "Common Risks for the Funds" on page 6. The Fund also invests in small company and foreign securities which are subject to additional risks, including less liquidity and greater price volatility.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 42. These considerations are all important to your investment choice.

34  Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

-----------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS SHARES--
                                                          COMMENCED ON DECEMBER 2, 1997
                                                          -------------------------------------------------------------------------
For the period ended:                                        Sept. 30,       Sept. 30,      Sept. 30,      May 31,       May 31,
                                                               2001            2000          1999/1/        1999          1998
                                                          -------------------------------------------------------------------------
Net asset value, beginning of period                           $  14.78         $ 12.89       $ 12.93       $ 11.04       $10.00

Income from investment operations:
    Net investment income (loss)                                   0.17            0.18          0.02          0.15         0.06
    Net realized and unrealized gain (loss)
     on investments                                               (2.29)           1.85         (0.06)         1.83         0.99

Total from investment operations                                  (2.12)        $  2.03         (0.04)         1.98         1.05

Less distributions:
    Dividends from net investment income                          (0.17)          (0.12)         0.00         (0.09)       (0.01)
    Distributions from net realized gain                          (0.47)          (0.02)         0.00          0.00         0.00

Total from distributions                                          (0.64)          (0.14)         0.00         (0.09)       (0.01)

Net asset value, end of period                                 $  12.02         $ 14.78       $ 12.89       $ 12.93       $11.04

Total return/4/                                                  (14.97)%         15.82%        (0.31)%       17.98%       10.55%

Ratios/supplemental data:
    Net assets, end of period (000s)                           $ 82,908         $90,334       $65,011       $31,975       $8,872

Ratios to average net assets (annualized):
    Ratio of expenses to average net assets/2/                     1.00%           1.00%         1.00%         1.00%        1.00%
    Ratio of net investment income (loss) to
     average net assets                                            1.37%           1.40%         1.36%         1.34%        1.58%

Portfolio turnover/3/                                                49%             48%           12%           43%          36%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/2/, /5/                                    1.03%           1.17%         1.24%         1.36%        2.29%
-----------------------------------------------------------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain gross expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                                                 Allocation Funds Prospectus  35

Strategic Income Fund
-------------------------------------------------------------------------------

Investment Objective
The Fund's investment objective is to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments, and stocks.

-------------------------------------------------------------------------------

Investment Strategies
The Fund is a gateway fund that is designed for investors seeking to invest in fixed-income securities with limited exposure to equity securities. The Fund's "neutral" target allocation is 80% fixed-income securities and 20% equity securities, and it uses a "multi-style" approach designed to minimize the risk of investing in a single investment style."Style" means either an approach to selecting investments, or a type of investment. We currently invest in 15 core portfolios.

We attempt to enhance the returns of the Fund by using an asset allocation model that employs various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures, to assess the relative attractiveness of equity and fixed-income investments and to recommend changes in the Fund's target allocations. We do not anticipate making a substantial number of target allocation changes. We use futures contracts to implement target allocation changes determined by the model, rather than physically reallocating assets among investment styles.

-------------------------------------------------------------------------------

Permitted Investments
The fixed-income portion of the Fund's portfolio uses 4 different fixed-income investment styles. The blending of multiple fixed-income investment styles is intended to reduce the price and return volatility of, and provide more consistent returns within, the fixed-income portion of the Fund's investments. The equity portion of the Fund's portfolio uses 5 different equity investment styles. The blending of multiple equity investment styles is intended to reduce the risk associated with the use of a single style, which may move in and out of favor during the course of a market cycle. Under normal circumstances, we invest at least 80% of the Fund's assets in income-producing securities.

The percentage of the Fund's assets that we invest in different styles may temporarily deviate from the Fund's target allocations due to changes in market values. The adviser rebalances the Fund when the Fund's actual allocations deviate by a specified percentage from the target allocations.

We may invest in more or fewer core portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.

-------------------------------------------------------------------------------

Target Allocations

                       Neutral Target Allocation    Target Allocation Ranges
Equity Styles                     20%                       15-25%
Fixed-Income Styles               80%                       75-85%

36  Allocation Funds Prospectus

-------------------------------------------------------------------------------

Portfolio Allocation
The Fund's "neutral" portfolio allocations are as follows:

Investment Style/Portfolios                    Allocation
Diversified Bond Style                         80%
  Tactical Maturity Bond Portfolio                  18.32%
  Strategic Value Bond Portfolio                     9.18%
  Managed Fixed Income Portfolio                     27.5%
  Stable Income Portfolio                            25.0%
Diversified Equity Style                       20%
  Index Portfolio                                       5%
  Equity Income Portfolio                               5%
Large Company Style                                     5%
  Large Cap Appreciation Portfolio                          0.50%
  Large Company Growth Portfolio                               4%
  Disciplined Growth Portfolio                              0.50%
Small Cap Style                                         2%
  Small Cap Index Portfolio                                  0.5%
  Small Company Growth Portfolio                             0.5%
  Small Company Value Portfolio                              0.5%
  Small Cap Value Portfolio                                  0.5%
International Style                                     3%
  International Portfolio                                   1.50%
  International Equity Portfolio                            1.50%
TOTAL FUND ASSETS                             100%

                                                 Allocation Funds Prospectus  37

Strategic Income Fund
--------------------------------------------------------------------------------

Portfolio Management
Please see the "Description of Core Portfolios" section on page 58 for the objective and principal strategies for each Fund, and the "Portfolio Managers" section on page 62 for the professional summaries for these managers.

Core Portfolio                        Sub-Adviser        Portfolio Manager(s)
Tactical Maturity Bond                Peregrine          William D. Giese, CFA and
                                                         Patricia Burns, CFA

Strategic Value Bond                  Galliard           Richard Merriam, CFA and
                                                         John Huber, CFA

Managed Fixed Income                  Galliard           Richard Merriam, CFA and
                                                         Ajay Mirza, CFA

Stable Income                         Galliard           John Huber, CFA

Index                                 WCM                David D. Sylvester and
                                                         Laurie R. White

Equity Income                         WCM                David L. Roberts, CFA and
                                                         Gary J. Dunn, CFA

Large Cap Appreciation                Cadence            David B. Breed, CFA and
                                                         Wayne A. Wicker, CFA

Large Company Growth                  Peregrine          John S. Dale, CFA and
                                                         Gary E. Nussbaum, CFA

Disciplined Growth                    Smith              Stephen S. Smith, CFA

Small Cap Index                       WCM                David D. Sylvester and
                                                         Laurie R. White

Small Company Growth                  Peregrine          Robert B. Mersky, CFA and
                                                         Paul E. von Kuster, CFA

Small Company Value                   Peregrine          Tasso H. Coin, Jr., CFA and
                                                         Douglas G. Pugh, CFA

Small Cap Value                       Smith              Stephen S. Smith, CFA

International                         Schroder           Michael Perelstein

International Equity                  WCM                Cynthia Tusan, CFA and
                                                         Sabrina Yih, CFA
--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Debt Securities" risks described under "Common Risks for the Funds" on page 6.

The Strategic Value Bond Portfolio in which the Fund invests may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher-rated securities.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" beginning on page 42. These considerations are all important to your investment choice.

38  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Strategic Income Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------
                                                  INSTITUTIONAL CLASS SHARES--
                                                  COMMENCED ON NOVEMBER 11, 1994
                                                  ------------------------------
                                                  Sept. 30,        Sept. 30,
For the period ended:                               2001             2000
                                                  ------------------------------
Net asset value, beginning of period               $  20.44          $  20.06

Income from investment operations:
  Net investment income (loss)                         0.84              0.95
  Net realized and unrealized gain (loss)
    on investments                                    (0.06)             0.86

Total from investment operations                       0.78              1.81

Less distributions:
  Dividends from net investment income                (0.93)            (0.88)
  Distributions from net realized gain                (0.37)            (0.55)

Total from distributions                              (1.30)            (1.43)

Net asset value, end of period                     $  19.92          $  20.44

Total return/4/                                        3.89%             9.52%

Ratios/supplemental data:
  Net assets, end of period (000s)                 $301,041          $268,386

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/           0.80%             0.80%
  Ratio of net investment income (loss) to
    average net assets                                 4.34%             4.69%

Portfolio turnover                                       77%/3/             62%/3/

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/2/, /5/                        0.90%             0.94%
-----------------------------------------------------------------------------------

/1/  The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests.
/3/ Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.
/4/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

40  Allocation Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Sept. 30,               May 31,                May 31,                  May 31,
   1999/1/                1999                   1998                     1997
--------------------------------------------------------------------------------
$  19.98                $  19.56               $  18.47                $  18.12

    0.29                    0.82                   0.79                    0.97
   (0.21)                   0.81                   1.75                    0.71

    0.08                    1.63                   2.54                    1.68

    0.00                   (0.84)                 (0.86)                  (0.95)
    0.00                   (0.37)                 (0.59)                  (0.38)

    0.00                   (1.21)                 (1.45)                  (1.33)

$  20.06                $  19.98               $  19.56                $  18.47

    0.40%                   8.45%                 14.13%                   9.58%

$267,158                $263,328               $235,254                $128,777

    0.80%                   0.80%                  0.80%                   0.81%

    4.32%                   4.22%                  4.47%                   4.38%

      11%/3/                  54%/3/                 58%/3/                  72%

    1.05%                   1.04%                  1.03%                   0.98%
--------------------------------------------------------------------------------

                                                 Allocation Funds Prospectus  41

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .  Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.
 .  We cannot guarantee that a Fund will meet its investment objectives.
 . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good any such losses.
 . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.
 .  An investment in a single Fund, by itself, does not constitute a complete investment plan.
 . The "Strategic" and "Balanced" Funds are subject to leverage risk, which is the risk that some relatively smaller transactions may multiply smaller market movements into larger changes in a Fund's net asset value ("NAV").
   This risk may occur when a Fund makes investments in derivatives, such as options or futures contracts.
 . The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, political, regulatory and diplomatic risk.
 . The Funds may also use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.
 . The Funds, except the Asset Allocation Fund, may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does

42  Allocation Funds Prospectus

--------------------------------------------------------------------------------

   not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and the U.S. Government's guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Emerging Market Risk--The additional risks associated with emerging markets, as defined in the glossary, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                 Allocation Funds Prospectus  43

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected which can alter the duration of a mortgage-backed security, increase interest risk and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely effect an investment.

Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors"
section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

44  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                                                STRATEGIC
                                                                                ASSET      GROWTH    MODERATE     GROWTH   STRATEGIC
                                                                             ALLOCATION   BALANCED   BALANCED   ALLOCATION   INCOME
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                              PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary        Leverage Risk                    X           X         X            X         X
purposes (e.g. to meet shareholder
redemptions).

Emerging Markets
Securities of companies based in countries       Emerging Market,                             X         X            X         X
considered developing or to have "emerging"      Foreign Investment,
stock markets. Generally, these securities       Regulatory, Liquidity
have the same type of risks as foreign           and Currency Risk
securities, but to a higher degree.

Floating and Variable Rate Debt
Instruments with interest rates that are         Interest Rate and                            X         X            X         X
adjusted either on a schedule or when an         Credit Risk
index or benchmark changes.

Foreign Securities
Equity securities issued by a non-U.S.           Foreign Investment,              X           X         X            X         X
company, which  may be in the form of an ADR     Regulatory, Liquidity
or similar investment, or debt securities of     and Currency Risk
a non-U.S. company or foreign government

Forward Commitment, When-Issued and
Delayed Delivery Transactions
Securities bought or sold for delivery at a      Interest Rate,                   X           X         X            X         X
later date or bought or sold for a fixed         Leverage, and
price at a fixed date.                           Credit Risk

High Yield Securities
Debt securities of lower quality that produce    Interest Rate and                                                             X
generally higher rates of return. These          Credit Risk
securities, sometimes referred to as "junk
bonds," tend to be more sensitive to economic
conditions, more volatile, and less liquid,
and are subject to greater risk of default.

Illiquid Securities
A security which may not be sold or disposed     Liquidity Risk                   X           X         X            X         X
of in the ordinary course of business within
seven days at the value determined by the
Fund. Limited to 15% of net assets.

                                                 Allocation Funds Prospectus  45

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

                                                                                                                STRATEGIC
                                                                                ASSET      GROWTH    MODERATE     GROWTH   STRATEGIC
                                                                             ALLOCATION   BALANCED   BALANCED   ALLOCATION   INCOME
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                              PRINCIPAL RISKS
------------------------------------------------------------------------------------------------------------------------------------
Loan Participations
Debt obligations that represent a portion of     Credit Risk                                                                   X
a larger loan made by a bank. Generally sold
without guarantee or recourse, some
participations sell at a discount because of
the borrower's credit problems.

Loans of Portfolio Securities
The practice of loaning securities to brokers,   Credit, Counter-Party            X           X          X          X          X
dealers and financial institutions to increase   and Leverage Risk
return on those securities. Loans may be made
up to 1940 Act limits (currently one-third of
total assets, including the value of
collateral received).

Mortgage- and Asset-Backed Securities
Securities consisting of undivided fractional    Interest Rate, Credit                        X          X          X          X
interests in pools of consumer loans, such as    and Prepayment Risk
mortgage loans, car loans, credit card debt
or receivables held in trust.

Options
The right or obligation to receive or deliver    Credit and                       X           X          X          X          X
a security or cash payment depending on the      Liquidity Risk
security's price or the performance of an
index or benchmark. Types of options used may
include: options on securities, options on a
stock index, stock index futures and options
on stock index futures to protect liquidity
and portfolio value.

Other Mutual Funds
Investments by the Fund in shares of other       Market Risk                      X           X          X          X          X
mutual funds, which will cause Fund
shareholders to bear a pro rata portion of
the other fund's expenses, in addition to
the expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but      Liquidity Risk                   X           X          X          X          X
which may or may not be resold in accordance
with Rule 144A of the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a           Credit and                       X           X          X          X          X
security agrees to buy back a security at an     Counter-Party Risk
agreed upon time and price, usually with
interest.

Small Company Securities
Investments in small companies, which may be     Small Company Investment,                    X                     X
less liquid and more volatile than               Market and Liquidity Risk
investments in larger companies.

Stripped Obligations
Securities that give ownership to either         Interest Rate Risk                           X                                X
future payments of interest or a future
payment of principal, but not both. These
securities tend to have greater interest
rate sensitivity than conventional debt.

46  Allocation Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how their service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment adviser to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc. ("NIM"), the investment adviser to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Trust. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 56 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisers, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders it may change service providers.

--------------------------------------------------------------------------------------------------------------
                                             BOARD OF TRUSTEES
--------------------------------------------------------------------------------------------------------------
                                    Supervises the Funds' activities
--------------------------------------------------------------------------------------------------------------
         INVESTMENT ADVISER                                                     CUSTODIAN
--------------------------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                                Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA                                6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities                         Provides safekeeping for the Funds' assets
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                      INVESTMENT SUB-ADVISER
--------------------------------------------------------------------------------------------------------------
                               Wells Capital Management Incorporated
                                         525 Market Street
                                         San Francisco, CA
                           Responsible for day-to-day portfolio management
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                                                                 SHAREHOLDER
                                          TRANSFER                               SERVICING
ADMINISTRATOR                              AGENT                                  AGENTS
--------------------------------------------------------------------------------------------------------------
Wells Fargo Funds                     Boston Financial Data                   Various Agents
Management, LLC                       Services, Inc.
525 Market St.                        Two Heritage Dr.
San Francisco, CA                     Quincy, MA

Manages the                           Maintains records                       Provide
Funds' business                       of shares and                           services to
activities                            supervises the payment                  customers
                                      of dividends
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------------------------------------
                         Advise current and prospective shareholders on Fund investments
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                                  SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------

                                                 Allocation Funds Prospectus  47

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. As of September 30, 2001, subsidiaries of Wells Fargo & Co. managed over $155 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Strategic Growth Allocation, Growth Balanced, Moderate Balanced and Strategic Income Funds are gateway funds that invest in various core portfolios. Funds Management is entitled to receive an investment advisory fee of 0.25% on an annual basis of each Fund's average daily net assets for providing advisory services to each Fund, including the determination of the asset allocations of each Fund's investments in the various core portfolios. Funds Management also acts as the adviser to, and is entitled to receive a fee from, the core portfolios. The total amount of investment advisory fees paid to Funds Management as a result of a Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios.

Dormant Investment Advisory Arrangements
Under the investment advisory contract for the Funds, Funds Management acts as investment adviser for gateway fund assets redeemed from a core portfolio and invested directly in a portfolio of securities. Funds Management does not receive any compensation under this arrangement as long as a gateway fund invests substantially all of its assets in one or more core portfolios. If a gateway fund redeems assets from a core portfolio and invests them directly, Funds Management receives an investment advisory fee from the gateway fund for the management of those assets.

Each gateway fund has a similar "dormant" sub-advisory arrangement with some or all of the sub-advisers that advise the core portfolio(s) in which a gateway fund invests. Under these arrangements, if a gateway fund redeems assets from a core portfolio and invests them directly using the sub-adviser, the sub-adviser would receive a sub-advisory fee from Funds Management at the same rate the sub-adviser received from the core portfolio for investing the portion of the Fund's assets formerly invested in the core portfolio.

The Sub-Advisers
Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management located at 525 Market Street, San Francisco, CA 94163, is the sub-adviser for all the Funds, and in this capacity is responsible for the day-to-day investment management activities of these Funds. WCM also sub-advises the Index, Equity Income, Small Cap Index and International Equity Portfolios in which these Funds invest a portion of their assets. WCM provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of September 30, 2001, WCM managed assets aggregating in excess of $99 billion.

Cadence Capital Management ("Cadence"), a wholly-owned subsidiary of Allianz A.G. located at 265 Franklin Street, Boston, Massachusetts 02110, is the investment sub-adviser for the Large Cap Appreciation Portfolio. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Cadence is a registered investment adviser that provides investment management services to pension plans, endowments, mutual funds and individual investors. As of September 30, 2001, Cadence managed approximately $5.1 billion in assets.

48  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Galliard Capital Management ("Galliard"), located at LaSalle Plaza, 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479, is the investment sub-adviser for the Stable Income, Strategic Value Bond and Managed Fixed Income Portfolios. In this capacity, it is responsible for the day-to-day investment management of these portfolios. Galliard provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations and corporate and other business entities. As of September 30, 2001, Galliard managed approximately $8.7 billion in assets.

Peregrine Capital Management ("Peregrine"), a wholly-owned subsidiary of Wells Fargo Bank, Minnesota, N.A. located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, is the investment sub-adviser for the Large Company Growth, Small Company Growth, Small Company Value and Tactical Maturity Bond Portfolios. In this capacity, it is responsible for the day-to-day investment management of these portfolios. Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans, 401(k) plans foundations and endowments. As of September 30, 2001, Peregrine managed approximately $9.1 billion in assets.

Schroder Investment Management ("Schroder"), located at 787 7th Avenue, New York, NY 10019, is the investment sub-adviser for the International Core Portfolio. In this capacity, it is responsible for the day-to-day investment management of the portfolio. Schroder provides investment management services to company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of September 30, 2001, Schroder managed $34 billion in assets.

Smith Asset Management Group ("Smith Group"), located at 200 Crescent Court, Suite 850, Dallas, Texas 75201, is the investment sub-adviser for the Disciplined Growth and Small Cap Value Portfolios. In this capacity, it is responsible for the day-to-day investment management of these portfolios. Smith Group provides investment management services to company retirement plans, foundations, endowments, trust companies, and high net-worth individuals using a disciplined equity style. As of September 30, 2001, the Smith Group managed over $1.2 billion in assets.

The sub-advisers are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of each Fund's average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for the Institutional Class shares of the Asset Allocation Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the Institutional Class pays an annual fee of 0.10% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee and certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                                 Allocation Funds Prospectus  49

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

 . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on a Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.
 .  Each Fund's investments are generally valued at current market prices.
   Securities are generally valued based on the last sale price during the regular trading session if the securities trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.
 . We determine the NAV of each Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m.(ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.
 . We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff are processed the next business day.
 .  The Funds are open for business on each day the NYSE is open for business.
   NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Minimum Investments
Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount.

                                                 Allocation Funds Prospectus  51

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Funds should contact an account representative at their Institution and should understand the following:

 .  Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;
 . Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;
 . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;
 . Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds; and
 . Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds.
 . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

52  Allocation Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
 . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.
 .  Redemption proceeds are usually wired to the redeeming Institution the following business day.
 . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.
 . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.
 . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

                                                 Allocation Funds Prospectus  53

Your Account                                                          Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .  You should carefully read the prospectus for the Fund into which you wish to exchange.
 .  You may make exchanges only between like share classes of non-money market
   Funds and the Service Class shares of money market Funds.
 . In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you complete more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

54  Allocation Funds Prospectus

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Growth Balanced, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds pay any distributions of net investment income and capital gain distributions at least annually. The Asset Allocation Fund pays any distributions of net investment income quarterly and capital gains, if any, at least annually. Contact your Institution for distribution options.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important income tax considerations affecting the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for further income tax considerations.

As required by the Internal Revenue Code, we will pass on to you substantially all of a Fund's net investment income and realized capital gains. Distributions of a Fund's ordinary income, net short-term capital gain and income from certain other sources will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain, if any, will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. At the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain instances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents may be subject to back-up withholding.

                                                 Allocation Funds Prospectus  55

Table of Predecessors
--------------------------------------------------------------------------------

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

Each Fund listed below is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund include the performance histories and financial highlights of the predecessor fund.

Wells Fargo Funds Trust                   Predecessor Fund

Asset Allocation Fund                     Stagecoach Asset Allocation Fund
Growth Balanced Fund                      Norwest Advantage Growth Balanced Fund
Moderate Balanced Fund                    Norwest Advantage Moderate Balanced Fund
Strategic Growth Allocation Fund          Norwest Advantage Aggressive Balanced-Equity Fund
Strategic Income Fund                     Norwest Advantage Strategic Income Fund

56  Allocation Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Description of Core Portfolios
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
PORTFOLIO                     OBJECTIVE
----------------------------------------------------------------------------------------------------------------
Disciplined Growth Portfolio  The Portfolio seeks capital appreciation by investing in common stocks of larger companies.

Equity Income Portfolio       The Portfolio seeks to provide long-term capital appreciation consistent with above-average dividend income.

Index Portfolio               The Portfolio seeks to replicate the return of the S&P 500 Index with minimum tracking error and to minimize transaction costs.

International Portfolio       The Portfolio seeks to provide long-term capital appreciation by investing directly or indirectly in high-quality companies based outside the
                              United States.

International Equity          The Portfolio seeks total return, with an emphasis on capital appreciation, over
Portfolio                     the long-term by investing in equity securities of companies located or operating in developed non-U.S. countries and in emerging markets of the world.

Large Cap Appreciation        The Portfolio seeks long-term capital appreciation.
Portfolio

Large Company Growth          The Portfolio seeks to provide long-term capital appreciation by
Portfolio                     investing primarily in large, high-quality domestic companies that the adviser believes have superior growth potential.

Managed Fixed Income          The Portfolio seeks consistent fixed-income returns by investing primarily in
Portfolio                     investment grade intermediate-term securities.

Small Cap Index Portfolio     The Portfolio seeks to replicate the total return of the S&P Small Cap 600
                              Index with minimum tracking error and to minimize transaction costs.

Small Cap Value Portfolio     The Portfolio seeks capital appreciation by investing in common stocks of smaller companies.

Small Company Growth          The Portfolio seeks to provide long-term capital appreciation by
Portfolio                     investing in smaller domestic companies.

Small Company Value           The Portfolio seeks to provide long-term capital appreciation by investing
Portfolio                     primarily in common stocks of smaller companies whose market capitalization is less than the largest stock in the Russell 2000 Index, which, as of December 31,
                              2001 was $2.97 billion, but is expected to change frequently.

58  Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
The Portfolio invests primarily in the common stocks of companies that, in the view of the adviser, possess above-average potential for growth. We invest in a portfolio of securities with an average market capitalization greater than $5 billion.

The Portfolio invests primarily in the common stock of large, high-quality domestic companies that have above-average return potential based on current market valuations and above-average dividend income. We invest principally in securities of companies with market capitalizations of $3 billion or more.

Under normal circumstances, the Portfolio holds stocks representing 100% of the capitalization-weighted market values of the S&P 500 Index.

The Portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The Portfolio may invest more than 25% of its total assets in investments in a particular country, region, or type of investment.

The portfolio invests primarily in securities of companies in developed international and emerging market countries that we believe are both politically and economically stable. The portfolio may invest more than 25% of its total assets in investments in a particular country, region or type of investment. We apply a fundamentals-driven, value-oriented analysis to identify companies with above-average potential for long-term growth and total return capabilities.

In making investment decisions for the Portfolio, we consider the 1,000 largest publicly traded companies in the U.S., screening the stocks in this universe for a series of growth and value criteria. We invest principally in securities of companies with market capitalizations of $3 billion or more.

The Portfolio invests primarily in large companies that have superior growth potential. We invest principally in securities of companies with market capitalizations of $3 billion or more.

The Portfolio invests in a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities of a broad spectrum of U.S. and foreign issuers including U.S. Government securities and the debt securities of financial institutions, corporations and others.

Under normal circumstances, the Portfolio will hold stocks representing 100% of the capitalization-weighted market value of the S&P 600 Small Cap Index.

The Portfolio invests primarily in common stocks of companies the adviser believes to be undervalued and likely to report a level of corporate earnings exceeding the level expected by investors. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

The Portfolio invests primarily in the common stock of small domestic companies that are either growing rapidly or completing a period of significant change. We invest principally in securities of companies with market capitalizations of $3 billion or more.

In making investment decisions for the Portfolio, we focus on securities that are conservatively valued in the marketplace relative to the stock of comparable companies, determined by price/earnings ratios, or other measures. We invest principally in securities of companies with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2000 Index, a small-capitalization range that is expected to change frequently.

                                                 Allocation Funds Prospectus  59

Description of Core Portfolios
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
PORTFOLIO                    OBJECTIVE
---------------------------------------------------------------------------------------------------------
Stable Income Portfolio      The Portfolio seeks stability of principal while providing lower volatility total return.

Strategic Value Bond         The Portfolio seeks total return by investing primarily in income-producing
Portfolio                    securities.

Tactical Maturity Bond       The Portfolio seeks positive total return each calendar year regardless of
Portfolio                    general bond market performance by investing in a portfolio of high quality
                             U.S. Government securities and corporate fixed-income securities.

60  Allocation Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
The Portfolio invests in short-term investment-grade securities which include mortgage-backed securities and U.S. Government obligations. We invest in fixed and variable rate U.S. dollar-denominated fixed-income securities of U.S. and foreign issuers, including U.S. Government obligations and the debt securities of financial institutions, corporations, and others.

The Portfolio invests in a broad range of debt securities in order to create a strategically diversified portfolio of fixed-income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government securities, preferred stock, convertible bonds, and foreign bonds.

The Portfolio invests in U.S. Government securities and corporate fixed-income investments ruled within 1 of the 2 highest long-term rating categories, or that are unrated and determined by the adviser to be of comparable quality. The Portfolio's assets are divided into two components, short bonds with maturities of 2 years or less and long bonds with maturities of 25 years or more. During periods of falling prices, long bonds are sold to protect capital and limit losses. Conversely, when bond prices rise, long bonds are purchased. The dollar-weighted average maturity of the fund may vary between 1 and 30 years.

                                                 Allocation Funds Prospectus  61

Portfolio Managers
--------------------------------------------------------------------------------

David B. Breed, CFA
Growth Balanced Fund since 2001
Moderate Balanced Fund since 2001
Strategic Growth Allocation Fund since 2001
Strategic Income Fund since 2001
Managing Director, Chief Executive Officer, Chief Investment Officer and founding partner of Cadence. He has managed separate equity accounts and has led the team of equity portfolio managers and analysts there since 1988. He earned his BA in Finance from the University of Massachusetts, and his MBA in Finance from the Wharton School of Business.

Patricia Burns, CFA
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1998
Moderate Balanced Fund and its predecessor since 1998
Strategic Income Fund and its predecessor since 1998
Ms. Burns joined Peregrine over ten years ago and is a Senior Vice President and Portfolio Manager for taxable fixed-income portfolios. She has been associated with Norwest Bank and its affiliates since 1983. Ms. Burns earned her BA in Child Psychology/Sociology and her MBA from the University of Minnesota.

Tasso H. Coin, Jr. CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1995
Moderate Balanced Fund and its predecessor since 1995
Strategic Income Fund and its predecessor since 1995
Mr. Coin joined Peregrine in 1995 as a Senior Vice President. His responsibilities include overseeing the Small Company Value Portfolio. Prior to 1995, Mr. Coin was a research officer at Lord Asset Management. Mr. Coin earned his BA in Economics from Loyola University of Chicago.

John S. Dale, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. Dale joined Peregrine in 1988 as a Senior Vice President and has managed large company growth portfolios since 1983, currently totaling assets in excess of $3 billion. Prior to joining Peregrine, Mr. Dale had been associated with Norwest Bank and its affiliates since 1968. Mr. Dale earned his BA in Marketing from the University of Minnesota.

Gary J. Dunn, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. Dunn joined WCM in 1998 as Principal for its Equity Income Team. WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Dunn formerly was the Director of Institutional Investments of NIM. He has been associated with Norwest or its affiliates as a Financial Analyst and Portfolio Manager since 1979. Mr. Dunn earned his BA in Economics from Carroll College.

William D. Giese, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1994
Moderate Balanced Fund and its predecessor since 1994
Strategic Income Fund and its predecessor since 1994

62  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Mr. Giese joined Peregrine more than 10 years ago as a Senior Vice President and Portfolio Manager. His responsibilities include overseeing the Tactical Maturity Bond Portfolio. Mr. Giese has more than 20 years of experience in fixed-income securities management. Mr. Giese earned his BS in Civil Engineering from the Illinois Institute of Technology and his MBA from the University of Michigan.

John Huber, CFA
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1998
Moderate Balanced Fund and its predecessor since 1998
Strategic Income Fund and its predecessor since 1998
Mr. Huber joined Galliard at the firm's inception in 1995 as a Portfolio Manager. Currently, Mr. Huber is highly involved with portfolio management, strategy, issue selection and trading. Mr. Huber oversees the Stable Income Portfolio and the Strategic Value Bond Portfolio and specializes in corporate and taxable municipal securities. Prior to joining Galliard, Mr. Huber was an Assistant Portfolio Manager with NIM. In addition, he previously served as a Senior Analyst in Norwest Bank's Capital Market Credit Group. Mr. Huber earned his BA in Communications from the University of Iowa and his MBA from the University of Minnesota.

Richard Merriam, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Merriam joined Galliard at the firm's inception in 1995. Currently, Mr. Merriam is a Managing Partner at Galliard. He is responsible for investment process and strategy. Mr. Merriam oversees the Strategic Value Bond Portfolio and Managed Fixed-Income Portfolios. Prior to joining Galliard, Mr. Merriam was Chief Investment Officer for Insight Management. Mr. Merriam earned his BA in Economics and English from the University of Michigan and his MBA from the University of Minnesota.

Robert B. Mersky, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. Mersky is founder, President and a Portfolio Manager at Peregrine. In 1984, Mr. Mersky and five other Senior Portfolio Managers founded Peregrine. Mr. Mersky is responsible for Peregrine's Small Cap Equity style and oversees the Small Company Growth Portfolio. Mr. Mersky has actively managed small cap stocks since 1973. Prior to joining Peregrine, Mr. Mersky had been associated with Norwest Bank since 1968; and his responsibilities included Senior Research Analyst, Portfolio Manager, Director of Research and Chief Investment Officer. Mr. Mersky earned his BS in Accounting from the University of Minnesota.

Ajay Mirza, CFA
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1998
Moderate Balanced Fund and its predecessor since 1998
Strategic Income Fund and its predecessor since 1998
Mr. Mirza joined Galliard at the firm's inception in 1995 as a Portfolio Manager and Mortgage Specialist. Mr. Mirza oversees the Managed Income Fund Portfolio and specializes in mortgage-and asset-backed securities. Prior to joining Galliard, Mr. Mirza was a research analyst at Insight Investment Management and at Lehman Brothers. Mr. Mirza earned his BE in Instrumentation from the Birla Institute of Technology (India), his MA in Economics from Tulane University, and his MBA from the University of Minnesota.

                                                 Allocation Funds Prospectus  63

Portfolio Managers
--------------------------------------------------------------------------------

Gary E. Nussbaum, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1990
Moderate Balanced Fund and its predecessor since 1990
Strategic Income Fund and its predecessor since 1990
Mr. Nussbaum joined Peregrine in 1990 as a Vice President and Portfolio Manager where he has managed large company growth portfolios, currently totaling assets in excess of $3 billion. Mr. Nussbaum earned his BA in Finance and his MBA from the University of Wisconsin.

Michael Perelstein
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Perelstein joined Schroder in 1997 as a Senior Vice President. Since 1999 he has served as Schroder's Senior Investment Officer. Mr. Perelstein currently manages international portfolios and has more than 24 years of investment experience that includes 17 years specializing in overseas investing. Prior to 1997, Mr. Perelstein was a Director and a Managing Director at MacKay-Shields. Mr. Perelstein earned his BA in Economics from Brandeis University and his MBA from the University of Chicago.

Douglas G. Pugh, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Pugh joined Peregrine in 1997 as a Senior Vice President. Mr. Pugh currently co-manages the Small Company Value Portfolio. Prior to 1997, Mr. Pugh was a Senior Equity Analyst and Portfolio Manager for Advantus Capital Management, an investment adviser firm. Mr. Pugh earned his BS in Finance and Business Administration from Drake University and his MBA from the University of Minnesota.

David L. Roberts, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. Roberts joined WCM in 1998 as the Equity Income Managing Director and simultaneously held this position at NIM until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Roberts joined Norwest Corporation in 1972 as a Securities Analyst. He became Assistant Vice President Portfolio Manager in 1980 and was promoted to Vice President in 1982. He earned his BA in Mathematics from Carroll College.

Stephen S. Smith, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1997
Moderate Balanced Fund and its predecessor since 1997
Strategic Income Fund and its predecessor since 1997
Mr. Smith is Principal and Chief Executive Officer of the Smith Group. Mr. Smith manages the Disciplined Growth Portfolio and Small Cap Value Portfolio. Prior to 1995, Mr. Smith previously served as Senior Portfolio Manager with NationsBank. Mr. Smith earned his BS in Industrial Engineering and his MBA from the University of Alabama.

64  Allocation Funds Prospectus

--------------------------------------------------------------------------------

David D. Sylvester
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1996
Moderate Balanced Fund and its predecessor since 1996
Strategic Income Fund and its predecessor since 1996
Mr. Sylvester has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 22 years. Mr. Sylvester joined WCM in 1998 as the firm's Executive Vice President. He simultaneously held the position of Managing Director for Reserve Asset Management at NIM (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Sylvester has over 25 years of investment experience. He specializes in portfolio and securities analysis, fixed-income trading and the ability to add stability and safety through maximizing fund diversification. He also manages structured and derivative securities, and institutional and personal trust assets. Mr. Sylvester attended the University of Detroit-Mercy.

Cynthia A. Tusan, CFA
Growth Balanced Fund since 2001
Moderate Balanced Fund since 2001
Strategic Growth Allocation Fund since 2001
Strategic Income Fund since 2001
Ms. Tusan joined WCM in 1996 from Wells Fargo Bank, N.A., where she managed individual and institutional investment management and trust accounts since 1989. She earned her BA in economics from Bryn Mawr College and her MBA from the Anderson School of Management at the University of California.

Paul E. von Kuster, CFA
Strategic Growth Allocation Fund and its predecessor since 1997
Growth Balanced Fund and its predecessor since 1989
Moderate Balanced Fund and its predecessor since 1989
Strategic Income Fund and its predecessor since 1989
Mr. von Kuster joined Peregrine in 1984 as a Senior Vice President and Portfolio Manager. He currently co-manages the Small Company Growth Portfolio. Mr. von Kuster earned his BA in Philosophy from Princeton University.

Laurie R. White
Strategic Growth Allocation Fund and its predecessor since 1998
Growth Balanced Fund and its predecessor since 1996
Moderate Balanced Fund and its predecessor since 1996
Strategic Income Fund and its predecessor since 1996
Ms. White has been with Wells Fargo & Company and its predecessors in an investment management capacity for over 10 years. Ms. White joined WCM in 1998 as a Managing Director and simultaneously was a Director for Reserves Asset Management at NIM (since 1977) until WCM and NIM combined investment advisory services under the WCM name in 1999. Ms. White has over 14 years of investment management experience and currently specializes in managing indexed portfolios and overlay strategies for institutional investors. Ms. White earned her BA in Political Science from Carleton College and her MBA from the University of Minnesota.

Wayne A. Wicker, CFA
Growth Balanced Fund since 2001
Moderate Balanced Fund since 2001
Strategic Growth Allocation Fund since 2001
Strategic Income Fund since 2001
Mr. Wicker Joined Cadence in 1988 and serves as a Senior Portfolio Manager and research generalist. Prior to joining Cadence, Mr. Wicker was Director of Investment Strategy at Howard Hughes Medical Institute, Manager and then Director of Employee Benefits at Dayton Hudson

                                                 Allocation Funds Prospectus  65

Portfolio Managers
--------------------------------------------------------------------------------

Corporation and a Financial Analyst at IDF Financial Services (now American Express Financial Advisors). He has 21 years of investment experience. Mr. Wicker earned his BA in Business Administration and a BA in Communications from the University of Washington. He earned his MBA in Finance from Michigan State University in 1984.

Sabrina Yih
Growth Balanced Fund since 2001
Moderate Balanced Fund since 2001
Strategic Growth Allocation Fund since 2001
Strategic Income Fund since 2001
Ms. Yih joined WCM from the Columbia International Stock Fund, where she was a portfolio manager since December 1997. Over this period, her experience was focused on investing in Europe and Asia (exJapan), two of the International Equity Fund's largest regions. For eight years prior to that time, she was a portfolio manager for the Delphi International Fund for high net worth individuals. Ms. Yih received her BA in Economics from Mount Holyoke College, magna cum laude, in 1982, and her MBA from the J.L. Kellogg Graduate School of Management at Northwestern University in 1984. She is a Chartered Financial Analyst, a member of the Association of Investment Management and Research
(AIMR), and a member of the international Society of Financial Analysts.

66  Allocation Funds Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which banks use to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Below Investment-Grade
Securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk".

Capital Appreciation
An increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Funds' total assets. Non-diversified funds are not required to comply with these investment policies.

                                                 Allocation Funds Prospectus  67

Glossary
--------------------------------------------------------------------------------

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Gateway Fund
A Fund that invests its assets in one or more core portfolios or other Funds of Wells Fargo Funds, instead of directly in securities, to achieve its investment objective. Gateway Funds investing in the same core portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

Illiquid Security
A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Fund.

Institution
Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 of the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

68  Allocation Funds Prospectus

--------------------------------------------------------------------------------

Russell 1000 Index
An index comprised of the 1000 largest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 1000 is considered a mid-to-large cap index.

Russell 2000 Index
An index comprised of the 2000 smallest firms listed on the Russell 3000 Index. The Russell 3000 Index is a listing of 3000 corporations by the Frank Russell Company that is intended to be representative of the U.S. economy. The Russell 2000 is considered a "small cap" index.

S&P, S&P 500 Index
Standard and Poor's, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers and exclude sales loads.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                                 Allocation Funds Prospectus  69

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P002 (4/02)                                                    [LOGO]
ICA Reg.                                               Printed on Recycled Paper
No. 811-09253

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated April 12, 2002

                             ASSET ALLOCATION FUND
                             GROWTH BALANCED FUND
                             INDEX ALLOCATION FUND
                            MODERATE BALANCED FUND
                       STRATEGIC GROWTH ALLOCATION FUND
                             STRATEGIC INCOME FUND


               Class A, Class B, Class C and Institutional Class


     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about six funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Asset Allocation, Growth Balanced, Index Allocation, Moderate Balanced, Strategic Growth Allocation Fund (formerly the Aggressive Balanced-Equity Fund) and Strategic Income Funds. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Asset Allocation and Growth Balanced Funds offer Class A, Class B, Class C and Institutional Class shares. The Index Allocation Fund offers Class A, Class B, and Class C shares, and the Moderate Balanced, Strategic Growth Allocation, and Strategic Income Funds offer Institutional Class shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses, also dated April 12, 2002. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors' report for the year ended September 30, 2001, are hereby incorporated by reference to the Annual Report. The Prospectuses and Annual Report may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS


                                                                   Page
                                                                   ----
Historical Fund Information......................................     1

Investment Policies..............................................     2

Additional Permitted Investment Activities and Associated Risks..     4

Management.......................................................    21

Performance Calculations.........................................    40

Determination of Net Asset Value.................................    42

Additional Purchase and Redemption Information...................    43

Portfolio Transactions...........................................    44

Fund Expenses....................................................    47

Federal Income Taxes.............................................    47

Capital Stock....................................................    54

Other............................................................    58

Counsel..........................................................    58

Independent Auditors.............................................    58

Financial Information............................................    59

Appendix.........................................................   A-1

                          HISTORICAL FUND INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to the Funds (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

     The Funds described in this SAI were created as part of the Reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank"), and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The Reorganization followed the merger of the advisers' parent companies.

     The chart below indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors of the Wells Fargo Funds.

-------------------------------------------------------------------------------------------------
                Wells Fargo Funds                                 Predecessor Fund
-------------------------------------------------------------------------------------------------
Asset Allocation Fund                              Stagecoach Asset Allocation Fund
                                                   Stagecoach Balanced Fund
-------------------------------------------------------------------------------------------------
Growth Balanced Fund                               Norwest Growth Balanced Fund
-------------------------------------------------------------------------------------------------
Index Allocation Fund                              Stagecoach Index Allocation Fund
-------------------------------------------------------------------------------------------------
Moderate Balanced Fund                             Norwest Moderate Balanced Fund
-------------------------------------------------------------------------------------------------
Strategic Growth Allocation Fund                   Norwest Aggressive Balanced-Equity Fund
-------------------------------------------------------------------------------------------------
Strategic Income Fund                              Norwest Strategic Income Fund
-------------------------------------------------------------------------------------------------

     The Asset Allocation Fund commenced operations on November 8, 1999, as successor to the Asset Allocation and Balanced Funds of Stagecoach. The predecessor Stagecoach Asset Allocation Fund, which is considered to be the surviving entity for accounting purposes, commenced operations on January 2, 1992, as successor to the Asset Allocation Fund of the Wells Fargo Investment Trust for Retirement Programs, which commenced operations on November 13, 1986. The financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Asset Allocation Fund.

     The Growth Balanced Fund commenced operations on November 8, 1999, as successor to the Norwest Growth Balanced Fund. The predecessor Norwest Growth Balanced Fund commenced operations on April 30, 1989.

     The Index Allocation Fund commenced operations on November 8, 1999, as successor to the Index Allocation Fund of Stagecoach. The predecessor Stagecoach Index Allocation Fund was originally organized on April 7, 1988 as the Asset Allocation Fund of Overland Express Funds, Inc. ("Overland"). The Overland Asset Allocation Fund changed its name to the Index Allocation Fund on February 14, 1997. On December 12, 1997, the Overland Index Allocation Fund was reorganized into the Stagecoach Index Allocation Fund.

     The Moderate Balanced Fund commenced operations on November 8, 1999, as successor to the Norwest Moderate Balanced Fund. The predecessor Norwest Moderate Balanced Fund commenced operations on April 30, 1989.

     The Strategic Growth Allocation Fund commenced operations on November 8, 1999, as successor to the Norwest Aggressive Balanced-Equity Fund. The Norwest Aggressive Balanced-Equity Fund commenced operations on December 2, 1997. The Fund changed its name from Aggressive Balanced-Equity Fund to Strategic Growth Allocation Fund effective February 1, 2002.

     The Strategic Income Fund commenced operations on November 8, 1999, as successor to the Norwest Strategic Income Fund. The predecessor Norwest Strategic Income Fund commenced operations on April 30, 1989.

                              INVESTMENT POLICIES

     Fundamental Investment Policies
     -------------------------------

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements, and provided further that: (iv) the Asset Allocation and Index Allocation Funds reserve the right to concentrate in any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period, and (v) the Asset Allocation Fund and the Index Allocation Fund reserve the right to concentrate in obligations of domestic banks (to the extent permitted by the U.S. Securities and Exchange Commission (the "SEC") or its staff and as such term is interpreted by the SEC or its staff);

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust or at any time without approval of such Fund's shareholders.

     (1) Any Fund that is purchased by another Fund in the Wells Fargo Fund family in reliance on Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(A) will not purchase shares of any registered investment company in excess of the limitations contained in Section 12(d)(1)(A) in reliance on either section 12(d)(1)(F) or Section 12(d)(1)(G).

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities in that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

     Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:
"Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. Some of the Funds described in this SAI are gateway blended funds that invest in two or more core portfolios of Wells Fargo Core Trust ("Core Trust"). References to the activities of a gateway Fund are understood to refer to the investments of the core portfolios in which the gateway Fund invests. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Asset-Backed Securities
     -----------------------

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on interest income payable on and cash payable on the sale of such securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Below Investment-Grade Investments
     ----------------------------------

     The Growth Balanced, Moderate Balanced, Strategic Growth Allocation, and Strategic Income Funds may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (also known as high-yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities. Stocks of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company stocks. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

     Bonds
     -----

     Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Borrowing
     ---------

     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

     Convertible Securities
     ----------------------

     The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Funds' financial reporting, credit rating, and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

     Derivative Securities
     ---------------------

     The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Dollar Roll Transactions
     ------------------------

     The Funds may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

     Fixed-Income Securities
     -----------------------

     Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities.
The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by S&P, Fitch Investors Service, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff"), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher rated categories. Securities rated "BBB" by Fitch are considered investment grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. Securities rated "BBB" by Duff have below average protection factors but nonetheless are considered sufficient for prudent investment. If a security held by a Fund is downgraded to a rating below investment-grade, such Fund may continue to hold the security until such time as the Adviser determines it to be advantageous for the Fund to sell the security.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Securities
     ------------------

     The Funds may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country. The Funds may also invest in securities of companies located or operating in countries considered developing or to have "emerging" stock markets. Emerging market countries are often dependent on international trade and are therefore often vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn.

     Each Fund may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     The Funds may enter into currency forward contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     The Funds may also invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     For temporary defensive purposes, Funds may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

     Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     Investment income and sales proceeds payable on certain foreign securities in which a Fund may invest may be subject to foreign withholding and other taxes that could reduce the return on these securities. Applicable tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would otherwise be subject.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Futures Contracts and Options Transactions
     ------------------------------------------

     In General. The Funds may enter into and engage in futures contracts and options transactions as discussed below. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

     Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the relevant Fund.

     The Funds may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. The Funds' futures transactions must constitute permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

     Initially, when purchasing or selling futures contracts a Fund will be required to deposit with its custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

     The Funds may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

     Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

     Stock Index Options. The Funds may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     Stock Index Futures and Options on Stock Index Futures. The Funds may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The Funds may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest-rate futures and price movements in the Funds' portfolio securities which are the subject of the transaction.

     The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund would provide appropriate disclosure in its Prospectus or this SAI.

     Interest-Rate and Index Swaps. The Funds may enter into interest-rate and index swaps in pursuit of its investment objectives. Interest-rate swaps involve the exchange by a Fund with another party of their commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of interest-rate and index swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Funds. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that such Fund contractually is entitled to receive.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Adviser, or the Distributor.

     Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN"), a custodian of Fund assets, acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank MN is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

     Money Market Instruments
     ------------------------

     The Funds may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

     Mortgage-Related Securities
     ---------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment and Extension Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The NAV of a Funds' shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Funds sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Gateway funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these limitations. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Participation Interests
     -----------------------

     Each Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     Pass-Through Obligations
     ------------------------

     The Funds may invest in pass-through obligations that are supported by the full faith and credit of the U.S. Government (such as those issued by the GNMA) or those that are guaranteed by an agency or instrumentality of the U.S. Government or government-sponsored enterprise (such as FNMA or FHLMC) or bonds collateralized by any of the foregoing.

     Privately Issued Securities
     ---------------------------

     The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are determined by the investment adviser to be "illiquid" are subject to the Funds' policy of not investing more than 15% of its net assets in illiquid securities. The Adviser, under guidelines approved by Board of Trustees of the Company, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements.  Each Fund may enter into repurchase agreements,
     ---------------------
wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collaterized," as defined in or under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the Adviser.

     Reverse Repurchase Agreements
     -----------------------------

     The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

     Stripped Obligations
     --------------------

     The Funds may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors. Investments by the Funds in such participations will not exceed 5% of the value of the Funds' total assets.

     Swaps, Caps, Floors and Collars
     -------------------------------

     A Fund may enter into interest rate, currency and mortgage (or other asset) swaps, and may purchase and sell interest rate "caps," "floors" and "collars." Interest rate swaps involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Mortgage swaps are similar to interest rate swap agreements, except that the contractually-based principal amount (the "notional principal amount") is tied to a reference pool of mortgages. Currency swaps' notional principal amount is tied to one or more currencies, and the exchange commitments can involve payments in the same or different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on the notional principal amount from the party selling the cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

     Unrated Investments
     -------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the Adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     The Funds each may invest in warrants (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The price of warrants do not necessarily correlate with the prices of the underlying securities.

     Zero Coupon Bonds
     -----------------

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Statistical Ratings Organizations
     -------------------------------------------------------

     The ratings of Moody's, S&P, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

     Trustees and Officers.  The Board of Trustees ("Board") of the Trust
     ----------------------
supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

     General. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the 70 Funds comprising the Trust, the 9 Funds comprising Wells Fargo Variable Trust and the 15 portfolios comprising Wells Fargo Core Trust (collectively the "Fund Complex"). The address of each Trustee and Officer, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Generally, the Trustees serve an indefinite term, with retirement from service required at the end of the calendar year in which a Trustee turns 72.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

                          Position Held with
                          Registrant/             Principal Occupation(s)
Name, Age and Address     Length of Service/1/    During Past 5 Years               Other Directorships
------------------------  --------------------    --------------------------------  --------------------------
                                       INDEPENDENT TRUSTEES

Peter G. Gordon, 59       Lead Trustee            Chairman and Co-Founder of        (INSERT OR N/A)
                          Trustee                 Crystal Geyser Water Company
                          since mm/dd/yy          and President of Crystal Geyser
                                                  Roxane Water Company since 1977.

                          Position Held with
                          Registrant/            Principal Occupation(s)
Name, Age and Address     Length of Service/1/   During Past 5 Years               Other Directorships
------------------------  --------------------   --------------------------------  --------------------------
Thomas S. Goho, 59        Trustee,               Business Associate Professor,     (INSERT OR N/A)
                          since mm/dd/yy         Wake Forest University,
                                                 Calloway School of Business and
                                                 Accountancy since 1994.

Richard M. Leach, 68      Trustee,               President of Richard M. Leach     (INSERT OR N/A)
                          since mm/dd/yy         Associates (a financial
                                                 consulting firm) since 1992.

Timothy J. Penny, 50      Trustee,               Senior Counselor to the public    (INSERT OR N/A)
                          since mm/dd/yy         relations firm of Himle-Horner
                                                 since January 1995 and Senior
                                                 Fellow at the Humphrey
                                                 Institute, Minneapolis,
                                                 Minnesota (a public policy
                                                 organization) since January
                                                 1995.

Donald C. Willeke, 61     Trustee,               Principal of the law firm of      (INSERT OR N/A)
                          since mm/dd/yy         Willeke & Daniels.


                                              INTERESTED/2/ TRUSTEES

Robert C. Brown, 70       Trustee,               Director, Federal Farm Credit     (INSERT OR N/A)
                          since mm/dd/yy         Banks Funding Corporation and
                                                 Farm Credit System Financial
                                                 Assistance Corporation since
                                                 February 1993.

W. Rodney Hughes, 75      Trustee,               Private Investor.                 (INSERT OR N/A)
                          since mm/dd/yy

J. Tucker Morse, 57       Trustee,               Private Investor/Real Estate      (INSERT OR N/A)
                          since mm/dd/yy         Developer; Chairman of Vault
                                                 Holdings, LLC.

                                                     OFFICERS

Michael J. Hogan, 42      President,             Executive Vice President of       N/A(?)
                          since 05/09/00         Wells Fargo Bank, N.A. since
                                                 July 1999.  President of Wells
                                                 Fargo Funds Management, LLC
                                                 since March 2001.  Senior Vice
                                                 President of Wells Fargo Bank,
                                                 N.A. from April

                          Position Held with
                          Registrant/            Principal Occupation(s)
Name, Age and Address     Length of Service/1/   During Past 5 Years               Other Directorships
------------------------  --------------------   --------------------------------  --------------------------
                                                 1997 to May 1999.  Vice President
                                                 of American Express Financial
                                                 Advisors from May 1996 to April
                                                 1997, and Director of American
                                                 Express Financial Advisors from
                                                 March 1993 to May 1996.

Karla M. Rabusch, 42      Treasurer,             Senior Vice President of Wells    N/A(?)
                          since 05/09/00         Fargo Bank, N.A., since May
                                                 2000.  Senior Vice President
                                                 and Chief Administrative
                                                 Officer of Wells Fargo Funds
                                                 Management, LLC since March
                                                 2001.  Vice President of Wells
                                                 Fargo Bank, N.A. from December
                                                 1997 to May 2000.  Prior
                                                 thereto, Director of Managed
                                                 Assets Investment Accounting of
                                                 American Express Financial
                                                 Advisors from May 1994 to
                                                 November 1997.

C. David Messman, 41      Secretary,             Vice President and Senior         N/A(?)
                          since 05/09/00         Counsel of Wells Fargo Bank,
                                                 N.A. since January 1996.  Vice
                                                 President and Secretary of
                                                 Wells Fargo Funds Management,
                                                 LLC since March 2001.

________________
/1/ Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities.


/2/ Basis of Interestedness. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934. This dealer is not affiliated with Wells Fargo Funds Management, LLC.

          Committees. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust, and of each other trust in the Fund Complex. The Nominating Committee considers nominees that are recommended by the Trustees in their sole discretion to fill any vacancies occuring on the Board. Pursuant to the rules under the 1940 Act, only independent Trustees may select and nominate other independent Trustees for the Trust. The Nominating Committee meets only as necessary, and did not meet during the Funds' most recently completed fiscal year. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met October 24, 2000, February 6, 2001, May 8, 2001 and August 7, 2001 during the Funds' most recently completed fiscal year.

     Compensation. Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the year ended September 30, 2001, the Trustees received the following compensation:

                              Compensation Table
                         Year Ended September 30, 2001
                         -----------------------------
         Trustee                                   Compensation
         -------                                   ------------
                             INDEPENDENT TRUSTEES
         Donald H. Burkhardt*                      $13,000
         Jack S. Euphrat*                          $12,500
         Thomas S. Goho                            $46,000
         Peter G. Gordon                           $46,000
         Richard M. Leach                          $46,000
         Timothy J. Penny                          $46,000
         Donald C. Willeke                         $46,000
                              INTERESTED TRUSTEES
         Robert C. Brown                           $45,000
         W. Rodney Hughes                          $45,000
         J. Tucker Morse                           $45,000

_______________
*Retired as of 12/31/00

     Beneficial Equity Ownership Information. As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001- $50,000; C = $50,001-$100,000; and D = and over $100,000.

                  Beneficial Equity Ownership in Fund Complex
                     Calendar Year Ended December 31, 2001
                     -------------------------------------

                                                                                                                     Aggregate
                                                                                                                     Dollar Range
-------------------------------------------------------------------------------------------------------------------  of Equity
Trustee                                    Dollar Range of Equity Securities of Funds Trust                          Securities of
                       --------------------------------------------------------------------------------------------
                         Asset         Growth         Index      Moderate     Strategic Growth                       Fund
                      Allocation     Balanced      Allocation   Balanced        Allocation        Strategic Income   Complex
-----------------------------------------------------------------------------------------------------------------------------------
                                                             INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon
-----------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho
-----------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach
-----------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny
-----------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke
-----------------------------------------------------------------------------------------------------------------------------------
                                                           INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
Robert C. Brown
-----------------------------------------------------------------------------------------------------------------------------------
W. Rodney Hughes
-----------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse
-----------------------------------------------------------------------------------------------------------------------------------

     Ownership of Securities of Adviser, Distributor, or Related Entities. The following independent Trustees and/or their immediate family members own securities of the adviser, the distributor, or any entity controlling, controlled by, or under common control with the adviser or the distributor as indicated:

                              Independent Trustees
    Ownership of Securities of the Adviser, Distributor, or Related Entities
                     Calendar Year Ended December 31, 2001
                     -------------------------------------

----------------------------------------------------------------------------------------------
Trustee           Name of          Company       Share Class      Value of        Percent of
                   Owner/                                        Securities          Class
                Relationship                                     (Aggregate)      (Aggregate)
                 to Trustee
----------------------------------------------------------------------------------------------
                                        INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

                                        INTERESTED TRUSTEES
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

     Approval of Advisory and Sub-Advisory Agreements. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the advisory and sub-advisory contracts (collectively, the "Advisory Agreements") for the Funds. At the regular meeting called for this purpose on August 7, 2001, the Board was provided with quantitative and qualitative information to assist it in evaluating the terms of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and sub-advisers (individually, an "Adviser" and collectively, "Advisers"), and a description of the quality and nature of the services provided by the Advisers.

     Before approving the Advisory Agreement with Funds Management, the Board analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, Rule 12b-1/shareholder servicing fees, and Rule 12b-1/distribution fees.

     The Board then reviewed statistical information regarding the performance and expenses of the Funds. Prior to reviewing the statistical information, the Board was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for each Fund, the Board reviewed the performance information for a "Peer Group," a group of funds that the Adviser determined was similar to the specific Fund, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad-based benchmark. The Board also reviewed data relating to the risk of each Fund as compared to its total return. This data showed the statistical measurement of the volatility of each Fund's total return throughout a specific time-period. The Board then reviewed the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) contractual advisory fees, and (iv) projected contractual advisory fees for each Fund as compared to its Peer Group and Lipper Group.

     The Board then analyzed the Adviser's background and services that it provides to the Funds. For example, the Board reviewed and discussed the investment philosophy and experience of the Adviser. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser(s) who make the day-to-day investment decisions for the respective Funds. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-advisers in the various asset classes and the ability to oversee a large group of sub-advisers many of whom have different investment philosophies and styles. The Board also considered the background and experience of the senior management of the Adviser and the level of attention given to the Funds by senior investment personnel of the Adviser.

     In addition to the above considerations, the Board also analyzed certain factors relating specifically to sub-advisers. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board received presentations from the various sub-advisers, and reviewed the qualifications, backgrounds and responsibilities of the staff performing investment services for the Funds. The Board also reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the method by which each sub-adviser selects brokers and the factors that the sub-adviser considers prior to selecting a broker to execute portfolio transactions. One such factor was the sub-adviser's consideration of obtaining research services through the allocation of selling concessions. The Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

     Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination was based on an analysis of advisory fees paid by the Funds compared to other similar funds, the scope of each Adviser's background and experience, and the quality of services provided by each Adviser.

     Investment Adviser.  Wells Fargo Funds Management, LLC ("Funds Management"
     ------------------
or "Adviser") assumed investment advisory responsibilities for each of the Funds on March 1, 2001. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, that are described below. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. The Funds' Adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

     The Funds operate under two types of advisory arrangements: (i) stand-alone Funds with an investment adviser and sub-adviser; and (ii) gateway blended Funds that invest in two or more core portfolios and have both active and dormant advisory arrangements at the gateway level.

     As compensation for its advisory services for the following stand-alone Funds, Funds Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                              Annual Rate
Stand-Alone Funds                                   (as a percentage of net assets)
------------------                                  -------------------------------
Asset Allocation                                                0.75%
Index Allocation                                                0.75%

     As described in the second category above, the following gateway blended Funds invest their respective assets in two or more core portfolios of Core Trust. For the Funds, Funds Management determines the core portfolios of Core Trust in which each gateway blended Fund invests and the percentage allocation that each gateway blended Fund would make to each core portfolio. For these asset allocation services, Funds Management is entitled to receive a fee as indicated in the chart below. In order to preserve flexibility to convert to stand-alone Funds with a direct advisory relationship, the Funds have entered into a "dormant" advisory arrangement with Funds Management. In the event that a Fund coverts to a stand-alone Fund, Funds Management will be entitled to receive a fee that mirrors the core level dormant advisory fee indicated below.

                                               Advisory Fees                      Core Level
Gateway Blended Funds                 (Maximum Asset Allocation Fees)       Dormant Advisory Fees*
---------------------                 -------------------------------       ----------------------
Growth Balanced                                   0.25%                             0.65%
Moderate Balanced                                 0.25%                             0.60%
Strategic Growth Allocation                       0.25%                             0.72%
Strategic Income                                  0.25%                             0.52%

____________________
* Because the gateway blended Funds invest in two or more Core Trust portfolios with varying advisory fees, the dormant advisory fees are based on a formula that reflects a blended fee rate.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Wells Fargo Bank/Funds Management or NIM by the predecessor portfolio that is considered the surviving entity for accounting purposes.

                            FORMER STAGECOACH FUNDS

     Asset Allocation and Index Allocation Funds.  For the periods indicated
     -------------------------------------------
below, the Funds and their predecessor portfolios paid Wells Fargo Bank/Funds Management the following advisory fees and Wells Fargo Bank/Funds Management waived the indicated amounts:

                                              Year Ended                                Year Ended
                                                9/30/01                                  9/30/00
                                                -------                                  -------
         Fund                       Fees Paid            Fees Waived            Fees Paid           Fees Waived
         ----                       ---------            -----------            ---------           -----------
Asset Allocation                   $10,738,878           $3,566,627            $10,651,096           $3,915,450
Index Allocation                   $ 1,247,165           $   37,500            $ 1,493,394           $  127,725

                                               Seven-Month                               Eleven-Month
                                               Period Ended                              Period Ended
         Fund                                     9/30/99                                  2/28/99
         ----                                     -------                                  -------
                                    Fees Paid            Fees Waived            Fees Paid           Fees Waived
                                    ---------            -----------            ---------          ------------
Asset Allocation                    $3,717,689             $126,201             $5,217,515             $  0
Index Allocation                    $  785,748             $  1,855             $1,007,592             $846

                             FORMER NORWEST FUNDS

     Growth Balanced, Moderate Balanced, Strategic Growth Allocation, and
     --------------------------------------------------------------------
Strategic Income Funds.  For the periods indicated below, the Funds and their
----------------------
predecessor portfolios paid to Wells Fargo Bank/Funds Management and NIM the following advisory fees and Wells Fargo Bank/Funds Management and NIM waived the indicated amounts:

                                                             Year Ended                             Year Ended
                                                              9/30/01                                9/30/00
                                                              -------                                -------
                      Fund                           Fees Paid        Fees Waived           Fees Paid       Fees Waived
                      ----                           ---------        -----------           ---------       -----------
   Growth Balanced Fund                              $2,259,371         $724,893           $1,902,372         $653,468
   Moderate Balanced Fund                            $1,070,834         $302,550           $  973,482         $353,955
   Strategic Growth Allocation Fund                  $  191,792         $ 34,060           $   72,251         $119,312
   Strategic Income Fund                             $  415,248         $315,305           $  339,599         $308,513

                                                             Four-Month
                                                            Period Ended                           Year Ended
                                                               9/30/99                              5/31/99
                                                               -------                              -------
                                                                          Fees                                  Fees
                      Fund                            Fees Paid          Waived             Fees Paid          Waived
                      ----                           ---------        -----------           ---------       -----------
    Growth Balanced Fund                               $681,510          $82,351           $1,031,110         $823,243
    Moderate Balanced Fund                             $410,343          $48,200           $  688,734         $538,523
    Strategic Growth Allocation Fund                   $ 43,557          $ 4,741           $        0         $ 41,549
    Strategic Income Fund                              $194,175          $29,856           $  274,298         $357,651

     General.  Each Fund's Advisory Contract will continue in effect for more
     -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers.
------------------------

     Funds Management has engaged WCM to serve as investment sub-adviser to the Funds. Subject to the direction of the Trusts' Board of Trustees and the overall supervision and control of Funds Management and the Trusts, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trusts' Board of Trustees and officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to WCM.

     For providing investment sub-advisory services to the Growth Balanced, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds, WCM is entitled to receive an annual fee of 0.05% of the average daily net assets of each Fund. For providing investment sub-advisory services to the Asset Allocation and Index Allocation Funds, WCM is entitled to receive an annual fee of 0.15% of the first $1 billion of each Fund's average daily net assets, and 0.10% of each Fund's average daily net assets over $1 billion. These fees may be paid by Funds Management or directly by the Funds. If the sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

     Prior to April 12, 2002, Barclays Global Fund Advisors ("BGFA") served as sub-adviser for the Asset Allocation and Index Allocation Funds, and was entitled to receive an annual fee of 0.15% of the first $900 million of each Fund's average daily net assets, and 0.10% of each Fund's average daily net assets over $900 million.

Investment Sub-Advisers - Core Portfolios.
------------------------------------------

     Growth Balanced, Moderate Balanced, Strategic Growth Allocation and
     -------------------------------------------------------------------
Strategic Income Funds.  Funds Management has engaged Cadence Capital Management
----------------------
("Cadence"), Galliard

Capital Management ("Galliard"), Peregrine Capital Management, Inc. ("Peregrine"), Schroder Investment Management, North America ("Schroder"), Smith Asset Management Group ("Smith"), and WCM to serve as investment sub-advisers to the core portfolios of Core Trust in which the gateway blended and gateway feeder Funds invest, as listed in the chart below (collectively, the "Sub-Advisers"). Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Funds Management and the Trust, the Sub-Advisers make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Advisers furnish to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Funds Management and the Trust's Board of Trustees and officers may reasonably request.

     As compensation for sub-advisory services, Cadence, Galliard, Peregrine, Schroder, Smith, and WCM are each entitled to receive the following fees:

        ---------------------------------------------------------------------------------
              Core Portfolio          Sub-Adviser                      Fees
        ---------------------------------------------------------------------------------
        Disciplined Growth           Smith                      0-175M       0.35%
                                                              175-225M       0.00%
                                                              225-500M       0.25%
                                                        more than 500M       0.20%
        ---------------------------------------------------------------------------------
        Equity Income                WCM                        0-200M       0.25%
                                                              200-400M       0.20%
                                                        more than 400M       0.15%
        ---------------------------------------------------------------------------------
        Index                        WCM                        0-200M       0.02%
                                                        more than 200M       0.01%
        ---------------------------------------------------------------------------------
        International                Schroder                   0-100M       0.45%
                                                              100-200M       0.35%
                                                              200-600M       0.20%
                                                        more than 600M      0.185%
        ---------------------------------------------------------------------------------
        International Equity         WCM                        0-200M       0.35%
                                                        more than 200M       0.25%
        ---------------------------------------------------------------------------------
        Large Cap Appreciation       Cadence                    0-250M       0.30%
                                                              250-500M       0.20%
                                                         500M-1 billion      0.15%
                                                    more than 1 billion      0.10%
        ---------------------------------------------------------------------------------
        Large Company Growth         Peregrine                   0-25M       0.75%
                                                                25-50M       0.60%
                                                               50-275M       0.50%
                                                        more than 275M       0.30%
        ---------------------------------------------------------------------------------
        Managed Fixed Income         Galliard                   0-500M       0.10%
                                                             500-1500M       0.05%
                                                       more than 1500M       0.03%
        ---------------------------------------------------------------------------------
        Tactical Maturity Bond       Peregrine                   0-10M       0.40%
                                                                10-25M       0.30%
                                                               25-300M       0.20%
                                                        more than 300M       0.10%
        ---------------------------------------------------------------------------------
        Small Cap Index              WCM                        0-200M       0.02%
                                                        more than 200M       0.01%
        ---------------------------------------------------------------------------------
        Small Cap Value              Smith                      0-110M       0.45%
                                                              110-150M       0.00%
                                                              150-300M       0.30%
                                                        more than 300M       0.25%
        ---------------------------------------------------------------------------------

        ---------------------------------------------------------------------------------
              Core Portfolio          Sub-Adviser                      Fees
        ---------------------------------------------------------------------------------
        Small Company Growth         Peregrine                   0-50M       0.90%
                                                               50-180M       0.75%
                                                              180-340M       0.65%
                                                              340-685M       0.50%
                                                              685-735M       0.52%
                                                        more than 735M       0.55%
        ---------------------------------------------------------------------------------
        Small Company Value          Peregrine                  0-175M       0.50%
                                                        more than 175M       0.75%
        ---------------------------------------------------------------------------------
        Stable Income                Galliard                   0-500M       0.10%
                                                             500-1500M       0.05%
                                                       more than 1500M       0.03%
        ---------------------------------------------------------------------------------
        Strategic Value Bond         Galliard                   0-500M       0.10%
                                                             500-1500M       0.05%
                                                        more than 500M       0.03%
        ---------------------------------------------------------------------------------

     Similar to the "dormant" investment advisory arrangement with Funds Management, each Fund has a dormant sub-advisory arrangement with some or all of the sub-advisers that sub-advise the core portfolios in which the Funds invest. Under such an arrangement, a sub-adviser receives no sub-advisory fee as long as a gateway fund invests all (or substantially all) of its assets in one or more core portfolios. In the event that a gateway fund redeems its assets from a core portfolio and invests them directly using the sub-adviser, the sub-adviser would be entitled to receive a sub-advisory fee at the same rate the sub-adviser received from the core portfolio for investing the portion of the gateway fund's assets formerly invested in the core portfolio. The sub-adviser would be compensated for its services by Funds Management from the advisory fees Funds Management receives for its services.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach, Stagecoach Trust and Norwest Funds. Therefore, the information shown below concerning the dollar amount of sub-advisory (and other) fees paid shows the dollar amount of fees paid to sub-advisers by the predecessor portfolio that is considered the surviving entity for accounting purposes.

     Asset Allocation and Index Allocation Funds. The predecessor Stagecoach Asset Allocation and Index Allocation Funds were also sub-advised by Barclays Global Fund Advisors, N.A. ("BGFA"), and from October 30, 1997 to November 5, 1999, BGFA was entitled to receive a monthly fee equal to an annual rate of 0.20% of the first $500 million of the Funds' average daily net assets, 0.15% of the next $500 million of the Funds' net assets, and 0.10% of net assets over $1 billion.

     For the periods indicated below, Wells Fargo Bank/Funds Management paid to BGFA the following sub-advisory fees, without waivers:

                               Year Ended          Year Ended
                   Fund         9/30/01             9/30/00
                   ----         -------             -------

      Asset Allocation        $2,243,869          $2,373,586
      Index Allocation        $  241,539          $  310,584


                              Seven-Month         Eleven-Month
                              Period Ended        Period Ended
                   Fund         9/30/99             2/28/99
                   ----         -------             -------
      Asset Allocation/1/     $1,349,888          $1,912,713
      Index Allocation        $  167,788          $  213,662

________________

/1/ For the Asset Allocation Fund, these amounts reflect amounts paid by the corresponding Master Portfolio.

     Administrator.
     -------------

     The Trust has retained Funds Management as Administrator on behalf of each Fund. Under the Administration Agreement between Funds Management and the Trust, Funds Management shall provide as administration services, among other things:
(i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's Adviser, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and
(ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive an annual fee of up to 0.15% of each Fund's average daily net assets.

     As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds, therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid administrators by the predecessor portfolio that is considered the surviving entity for accounting purposes.

     The predecessor Stagecoach Funds had retained Wells Fargo Bank as administrator and Stephens as co-administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive a monthly fee of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund.

     Asset Allocation and Index Allocation Funds. In April 1999, the Board of
     -------------------------------------------
Directors approved Wells Fargo Bank as sole administrator in connection with other service provider changes. For the five-month period ended September 30, 1999, the Funds paid Wells Fargo Bank $1,51,958 in administration fees. For the two-month period ended April 30, 1999, the

Funds paid Wells Fargo Bank $135,985 in administration fees and paid Stephens $201,988 in co-administration fees.

       For the periods indicated below, the Asset Allocation and Index Allocation Funds and their predecessor portfolios paid the following dollar amounts to Wells Fargo Bank/Funds Management and Stephens for administration and co-administration fees:





                                   Year Ended            Year Ended
                                     9/30/01             9/30/00/1/
                                     -------             ----------

                                   Wells Fargo/
               Fund                Funds Mgmt.           Wells Fargo
               ----                -----------           -----------
           Asset Allocation        $2,682,282            $2,895,051
           Index Allocation        $  240,875            $  307,794



                                            11-Month
                                          Period-Ended
                                            2/28/99
                                          ------------

                Fund             Wells Fargo        Stephens            Total
                ----             -----------        --------            -----

           Asset Allocation        $454,632          $602,651        $1,057,283
           Index Allocation        $ 43,363          $ 57,481        $  100,844


-----------------

/1/ For the time periods from March 1, 1998 through September 30, 1999, please refer to the discussion above for the amount of fees the Funds paid to Wells Fargo Bank and Stephens.

       Growth Balanced, Moderate Balanced, Strategic Growth Allocation and
       -------------------------------------------------------------------
Strategic Income Funds.  With respect to the predecessor Norwest Funds, Forum
----------------------
Financial Services, Inc. (and/or Forum Administrative Services, LLC (collectively, "Forum")) managed all aspects of the operation of the Funds.

       For the periods indicated below, the following Funds paid the following dollar amounts as administration fees and the administrator waived amounts as indicated:


                                              Year Ended           Year Ended
                                               9/30/01              9/30/00
                                               -------              -------
            Fund                              Fees Paid            Fees Paid
            ----                              ---------            ---------
Growth Balanced Fund                          $1,790,575           $1,435,207
Moderate Balanced Fund                        $  824,030           $  741,144
Strategic Growth Allocation Fund              $  135,511           $  108,048
Strategic Income Fund                         $  438,332           $  361,092

                                                         Four-Month
                                                        Period Ended                          Year Ended
                                                          9/30/99                              5/31/99
                                                          -------                              -------

             Fund                               Fees Paid       Fees Waived           Fees Paid     Fees Waived
             ----                               ---------       -----------           ---------     -----------
    Growth Balanced Fund                       $919               $75,468          $ 58,339          $127,097
    Moderate Balanced Fund                     $  0               $45,854          $ 17,972          $104,728
    Strategic Growth Allocation Fund           $  0               $ 4,830          $  2,281          $  1,874
    Strategic Income Fund                      $  0               $22,403          $  8,542          $ 54,653

     Distributor.  Stephens Inc. ("Stephens," the "Distributor"), located at 111
     -----------
Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Funds listed below have adopted a distribution plan (a "Plan") under
Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for certain classes of their shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Asset Allocation Fund, Growth Balanced Fund, and Index Allocation Fund pay Stephens an annual fee of 0.75% paid monthly based on the average daily net assets attributable to each Class as compensation for distribution related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     The dollar amount of Rule 12b-1 fees paid to Stephens pursuant to each Fund's Rule 12b-1 Plan listed below for the fiscal year beginning October 1, 2000 and ended September 30, 2001 are as follows:

                                                                                                  Comp.
                                                  Printing, Mailing     Compensation to             to
   Fund                Total       Advertising       & Prospectus         Underwriters           Br/Dlrs           Other*
   ----                -----       -----------       ------------         ------------           --------        ----------
Asset Allocation
   Class B           $4,102,185        $0                 $0                $     0              $      0        $4,102,185
   Class C           $  259,979        $0                 $0                $98,774              $161,205        $        0

                                                                                                Comp.
                                                  Printing, Mailing     Compensation to           to
    Fund               Total       Advertising       & Prospectus         Underwriters         Br/Dlrs        Other*
    ----               -----       -----------       ------------         ------------         --------     ----------
Growth Balanced
   Class B           $ 236,385         $0                 $0                $     0            $      0     $  236,385
   Class C           $  65,514         $0                 $0                $47,592            $ 17,922     $        0

Index Allocation
   Class B           $ 188,813         $0                 $0                $     0            $      0     $  188,813
   Class C           $ 456,925         $0                 $0                $70,272            $386,653     $        0

     _________________________
     * Stephens has entered into an arrangement whereby sales commissions payable to brokers/dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

          General.  The Plan will continue in effect from year to year if such
          -------
     continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

          The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

          Wells Fargo Bank and Funds Management, interested persons (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

          Shareholder Servicing Agent.  The Funds have approved a Shareholder
          ---------------------------
     Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request.

          For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund of up to 0.25% on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown in the table below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

          Fund                                                             Fee
          ----                                                             ---

          Asset Allocation
            Class A                                                       0.25%
            Class B                                                       0.25%
            Class C                                                       0.25%
            Institutional Class                                           0.10%

          Growth Balanced
            Class A                                                       0.25%
            Class B                                                       0.25%
            Class C                                                       0.25%
            Institutional Class                                           None

          Index Allocation
            Class A                                                       0.25%
            Class B                                                       0.25%
            Class C                                                       0.25%

          Moderate Balanced
            Institutional Class                                           None

          Strategic Growth Allocation
             Institutional                                                None

          Strategic Income
            Institutional Class                                           None

     General.  The Servicing Plan will continue in effect from year to year if
     -------
such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

     Custodian.  Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN" or
     ---------
"Custodian"), formerly known as Norwest Bank Minnesota, N.A., located at Norwest Center, 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank MN is entitled to receive a fee of 0.02% of the average daily net assets of each Fund except for the Gateway Funds. The Gateway Funds are not charged a custody fee at the Gateway level provided that they invest in Core Trust Portfolios.

     Fund Accountant.  Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund ranging from $2,000 for gateway Funds up to $5,833 for Funds with significant holdings of asset-backed securities. In addition, each Fund pays a monthly fee of $1,000 per class, and Forum Accounting is entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund (excluding the net assets invested in core portfolios of Core Trust which pays Forum Accounting a similar fee).

     Transfer and Dividend Disbursing Agent.  Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complete base fee from all the Funds of the Trust, Core Trust and Variable Trust.

     Underwriting Commissions.  Stephens serves as the principal underwriter
     ------------------------
distributing securities of the Funds on a continuous basis. Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. For the Allocation Funds of the Trust for the fiscal year ended September 30, 2001, the aggregate dollar amount of underwriting commissions paid to Stephens was $3,175,539. Of this amount, Stephens retained $260,940. For the fiscal year ended September 30, 2000, the aggregate dollar amount of underwriting commissions paid to Stephens was $1,261,121. Of this amount, Stephens retained $189,513.

     For the period indicated below, the aggregate dollar amount of underwriting commissions paid to Stephens by the predecessor Stagecoach fund family and the amount retained by Stephens is as follows:


                                   Year Ended
                                     9/30/99
                                    ---------

                               Paid          Retained
                               ----          --------

                            $6,214,051      $2,289,826

     For the year-ended September 30, 1999, Wells Fargo Securities Inc., an affiliated broker-dealer of the Trust, retained $2,324,394.93.


     For the past three years, the only underwriting commissions the predecessor Norwest Funds paid to Forum were as follows: for the year ended September 30, 2000, $25,756, of which Forum retained $0, except that for the fiscal year ended May 31, 1999 the Growth Balanced Fund paid Forum $101,000 in underwriting commissions of which Forum retained $11,000.

     For the year ended May 31, 1999, Norwest Investment Services Inc. received $4,049,102.

     Code of Ethics.
     --------------

     The Fund Complex, the Adviser, the Sub-Advisers and Stephens each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser, Sub-Advisers and Stephens are on public file with, and are available from, the SEC.

                            PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or class of shares in a Fund may be useful in reviewing the performance of such Fund or class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return:  The Funds may advertise certain total return
     ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV. Average annual total return information is incorporated by reference to the Funds' Annual Report.

     From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or a Class of in advertising and other types of literature as compared with the performance of an S&P Index, the Dow Jones Industrial Average, or other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment advisor and the total amount of assets and mutual fund assets managed by Barclays Global Fund Advisors. As of March 31, 2001, Barclays Global Investors, N.A. and its affiliates, including Barclays Global Fund Advisors, managed over $743 billion in assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     NAV per share for each class of the Funds is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

     Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. A Fund may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security.

     Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Future contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

     Investments and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trustees and in accordance with procedures adopted by the Trustees. The Board of Trustees supervises and monitors the valuation practices and procedures of each Fund in the Wells Fargo Funds family. Fair value pricing methods may result in NAVs that are higher or lower than NAVs based on closing prices, latest bid prices or other valuation measures for investment securities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier then their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

The dealer reallowance for Class A shares is as follows:

        -----------------------------------------------------------------------

        -----------------------------------------------------------------------
                               FRONT-END SALES   FRONT-END SALES    DEALER
                                CHARGE AS %       CHARGE AS %    REALLOWANCE
                 AMOUNT          OF PUBLIC       OF NET AMOUNT   AS % OF PUBLIC
              OF PURCHASE      OFFERING PRICE      INVESTED      OFFERING PRICE
        -----------------------------------------------------------------------
        -----------------------------------------------------------------------
        Less than $50,000           5.75%             6.10%            5.00%
        -----------------------------------------------------------------------
        $50,000 to $99,999          4.75%             4.99%            4.00%
        -----------------------------------------------------------------------
        $100,000 to $249,999        3.75%             3.90%            3.00%
        -----------------------------------------------------------------------
        $250,000 to $499,999        2.75%             2.83%            2.25%
        -----------------------------------------------------------------------
        $500,000 to $999,999        2.00%             2.04%            1.75%
        -----------------------------------------------------------------------
        $1,000,000 and over/1/      0.00%             0.00%            1.00%
        -----------------------------------------------------------------------

       /1/We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

     Purchases and Redemptions Through Brokers and/or Their Affiliates.  A
     ------------------------------------------------------------------
broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Reduced Sales Charges for Former Norwest Advantage Fund Class B
     ---------------------------------------------------------------
Shareholders.  No contingent deferred sales charge is imposed on redemptions of
------------
Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

     Reduced Sales Charges for Employees of the Transfer Agent.  Employees of
     ---------------------------------------------------------
Boston Financial Data Services, Inc., transfer agent for the Trust, may purchase Class A shares at NAV.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, and the supervision of the adviser, each Fund's sub-adviser is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the sub-adviser to obtain the best results taking into account the dealer's general execution and operational facilities, including, without limitation, the size and type of transaction involved, the dealer's risk in positioning the securities involved, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions and the reasonableness of the spread or commission, if any. While the sub-adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or affiliated brokers. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees.

     In placing orders for portfolio securities of a Fund, the sub-adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the sub-adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

     The sub-adviser may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to the sub-adviser. By allocating transactions in this manner, the sub-adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the sub-adviser under the Advisory Contracts, and the expenses of the sub-adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which the sub-adviser places securities transactions for a Fund may be used by the sub-adviser in servicing its other accounts, and not all of these services may be used by the sub-adviser in connection with advising the Funds. For the fiscal year ended September 30, 2001, WCM as the gateway blended Funds' sub-adviser, and the sub-advisers to the core portfolios in which those Funds invest directed transactions in the aggregate amounts and paid total commissions in the amounts shown below as indicated:

Sub-Adviser               Transactions Value       Commissions Paid
-----------               ------------------       ----------------

Cadence                       $       80            $       54,701

Peregrine                     $  529,747            $  240,201,123

Schroder                      $   95,550            $   45,220,967

Smith                         $  680,956            $  212,630,438

WCM*                          $1,849,065            $1,475,619,155

     * Includes all transactions executed for the Wells Fargo Funds complex, including Variable Trust and Core Trust.

     None of the other Sub-Advisers participate in such directed brokerage practices.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when a sub-adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund'' shareholders.

     Brokerage Commissions.  For the fiscal year ended September 30, 2001, the
     ----------------------
following Funds paid the following brokerage commissions:

               Fund                         Total Commissions
               ----                         -----------------

               Asset Allocation                  $283,034
               Index Allocation                  $ 20,183

     Securities of Regular Broker-Dealers.  As of September 30, 2001, the
     -------------------------------------
following Funds held securities of their regular broker-dealers as indicated in the amounts shown:

      Fund                 Broker-Dealer                          Amount
      ----                 -------------                          ------

      Asset Allocation     Merrill Lynch Pierce Fenner & Smith    $3,697,000
                           Lehman Brothers Holdings, Inc.         $1,519,000

      Index Allocation     Merrill Lynch Pierce Fenner & Smith    $  433,000
                           Lehman Brothers Holdings, Inc.         $  177,000

                                 FUND EXPENSES

     From time to time, Funds Management and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Funds Management and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Funds Management or any of their affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                              FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses of the Funds generally describe the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Trust intends to continue to qualify each Fund as a
     -------
"regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its net investment income, net short-term capital gain (generally, the excess of short-term capital gain over long-term capital loss) and certain other items, and (b) net tax-exempt income earned in each taxable year. As long as a Fund distributes its investment company taxable income and net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss) to its shareholders, the Fund generally will not be subject to federal income taxation on such income and gain. For these purposes, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one taxable year and pays the distribution by January 31 of the following taxable year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain.

     Equalization Accounting.  The Funds may use the so-called "equalization
     -----------------------
accounting method" to allocate a portion of their "earnings and profits," as determined for federal income tax purposes (generally, a Fund's net investment income and realized capital gains with certain adjustments), to redemption proceeds for such purposes. This method permits the Funds to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the Internal Revenue Service ("IRS") may not have expressly sanctioned the equalization accounting method used by the Funds. Therefore, the use of the method may be subject to IRS scrutiny.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income, if any) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Investment though Core Portfolios.  Some of the Funds seek to qualify as a
     ---------------------------------
regulated investment company by investing their assets in one or more core portfolios. Each core will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding core portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or a disregarded entity), a proportionate share of any interest, dividends, gains and losses of a core or master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the core portfolio. Each investor in a core portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular core portfolio and the Code and Treasury Regulations promulgated thereunder, in determining such investor's federal income tax liability. Therefore, to the extent that a core portfolio were to accrue but not distribute any interest, dividends or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income without receipt of any corresponding distribution. However, each of the core portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of interest, dividends and gains without a corresponding distribution. Furthermore, each core portfolio's assets, income and distributions will be managed in such a way that an investor in a core portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the core portfolio.

     Taxation of Fund Investments.  Except as otherwise noted, if a Fund
     ----------------------------
realizes gains or losses on the sale of portfolio securities, such gains or losses generally will be capital gains or losses. Such gains or losses generally will be long-term capital gains or losses if the Fund held the disposed securities for more than one year at the time of disposition of the securities.

     In general, if a Fund purchases a debt obligation with original issue discount (generally at a price less than its principal amount), the Fund may be required to annually include in its taxable income a portion of the original issue discount as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligations. Gains recognized on the disposition of a debt obligation (including a tax-exempt obligation) purchased by a Fund at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

     Under Section 1256 of the Code, a Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts, certain foreign currency contracts, and non-equity, listed options but generally exclude securities futures (as defined in Section 3(a)(55)(A) of the Securities Act of 1934). In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the 60%/40% rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code, described above. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

     The amount of long-term capital gain a taxpayer may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the taxpayer would have had if the taxpayer owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income. The Funds do not expect to enter into any derivative contracts, and, therefore, does not expect to be subject to these rules.

     If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund purchases shares of a foreign entity which to its knowledge is a PFIC, the Fund can be expected to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its tax basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its tax basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss), notwithstanding any distributions by the PFIC, the Fund will not be subject to federal income tax or the interest charge with respect to its interest in the PFIC under the election. No assurance can be given that a Fund will make a timely mark-to-market election with respect to its PFIC shares.

     Foreign Taxes. Income and dividends received by a Fund from sources within
     -------------
foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain circumstances, a regulated investment company is eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. None of the Funds expects to qualify for the election.

     Distributions, Generally. For federal income tax purposes, a Fund's
     ------------------------
"earnings and profits," as determined for federal income tax purposes, will be determined at the end of the Fund's taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as taxable distributions. Thus, if during a taxable year a Fund's declared distributions exceed the Fund's earnings and profits (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's basis in its Fund shares and then capital gain. It is expected that a Fund's distributions will not exceed the Fund's cumulative earnings and profits.

     Capital Gain Distributions. Distributions that are designated by a Fund as
     --------------------------
capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares. In general, a disposition of Fund shares
     --------------------------
pursuant to a redemption (including a redemption in-kind) or an exchange will result in a taxable capital gain or loss to the redeeming shareholder, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares, and long-term capital gain or loss if the shareholder has held such Fund shares for greater than one year at the time of disposition.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum
     ------------------------
individual federal income tax rate applicable to ordinary income is 38.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A special lower rate of 18% on net capital gain is available to individuals to the extent the gain is derived from investments held for more than five years. However, the 18% rate only applies to assets acquired after December 31, 2000, unless an election is made to treat certain assets held on January 1, 2001, as having been sold and then reacquired on the same date. If the election is made, the asset will be deemed to be sold at its fair market value and any gain, but not loss, will be recognized. Although, the IRS has yet to issue any official guidance on how the 18% rate would apply to distributions made by a Fund, the IRS has indicated in income tax forms that the lower rate will apply to designated capital gain distributions by the Fund to the extent that the gain is derived from the disposition of a portfolio investment acquired by the Fund after December 31, 2000 and was held for more than five years at the time of disposition. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several calendar years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Corporate Shareholders. Corporate shareholders of a Fund may be eligible
     ----------------------
for the dividends-received deduction on distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Foreign Shareholders. Under the Code, distributions attributable to
     --------------------
ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation (each, a "foreign shareholder") generally will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the foreign shareholder, in which case the reporting and withholding requirements applicable to U.S. persons generally will apply. Special tax rules apply to foreign partnerships. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.

     Backup Withholding. The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 30% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax as a tax payment on its federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to decrease in future years.

     Tax-Deferred Plan. The shares of the Funds are available for a variety of
     -----------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Other Matters. Prospective shareholders should be aware that the
     -------------
investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. The Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     The foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective investors are urged to consult their own tax advisors regarding specific questions as to federal, state, local and foreign taxes applicable to them.

                                 CAPITAL STOCK

     The Funds are six of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's Funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's Funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other Funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of January 7, 2002, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                      5% OWNERSHIP AS OF JANUARY 7, 2002
                      ----------------------------------

                                                                                 Type of          Percentage
              Fund                          Name and Address                    Ownership          of Class
              ----                          ----------------                    ---------          --------
Asset Allocation Fund
Class A                            N/A

Class B                            N/A

Class C                            MLPF&S For The Sole Benefit                    Record              7.94%
                                   Of Its Customers
                                   ATTN: Mutual Fund Administration
                                   4800 Deer Lake Drive East 3rd Floor
                                   Jacksonville, FL 32246-6484

                                   EMJAYCO                                        Record              7.88%
                                   Omnibus Account
                                   P.O. Box 170910
                                   Milwaukee, WI 53217-0909

                                                                                 Type of          Percentage
              Fund                          Name and Address                    Ownership          of Class
              ----                          ----------------                    ---------          --------
Institutional Class                EMJAYCO                                        Record                   6.41%
                                   Omnibus Account
                                   P.O. Box 170910
                                   Milwaukee, WI 53217-0909

                                   Wells Fargo Bank MN NA FBO                     Record
                                   Stagecoach Balanced FD CL I                                            75.22%
                                   ATTN: Mutual Fund OPS
                                   P.O. Box 1533
                                   Minneapolis, MN 55480-1533

Growth Balanced Fund
Class A                            Charles Schwab & Co., Inc.                     Record                   9.33%
                                   Special Custody Account
                                   Exclusively FBO The Customers
                                   101 Montgomery Street
                                   San Francisco, CA 94104-4122

                                   Wells Fargo Investments LLC                    Record                   5.60%
                                   A/C 5009-5616
                                   608 Second Avenue South 8th Floor
                                   Minneapolis, MN 55402-1916

Class B                            N/A

Class C                            EMJAYCO                                        Record                  29.89%
                                   Omnibus Account
                                   PO Box 170910
                                   Milwaukee, WI 53217-0909

                                   Wells Fargo Investments LLC                    Record                   5.36%
                                   A/C 4188-8111
                                   608 Second Avenue South 8th Floor
                                   Minneapolis, MN 55402-1916

Institutional Class                Wells Fargo Bank MN NA FBO                     Record                  91.87%
                                   Growth Balanced Fund I
                                   Attn: Mutual Fund OPS
                                   P.O. Box 1533
                                   Minneapolis, MN 55480-1533

                                                                                       Type of             Percentage
              Fund                            Name and Address                        Ownership             of Class
              ----                            ----------------                        ---------             --------
Index Allocation Fund
Class A                              Stephens Inc.                                      Record                7.32%
                                     Seed Money
                                     ATTN: Accounting
                                     111 Center Street
                                     Little Rock, AR 72201-4402

                                     MLPF&S For The Sole Benefit Of Its Customers       Record                8.02%
                                     ATTN: Mutual Fund Administration
                                     4800 Deer Lake Drive East, 3rd Floor
                                     Jacksonville, FL 32246-6484

                                     Barona Band of Mission Indians                     Record                6.82%
                                     DBA General Account
                                     1095 Barona Road
                                     Lakeside, CA 92040-1541

Class B                              N/A

Class C                              MLPF&S For The Sole Benefit Of Its Customers       Record               20.63%
                                     ATTN: Mutual Fund Administration
                                     4800 Deer Lake Drive East, 3rd Floor
                                     Jacksonville, FL 32246-6484

Moderate Balanced Fund
Institutional Class                  Wells Fargo Bank MN NA FBO                         Record               92.76%
                                     Moderate Balanced I
                                     Attn: Mutual Fund OPS
                                     P.O. Box 1533
                                     Minneapolis, MN 55480-1533

Strategic Growth Allocation Fund
Institutional Class                  Wells Fargo Bank MN NA                             Record               98.73%
                                     Strategic Growth Allocation Fund (I)
                                     Distribution Option 104
                                     Attn: Mutual Fund OPS
                                     P.O. Box 1533
                                     Minneapolis, MN 55480-1533

                                                                                 Type of           Percentage
              Fund                            Name and Address                  Ownership           of Class
              ----                            ----------------                  ---------           --------
Strategic Income Fund
Institutional Class                Wells Fargo Bank Minnesota NA              Record                   8.67%
                                   Strategic Income I
                                   C/O Mutual Fund Processing
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55485-1450

                                   Wells Fargo Bank Minnesota NA              Record                  88.64%
                                   Strategic Income I
                                   C/O Mutual Fund Processing
                                   PO Box 1450 NW 8477
                                   Minneapolis, MN 55485-1450

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectuses.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for all of the Funds for the fiscal year ended September 30, 2001 are hereby incorporated by reference to the Funds' Annual Report.

                                   APPENDIX

     The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

     Corporate Bonds
     ---------------

     S&P
     ---

     S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

       AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

       A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

       BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

       BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

       B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

       CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

       Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

       CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

       C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

       D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

     Moody's
     -------

     Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment grade securities.

       Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly
                         ----
     secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

       Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

       C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     Short-Term Issue Credit Ratings (including Commercial Paper)
     ------------------------------------------------------------

       S&P:
       ----

       A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

       A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

       A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

       B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

       C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

       D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

       Moody's:
       -------

       Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

       Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

       Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

       Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                            WELLS FARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                     PART C
                               OTHER INFORMATION

Item 23.  Exhibits.
          --------

     Exhibit
     Number                                  Description
     ------                                  -----------

     (a)            -    Amended and Restated Declaration of Trust, incorporated
                         by reference to Post-Effective Amendment No. 8, filed
                         December 17, 1999.

     (b)            -    Not Applicable.

     (c)            -    Not Applicable.

     (d)(1)(i)      -    Investment Advisory Agreement with Wells Fargo Funds
                         Management, LLC, incorporated by reference to Post-
                         Effective Amendment No. 20, filed May 1, 2001; Schedule
                         A, incorporated by reference to Post-Effective
                         Amendment No. 29, filed November 1, 2001.

           (ii)     -    Amended and Restated Fee and Expense Agreement between
                         Wells Fargo Funds Trust and Wells Fargo Funds
                         Management, LLC, filed herewith.

        (2)(i)      -    Investment Sub-Advisory Agreement with Barclays Global
                         Fund Advisors, incorporated by reference to Post-
                         Effective Amendment No. 22, filed June 15, 2001;
                         Appendix I, filed herewith.

           (ii)     -    Investment Sub-Advisory Agreement with Galliard Capital
                         Management, Inc., incorporated by reference to Post-
                         Effective Amendment No. 20, filed May 1, 2001; Schedule
                         A and Appendix A, incorporated by reference to Post-
                         Effective Amendment No. 29, filed November 1, 2001.

           (iii)    -    Investment Sub-Advisory Agreement with Peregrine
                         Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001;
                         Appendix A and Schedule A, filed herewith.

           (iv)     -    Investment Sub-Advisory Agreement with Schroder
                         Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed
                         May 1, 2001.

           (v) Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

           (vi)     -    Investment Sub-Advisory Agreement with Wells Capital
                         Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001;
                         Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment
                         No. 29, filed November 1, 2001.

           (vii)    -    Investment Sub-Advisory Agreement with Dresdner RCM
                         Global Investors, LLC, filed herewith.

           (viii)   -    Investment Sub-Advisory Agreement with Golden Capital
                         Management, LLC, incorporated by reference to Post-
                         Effective Amendment No. 23, filed July 1, 2001.

           (ix)     -    Investment Sub-Advisory Agreement with Cadence Capital
                         Management, incorporated by reference to Post-Effective
                         Amendment No. 26, filed September 12, 2001.

     (e)            -    Distribution Agreement along with Form of Selling
                         Agreement, incorporated by reference to Post-Effective
                         Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment
                         No. 29, filed November 1, 2001.

     (f)            -    Not Applicable.

     (g)(1)         -    Custody Agreement with Barclays Global Investors, N.A.,
                         incorporated by reference to Post-Effective Amendment
                         No. 16, filed October 30, 2000.

        (2)         -    Custody Agreement with Wells Fargo Bank Minnesota,
                         N.A., incorporated by reference to Post-Effective
                         Amendment No. 16, filed October 30, 2000; Appendix A, filed herewith.

        (i)         -    Delegation Agreement (17f-5) with Wells Fargo Bank
                         Minnesota, N.A., incorporated by reference to Post-
                         Effective Amendment No. 16, filed October 30, 2000;
                         Exhibit A, incorporated by reference to Post-Effective
                         Amendment No. 29, filed November 1, 2001.

        (3)         -    Securities Lending Agreement by and among Wells Fargo
                         Funds Trust, Wells Fargo Funds Management, LLC and
                         Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 22, filed
                         June 15, 2001; Exhibit A, incorporated by reference to
                         Post-Effective Amendment No. 29, filed November 1,
                         2001.

     (h)(1)         -    Administration Agreement with Wells Fargo Funds
                         Management, LLC, incorporated by reference to Post-
                         Effective Amendment No. 20, filed May 1, 2001; Appendix
                         A, incorporated by reference to Post-Effective
                         Amendment No. 29, filed November 1, 2001.

        (2)         -    Fund Accounting Agreement with Forum Accounting
                         Services, LLC, incorporated by reference to Post-
                         Effective Amendment No. 9, filed February 1, 2000;
                         Appendix A and Appendix C, filed herewith.

        (3)         -    Transfer Agency and Service Agreement with Boston
                         Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed
                         October 30, 2000; Schedule A, filed herewith.

        (4)         -    Shareholder Servicing Plan, incorporated by reference
                         to Post-Effective Amendment No. 16, filed October 30,
                         2000; Appendix A incorporated by reference to Post-
                         Effective Amendment No. 29, filed November 1, 2001.

        (5)         -    Shareholder Servicing Agreement, incorporated by
                         reference to Post-Effective Amendment No. 8, filed
                         December 17, 1999.

     (i)            -    Legal Opinion, filed herewith.

     (j)(A)         -    Not Applicable.

     (j)(1)         -    Power of Attorney, Robert C. Brown, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (2)         -    Not Applicable.

        (3)         -    Not Applicable.

        (4)         -    Power of Attorney, Thomas S. Goho, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (5)         -    Power of Attorney, Peter G. Gordon, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (6)         -    Power of Attorney, W. Rodney Hughes, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (7)         -    Power of Attorney, Richard M. Leach, incorporated by
                         reference to Post-Effective Amendment No. 16, filed
                         October 30, 2000.

        (8)         -    Power of Attorney, J. Tucker Morse, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (9)         -    Power of Attorney, Timothy J. Perry, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (10)        -    Power of Attorney, Donald C. Willeke, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (11)        -    Power of Attorney, Michael J. Hogan, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

        (12)        -    Power of Attorney, Karla M. Rabusch, incorporated by
                         reference to Post-Effective Amendment No. 10, filed May
                         10, 2000.

     (k)            -    Not Applicable.

     (l)            -    Not Applicable.

     (m)            -    Rule 12b-1 Plan, incorporated by reference to Post-
                         Effective Amendment No. 23, filed July 1, 2001;
                         Appendix A, incorporated by reference to Post-Effective
                         Amendment No. 29, filed November 1, 2001 (see Exhibit
                         (e) above for related Distribution Agreement).

     (n)            -    Rule 18f-3 Plan, incorporated by reference to Post-
                         Effective Amendment No. 23, filed July 1, 2001;
                         Appendix A, incorporated by reference to Post-Effective
                         Amendment No. 29, filed November 1, 2001.

     (o)            -    Not Applicable.

     (p)(1)         -    Joint Code of Ethics for Funds Trust, Core Trust and
                         Variable Trust, incorporated by reference to Post-
                         Effective Amendment No. 20, filed May 1, 2001.

        (2)         -    Wells Fargo Funds Management, LLC Code of Ethics,
                         incorporated by reference to Post-Effective Amendment
                         No. 20, filed May 1, 2001.

        (3)         -    Barclays Global Investors, N.A. Code of Ethics,
                         incorporated by reference to Post-Effective Amendment
                         No. 20, filed May 1, 2001.

        (4)         -    Dresdner RCM Global Investors, LLC Code of Ethics,
                         incorporated by reference to Post-Effective Amendment
                         No. 15, filed October 2, 2000.

        (5)         -    Galliard Capital Management, Inc. Code of Ethics,
                         incorporated by reference to Post-Effective Amendment
                         No. 15, filed October 2, 2000.

        (6)         -    Peregrine Capital Management, Inc. Code of Ethics,
                         incorporated by reference to Post-Effective Amendment
                         No. 15, filed October 2, 2000.

        (7)         -    Schroder Investment Management North America Inc. Code
                         of Ethics, incorporated by reference to Post-Effective
                         Amendment No. 15, filed October 2, 2000.

        (8)         -    Smith Asset Management Group, L.P. Code of Ethics,
                         incorporated by reference to Post-Effective Amendment
                         No. 15, filed October 2, 2000.

        (9)         -    Wells Capital Management Incorporated Code of Ethics,
                         incorporated by reference to Post-Effective Amendment
                         No. 15, filed October 2, 2000.

        (10)        -    Cadence Capital Management Code of Ethics, incorporated
                         by reference to Post-Effective Amendment No. 22, filed
                         June 15, 2001.

        (11)        -    Golden Capital Management LLC Code of Ethics, filed
                         herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund.
          -----------------------------------------------------------

          Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.  Indemnification.
          ---------------

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26.  Business and Other Connections of Investment Adviser.
          ----------------------------------------------------

          (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

               To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

          (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as a sub-adviser to various Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of this Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (c) Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of WCM in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of WCM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly-owned subsidiary of Dresdner Bank AG, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (i) Cadence Capital Management ("Cadence") serves as sub-adviser to the core portfolio in which the Large Cap Appreciation Fund invests. The descriptions of Cadence in parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (j) Golden Capital Management, LLC ("Golden") serves as sub-adviser for the OTC Growth Fund. Golden is entitled to receive fees at the same annual rates as were applicable under the sub-advisory contract with Smith. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27.    Principal Underwriters.
            ----------------------

          (a) Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (file No. 501-15510).

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records.
          --------------------------------

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

          (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

          (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

          (d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

          (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

          (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

          (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

          (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

          (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 787 Seventh Avenue, New York, New York 10019.

          (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

          (m) Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, Massachusetts 02110.

          (n) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at Two Resource Square, 10926 David Taylor Drive, Suite 180, Charlotte, North Carolina 28262.

Item 29.  Management Services.
          -------------------

          Other than as set forth under the captions "Organization and Management of the Funds" in each Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings. Not Applicable.
          ------------

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933, has been signed on behalf of the Trust by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 8th day of February, 2002.

                                       WELLS FARGO FUNDS TRUST

                                       By: /s/ Christopher R. Bellonzi
                                          ----------------------------
                                          Christopher R. Bellonzi
                                          Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                               Title                      Date
---------                               -----                      ----
           *                          Trustee
--------------------------
Robert C. Brown

           *                          Trustee
--------------------------
Thomas S. Goho

           *                          Trustee
--------------------------
Peter G. Gordon

           *                          Trustee
--------------------------
W. Rodney Hughes

           *                          Trustee
--------------------------
Richard M. Leach

           *                          Trustee
--------------------------
J. Tucker Morse

           *                          Trustee
--------------------------
Timothy J. Penny

           *                          Trustee
--------------------------
Donald C. Willeke                                                2/8/2002

*By:  /s/ Christopher R. Bellonzi
     ----------------------------
   Christopher R. Bellonzi
   As Attorney-in-Fact
   February 8, 2002

                            WELLS FARGO FUNDS TRUST
                        FILE NOS. 333-74295; 811-09253

                                 EXHIBIT INDEX

Exhibit Number                                   Description
EX-99.B(d)(1)(ii)      Amended and Restated Fee and Expense Agreement between Wells
                       Fargo Funds Trust and Wells Fargo Funds Management, LLC

EX-99.B(d)(2)(i)       Appendix I of the Investment Sub-Advisory Agreement with
                       Barclays Global Fund Advisors

EX-99.B(d)(2)(iii)     Appendix A and Schedule A of the Investment Sub-Advisory
                       Agreement with Peregrine Capital Management, Inc.

EX-99.B(d)(2)(vii)     Investment Sub-Advisory Agreement with Dresdner RCM Global
                       Investors, LLC

EX-99.B(g)(2)          Appendix A of the Custody Agreement with Wells Fargo Bank
                       Minnesota, N.A.

EX-99.B(h)(2)          Appendix A and Appendix C of the Fund Accounting Agreement with
                       Forum Accounting Services, LLC

EX-99.B(h)(3)          Schedule A of the Transfer Agency and Service Agreement with
                       Boston Financial Data Services, Inc.

EX-99.B(i)             Opinion and Consent of Counsel

EX-99.B(p)(11)         Golden Capital Management LLC Code of Ethics